UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number    811-22019
                                                  ---------------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  630-765-8000
                                                    ---------------

Date of fiscal year end:  July 31
                         ----------------

Date of reporting period: April 30, 2012
                         ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     The Portfolios of Investments are attached herewith.


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             COMMON STOCKS -- 98.8%
             AUTO COMPONENTS -- 6.3%
   115,600   Autoliv, Inc. (b)                $  7,252,744
    91,910   BorgWarner, Inc. (a)                7,264,566
   141,519   Delphi Automotive PLC (a)           4,343,218
    95,465   Johnson Controls, Inc.              3,052,016
   133,387   Lear Corp.                          5,535,561
   166,879   TRW Automotive Holdings Corp. (a)   7,628,039
    28,124   Visteon Corp. (a)                   1,410,981
                                              ------------
                                                36,487,125
                                              ------------

             AUTOMOBILES -- 4.5%
   496,489   Ford Motor Co.                      5,600,396
   302,191   General Motors Co. (a)              6,950,393
    91,110   Harley-Davidson, Inc.               4,767,786
   166,518   Tesla Motors, Inc. (a) (b)          5,516,741
    98,237   Thor Industries, Inc.               3,323,358
                                              ------------
                                                26,158,674
                                              ------------

             COMMERCIAL SERVICES & SUPPLIES
                -- 0.6%
   191,271   KAR Auction Services, Inc. (a)      3,519,386
                                              ------------


             DISTRIBUTORS -- 1.4%
    49,419   Genuine Parts Co.                   3,201,363
   143,473   LKQ Corp. (a)                       4,799,172
                                              ------------
                                                 8,000,535
                                              ------------

             DIVERSIFIED CONSUMER SERVICES --
                4.2%
   384,684   Career Education Corp. (a)          2,742,797
   228,856   DeVry, Inc.                         7,357,721
   566,206   Education Management Corp. (a)(b)   7,020,954
    90,502   H&R Block, Inc.                     1,330,379
   132,386   Service Corp. International         1,533,030
    57,929   Weight Watchers International,
             Inc.                                4,400,287
                                              ------------
                                                24,385,168
                                              ------------

             FOOD & STAPLES RETAILING -- 1.0%
    34,147   Costco Wholesale Corp.              3,010,741
    50,660   Wal-Mart Stores, Inc.               2,984,381
                                              ------------
                                                 5,995,122
                                              ------------

             HOTELS, RESTAURANTS & LEISURE --
                13.2%
    95,652   Bally Technologies, Inc. (a)        4,643,905
    54,106   Brinker International, Inc.         1,702,716
   193,299   Carnival Corp.                      6,280,284
    14,835   Chipotle Mexican Grill, Inc. (a)    6,143,915
    29,136   Darden Restaurants, Inc.            1,459,131
    34,890   Hyatt Hotels Corp., Class A (a)     1,501,317
    88,787   International Game Technology       1,383,301


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
   134,634   Las Vegas Sands Corp.            $  7,470,841
   118,143   Marriott International, Inc.,
                Class A                          4,618,210
   569,118   MGM Resorts International (a)       7,637,564
    38,531   Panera Bread Co., Class A (a)       6,084,815
   104,053   Penn National Gaming, Inc. (a)      4,680,304
   210,703   Royal Caribbean Cruises Ltd.        5,766,941
    80,020   Starbucks Corp.                     4,591,548
    54,972   Starwood Hotels & Resorts
                Worldwide, Inc.                  3,254,342
   188,452   WMS Industries, Inc. (a)            4,618,958
    62,824   Yum! Brands, Inc.                   4,569,190
                                              ------------
                                                76,407,282
                                              ------------

             HOUSEHOLD DURABLES -- 4.6%
    66,035   Garmin Ltd. (b)                     3,112,230
   165,592   Harman International Industries,
                Inc.                             8,210,051
    37,062   Jarden Corp.                        1,554,010
    46,615   Mohawk Industries, Inc. (a)         3,124,137
    91,814   Tempur-Pedic International,
                Inc. (a)                         5,402,336
    23,474   Tupperware Brands Corp.             1,462,195
    58,182   Whirlpool Corp.                     3,724,812
                                              ------------
                                                26,589,771
                                              ------------

             INTERNET & CATALOG RETAIL --
                2.5%
     7,358   Amazon.com, Inc. (a)                1,706,320
    44,573   Expedia, Inc.                       1,900,147
    78,090   Liberty Interactive Corp.,
                Class A (a)                      1,471,215
    12,955   Netflix, Inc. (a)                   1,038,214
    10,802   priceline.com, Inc. (a)             8,218,378
                                              ------------
                                                14,334,274
                                              ------------

             INTERNET SOFTWARE & SERVICES --
                1.4%
    84,042   eBay, Inc. (a)                      3,449,924
   115,696   VistaPrint N.V. (a) (b)             4,314,304
                                              ------------
                                                 7,764,228
                                              ------------

             LEISURE EQUIPMENT & PRODUCTS
                -- 2.3%
   132,858   Mattel, Inc.                        4,464,029
   107,428   Polaris Industries, Inc.            8,534,080
                                              ------------
                                                12,998,109
                                              ------------

             MACHINERY -- 2.4%
    73,354   Snap-on, Inc.                       4,587,559
    19,369   Stanley Black & Decker, Inc.        1,417,036
   128,167   WABCO Holdings, Inc. (a)            8,078,366
                                              ------------
                                                14,082,961
                                              ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             MEDIA -- 13.5%
   182,870   CBS Corp., Class B               $  6,098,714
    48,874   Charter Communications, Inc.,
                Class A (a)                      2,955,411
   560,396   Clear Channel Outdoor Holdings,
                Inc., Class A                    4,242,198
   258,286   Comcast Corp., Class A              7,833,814
    30,210   DIRECTV, Class A (a)                1,488,447
    61,274   Discovery Communications, Inc.,
                Class A (a)                      3,334,531
   188,315   DISH Network Corp., Class A         6,020,431
    80,790   DreamWorks Animation SKG, Inc.,
                Class A (a)                      1,455,028
   404,508   Gannett Co., Inc.                   5,590,301
   391,931   Interpublic Group of Cos. (The),
                Inc.                             4,628,705
    45,992   Lamar Advertising Co., Class A
                (a) (b)                          1,463,465
    89,301   Liberty Global, Inc., Class A (a)   4,448,083
    35,173   Liberty Media Corp. - Liberty
                Capital, Class A (a)             3,075,527
   157,468   News Corp., Class A                 3,086,373
    61,221   Omnicom Group, Inc.                 3,141,249
 1,935,892   Sirius XM Radio, Inc. (a)           4,375,116
    38,039   Time Warner Cable, Inc.             3,060,238
   118,466   Time Warner, Inc.                   4,437,736
    31,404   Viacom, Inc., Class B               1,456,832
    34,057   Walt Disney (The) Co.               1,468,197
    11,967   Washington Post (The) Co.,
                Class B (b)                      4,525,560
                                              ------------
                                                78,185,956
                                              ------------

             MULTILINE RETAIL -- 7.6%
    72,069   Big Lots, Inc. (a)                  2,640,608
   123,003   Dillard's, Inc., Class A            7,941,074
    96,788   Dollar General Corp. (a)            4,593,558
    47,335   Dollar Tree, Inc. (a)               4,812,076
    48,996   Family Dollar Stores, Inc.          3,309,680
   123,953   Kohl's Corp.                        6,213,764
   195,102   Macy's, Inc.                        8,003,084
    55,644   Nordstrom, Inc.                     3,108,274
    53,207   Target Corp.                        3,082,814
                                              ------------
                                                43,704,932
                                              ------------

             PERSONAL PRODUCTS -- 0.6%
    50,055   Estee Lauder (The) Cos., Inc.,
                Class A                          3,271,094
                                              ------------

             ROAD & RAIL -- 1.1%
   412,306   Hertz Global Holdings, Inc. (a)     6,353,635
                                              ------------

             SPECIALTY RETAIL -- 24.2%
   239,433   Aaron's, Inc.                       6,505,395
    30,048   Abercrombie & Fitch Co., Class A    1,507,508
    70,011   Advance Auto Parts, Inc.            6,427,010


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             SPECIALTY RETAIL (CONTINUED)
    86,722   American Eagle Outfitters, Inc.   $ 1,561,863
     4,010   AutoZone, Inc. (a)                  1,588,602
    22,661   Bed Bath & Beyond, Inc. (a)         1,595,108
   327,343   Best Buy Co., Inc.                  7,224,460
   178,963   CarMax, Inc. (a)                    5,524,588
   410,669   Chico's FAS, Inc.                   6,307,876
   128,967   Dick's Sporting Goods, Inc.         6,525,730
    81,655   DSW, Inc., Class A                  4,593,910
    48,007   Foot Locker, Inc.                   1,468,534
   354,920   GameStop Corp., Class A (b)         8,077,979
    57,033   Gap (The), Inc.                     1,625,441
   123,252   Home Depot (The), Inc.              6,383,221
    93,160   Limited Brands, Inc.                4,630,052
    47,502   Lowe's Cos., Inc.                   1,494,888
    50,294   Orchard Supply Hardware Stores
                Corp., Class A (a) (b)           1,079,812
    33,937   O'Reilly Automotive, Inc. (a)       3,578,996
    78,151   PetSmart, Inc.                      4,553,077
 1,246,197   RadioShack Corp. (b)                6,455,301
   106,735   Ross Stores, Inc.                   6,573,809
   250,039   Sally Beauty Holdings, Inc. (a)     6,651,037
   131,161   Signet Jewelers Ltd.                6,396,722
   383,256   Staples, Inc.                       5,902,142
   156,163   TJX (The) Cos., Inc.                6,513,559
    85,601   Tractor Supply Co.                  8,423,994
    83,441   Ulta Salon Cosmetics & Fragrance,
                Inc.                             7,357,827
    82,730   Williams-Sonoma, Inc.               3,200,824
                                              ------------
                                               139,729,265
                                              ------------

             TEXTILES, APPAREL & LUXURY
                GOODS -- 7.4%
    80,238   Coach, Inc.                         5,870,212
    58,730   Fossil, Inc. (a)                    7,674,249
   151,378   Hanesbrands, Inc. (a)               4,271,887
    28,591   NIKE, Inc., Class B                 3,198,475
    86,777   PVH Corp.                           7,705,798
    35,580   Ralph Lauren Corp.                  6,129,367
    82,456   Under Armour, Inc., Class A (a)     8,074,916
                                              ------------
                                                42,924,904
                                              ------------

             TOTAL COMMON STOCKS -- 98.8%
             (Cost $526,792,161)               570,892,421
                                              ------------

             MONEY MARKET FUND -- 1.2%
 6,702,647   Morgan Stanley Institutional
                Treasury Money Market Fund -
                0.03% (c)                        6,702,647
             (Cost $6,702,647)                ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             INVESTMENTS OF COLLATERAL FOR
                SECURITIES LOANED -- 6.1%
             MONEY MARKET FUND -- 3.1%
17,850,796   Goldman Sachs Financial Square
                Government Fund, 0.05% (c)    $ 17,850,796
             (Cost $17,850,796)               ------------


PRINCIPAL
VALUE
----------
             REPURCHASE AGREEMENT -- 3.0%
$17,412,426  JPMorgan Chase & Co., 0.10% (c),
                dated 04/30/12, due 05/01/12,
                with a maturity value of
                $17,412,474. Collateralized
                by U.S. Treasury Note,
                interest rate of 4.25%, due
                08/15/14. The market value of
                the collateral including
                accrued interest was
                $17,761,910.                    17,412,426
             (Cost $17,412,426)               ------------

             TOTAL INVESTMENTS OF COLLATERAL
                FOR SECURITIES LOANED -- 6.1%   35,263,222
             (Cost $35,263,222)               ------------

             TOTAL INVESTMENTS -- 106.1%       612,858,290
             (Cost $568,758,030) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- (6.1)%          (35,334,833)
                                              ------------
              NET ASSETS -- 100.0%            $577,523,457
                                              ============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate market value of such securities is $34,450,979 and the total market value of the collateral held by the Fund is $35,263,222.

(c)   Interest rate shown reflects yield as of April 30, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $60,851,576 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,751,316.


------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                     LEVEL 1     LEVEL 2     LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*               $570,892,421    $ --        $ --
Money Market Funds             24,553,443      --          --
Repurchase Agreement           17,412,426      --          --
                             -----------------------------------
Total Investments            $612,858,290    $ --        $ --
                             ===================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             COMMON STOCKS -- 99.9%
             BEVERAGES -- 21.4%
   191,178   Beam, Inc.                       $ 10,855,087
   115,272   Coca-Cola (The) Co.                 8,797,559
   596,585   Coca-Cola Enterprises, Inc.        17,969,140
   904,113   Constellation Brands, Inc.,
                Class A (a)                     19,528,841
   377,069   Molson Coors Brewing Co.,
                Class B                         15,678,529
   343,515   Monster Beverage Corp. (a)         22,314,734
                                              ------------
                                                95,143,890
                                              ------------

             FOOD & STAPLES RETAILING --
                20.5%
   249,937   CVS Caremark Corp.                 11,152,189
   352,107   Kroger (The) Co.                    8,193,530
   844,260   Safeway, Inc.                      17,163,806
 1,961,011   SUPERVALU, Inc.                    11,648,405
   285,708   Sysco Corp.                         8,256,961
   509,481   Walgreen Co.                       17,862,404
   205,083   Whole Foods Market, Inc.           17,036,245
                                              ------------
                                                91,313,540
                                              ------------

             FOOD PRODUCTS -- 43.9%
   538,925   Archer-Daniels-Midland Co.         16,615,058
   311,625   Bunge Ltd.                         20,099,813
   252,033   Campbell Soup Co.                   8,526,276
   426,401   ConAgra Foods, Inc.                11,009,674
   369,953   Corn Products International,
                Inc.                            21,109,518
   418,819   Flowers Foods, Inc.                 8,983,668
    94,607   General Mills, Inc.                 3,679,266
   379,323   Hormel Foods Corp.                 11,023,126
   104,861   J.M. Smucker (The) Co.              8,350,082
    69,588   Kellogg Co.                         3,519,065
    98,191   Kraft Foods, Inc., Class A          3,914,875
   156,743   McCormick & Co., Inc.               8,763,501
   135,754   Mead Johnson Nutrition Co.         11,615,112
   792,510   Sara Lee Corp.                     17,466,920
   968,140   Smithfield Foods, Inc. (a)         20,292,214
 1,113,746   Tyson Foods, Inc., Class A         20,325,865
                                              ------------
                                               195,294,033
                                              ------------

             HOUSEHOLD PRODUCTS -- 5.8%
    75,879   Church & Dwight Co., Inc.           3,854,653
    54,297   Clorox (The) Co.                    3,806,220
   150,955   Energizer Holdings, Inc. (a)       10,767,620
    50,511   Kimberly-Clark Corp.                3,963,598
    55,532   Procter & Gamble (The) Co.          3,534,057
                                              ------------
                                                25,926,148
                                              ------------

             PERSONAL PRODUCTS -- 4.9%
   309,920   Herbalife Ltd.                     21,793,574
                                              ------------

             TOBACCO -- 3.4%
    28,836   Lorillard, Inc.                     3,901,223


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             TOBACCO (CONTINUED)
   126,367   Philip Morris International,
                 Inc.                         $ 11,311,110
                                              ------------
                                                15,212,333
                                              ------------

             TOTAL COMMON STOCKS -- 99.9%
             (Cost $438,494,793)               444,683,518

             MONEY MARKET FUND -- 0.1%
   286,876   Morgan Stanley Institutional
                Treasury Money Market Fund -
                0.03% (b)                          286,876
             (Cost $286,876)                  ------------

             TOTAL INVESTMENTS -- 100.0%       444,970,394
             (Cost $438,781,669) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                (35,648)
                                              ------------
             NET ASSETS -- 100.0%             $444,934,746
                                              ============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,136,009 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,947,284.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS               LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*         $444,683,518      $ --           $ --
Money Market Fund           286,876        --             --
                      ------------------------------------------
Total Investments      $444,970,394      $ --           $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             COMMON STOCKS -- 100.1%
             ENERGY EQUIPMENT & SERVICES --
                28.2%
    49,495   Atwood Oceanics, Inc. (a)        $  2,194,113
    66,221   Baker Hughes, Inc.                  2,921,008
    10,514   Cameron International Corp. (a)       538,843
     8,444   Core Laboratories N.V.              1,156,659
    33,286   Diamond Offshore Drilling, Inc.     2,281,755
    11,017   FMC Technologies, Inc. (a)            517,799
    41,183   Helmerich & Payne, Inc.             2,116,395
   127,035   Nabors Industries Ltd. (a)          2,115,133
    13,979   National Oilwell Varco, Inc.        1,059,049
    30,922   Oceaneering International, Inc.     1,596,503
    21,347   Oil States International, Inc.
               (a)                               1,698,794
   160,631   Patterson-UTI Energy, Inc.          2,597,403
    16,868   Rowan Cos., Inc. (a)                  582,452
     7,943   Schlumberger Ltd.                     588,894
     5,799   SEACOR Holdings, Inc. (a)             538,901
    64,951   Unit Corp. (a)                      2,744,180
                                              ------------
                                                25,247,881
                                              ------------

             OIL, GAS & CONSUMABLE FUELS --
                71.9%
     7,090   Anadarko Petroleum Corp.              519,059
    27,651   Apache Corp.                        2,652,837
   155,592   Arch Coal, Inc.                     1,518,578
    95,893   Chesapeake Energy Corp.             1,768,267
    25,898   Chevron Corp.                       2,759,691
    29,440   Cimarex Energy Co.                  2,034,598
     5,441   Concho Resources, Inc. (a)            583,166
    30,626   ConocoPhillips                      2,193,740
    25,890   Continental Resources, Inc. (a)     2,310,683
    91,409   Denbury Resources, Inc. (a)         1,740,427
    23,431   Devon Energy Corp.                  1,636,655
    37,595   El Paso Corp.                       1,115,444
     9,999   EOG Resources, Inc.                 1,097,990
    23,043   EQT Corp.                           1,148,002
   251,341   EXCO Resources, Inc.                1,844,843
    19,213   Exxon Mobil Corp.                   1,658,850
   137,491   Forest Oil Corp. (a)                1,831,380
    37,690   Hess Corp.                          1,965,157
    86,386   HollyFrontier Corp.                 2,662,417
    28,743   Kinder Morgan, Inc.                 1,031,874
    47,394   Laredo Petroleum Holdings, Inc.
                (a)                              1,252,149
    52,567   Marathon Oil Corp.                  1,542,316
    64,052   Marathon Petroleum Corp.            2,665,204
    39,486   Murphy Oil Corp.                    2,170,545
    80,084   Newfield Exploration Co. (a)        2,875,016
     5,681   Noble Energy, Inc.                    564,237
    23,331   Occidental Petroleum Corp.          2,128,254
    14,933   Pioneer Natural Resources Co.       1,729,540
    26,047   Plains Exploration & Production
                Co. (a)                          1,064,020
    54,636   QEP Resources, Inc.                 1,683,335
   551,054   Quicksilver Resources, Inc. (a)     2,589,954


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
    70,940   SandRidge Energy, Inc. (a)       $    566,811
    15,698   SM Energy Co.                       1,037,795
    17,606   Spectra Energy Corp.                  541,208
   103,477   Tesoro Corp. (a)                    2,405,840
   107,773   Valero Energy Corp.                 2,661,993
    10,230   Whiting Petroleum Corp. (a)           585,156
    36,057   Williams (The) Cos., Inc.           1,227,020
    61,684   WPX Energy, Inc. (a)                1,083,788
                                              ------------
                                                64,447,839
                                              ------------

             TOTAL COMMON STOCKS -- 100.1%
             (Cost $98,864,604)                 89,695,720

             MONEY MARKET FUND -- 0.1%
   116,879   Morgan Stanley Institutional
                Treasury Money Market Fund -
                0.03% (b)                          116,879
             (Cost $116,879)                  ------------

             TOTAL INVESTMENTS -- 100.2%        89,812,599
              (Cost $98,981,483) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.2)%             (147,967)
                                              ------------
             NET ASSETS -- 100.0%             $ 89,664,632
                                              ============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,199,442 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,368,326.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS               LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*          $89,695,720      $ --           $ --
Money Market Fund           116,879        --             --
                      ------------------------------------------
TOTAL INVESTMENTS       $89,812,599      $ --           $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             COMMON STOCKS -- 100.0%
             CAPITAL MARKETS -- 17.1%
    12,641   Affiliated Managers Group,
                Inc. (a)                       $ 1,436,270
   203,516   American Capital Ltd. (a)           2,020,914
    18,529   Ameriprise Financial, Inc.          1,004,457
   107,915   Ares Capital Corp.                  1,730,957
    58,499   Bank of New York Mellon (The)
                Corp.                            1,383,501
     3,430   BlackRock, Inc.                       657,119
    49,135   Charles Schwab (The) Corp.            702,631
    96,704   E*TRADE Financial Corp. (a)         1,027,964
    24,689   Eaton Vance Corp.                     649,321
    31,489   Federated Investors, Inc.,
                Class B                            695,277
    11,395   Franklin Resources, Inc.            1,430,186
     8,530   Goldman Sachs Group (The), Inc.       982,230
    16,152   Greenhill & Co., Inc.                 627,505
    39,680   Invesco Ltd.                          985,651
   198,055   Janus Capital Group, Inc.           1,501,257
    56,183   Jefferies Group, Inc.                 894,995
    50,559   Legg Mason, Inc.                    1,318,073
    46,495   LPL Investment Holdings, Inc. (a)   1,668,706
    71,869   Morgan Stanley                      1,241,896
     9,370   Raymond James Financial, Inc.         343,129
    16,513   SEI Investments Co.                   333,397
    31,003   State Street Corp.                  1,432,959
    16,197   T. Rowe Price Group, Inc.           1,022,274
    35,737   TD Ameritrade Holding Corp.           671,498
    32,648   Waddell & Reed Financial, Inc.,
                Class A                          1,044,083
                                              ------------
                                                26,806,250
                                              ------------

             COMMERCIAL BANKS -- 16.2%
    75,846   Associated Banc-Corp.               1,011,027
     7,079   Bank of Hawaii Corp.                  346,092
    22,493   BB&T Corp.                            720,676
    18,828   BOK Financial Corp.                 1,073,761
    17,119   CIT Group, Inc. (a)                   647,954
    13,468   City National Corp.                   717,306
    21,804   Comerica, Inc.                        698,164
    17,400   Commerce Bancshares, Inc.             697,740
     5,891   Cullen/Frost Bankers, Inc.            347,333
    30,588   East West Bancorp, Inc.               696,489
   100,455   Fifth Third Bancorp                 1,429,475
     7,705   First Citizens BancShares, Inc.,
                Class A                          1,335,276
    32,886   First Horizon National Corp.          301,893
    71,738   First Niagara Financial Group,
                Inc.                               641,338
    21,428   First Republic Bank (a)               707,767
   100,849   Fulton Financial Corp.              1,057,906
   273,567   Huntington Bancshares, Inc.         1,830,163
   207,574   KeyCorp                             1,668,895
    12,194   M&T Bank Corp.                      1,051,976
    21,903   PNC Financial Services Group,
                Inc.                             1,452,607
   688,570   Popular, Inc. (a)                   1,225,655


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             COMMERCIAL BANKS (CONTINUED)
   107,097   Regions Financial Corp.          $    721,834
    14,113   SunTrust Banks, Inc.                  342,664
    89,055   TCF Financial Corp.                 1,021,461
    22,287   U.S. Bancorp                          716,973
    26,373   Valley National Bancorp               332,300
    30,991   Wells Fargo & Co.                   1,036,029
    82,231   Zions Bancorporation                1,676,690
                                              ------------
                                                25,507,444
                                              ------------

             CONSUMER FINANCE -- 3.4%
    24,415   American Express Co.                1,470,027
    31,638   Capital One Financial Corp.         1,755,276
    52,920   Discover Financial Services         1,793,988
    21,680   SLM Corp.                             321,515
                                              ------------
                                                 5,340,806
                                              ------------

             DIVERSIFIED FINANCIAL SERVICES
                -- 8.1%
    35,699   Bank of America Corp.                 289,519
    12,035   CBOE Holdings, Inc.                   318,205
    48,296   Citigroup, Inc.                     1,595,700
     6,077   CME Group, Inc.                     1,615,388
    62,294   Interactive Brokers Group, Inc.,
                Class A                            945,000
     5,132   IntercontinentalExchange,
                Inc. (a)                           682,761
    30,702   JPMorgan Chase & Co.                1,319,572
    41,932   Moody's Corp.                       1,717,116
    28,741   MSCI, Inc. (a)                      1,051,633
    68,112   NASDAQ OMX Group (The), Inc. (a)    1,673,512
    58,815   NYSE Euronext                       1,514,486
                                              ------------
                                                12,722,892
                                              ------------

             INSURANCE -- 29.1%
     9,632   ACE Ltd.                              731,743
    23,007   Aflac, Inc.                         1,036,235
     2,162   Alleghany Corp. (a)                   741,350
    25,681   Allied World Assurance Co.
                Holdings AG                      1,848,005
    10,394   Allstate (The) Corp.                  346,432
    45,737   American Financial Group, Inc.      1,780,084
    57,224   American International Group,
                Inc. (a)                         1,947,333
    24,337   American National Insurance Co.     1,708,457
    21,567   Aon PLC                             1,117,171
    28,430   Arch Capital Group Ltd. (a)         1,116,730
    43,590   Assurant, Inc.                      1,758,421
   106,832   Assured Guaranty Ltd.               1,514,878
    13,064   Berkshire Hathaway, Inc., Class
                B (a)                            1,050,999
    44,527   Brown & Brown, Inc.                 1,200,893
    20,434   Chubb (The) Corp.                   1,493,112
     9,898   Cincinnati Financial Corp.            352,567


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
    48,109   CNA Financial Corp.              $  1,473,098
     4,396   Erie Indemnity Co., Class A           338,052
    78,295   Fidelity National Financial,
                Inc., Class A                    1,508,745
    41,062   Genworth Financial, Inc.,
                Class A (a)                        246,783
     8,323   Hanover Insurance Group (The),
                Inc.                               335,916
    83,724   Hartford Financial Services
                Group (The), Inc.                1,720,528
    45,279   HCC Insurance Holdings, Inc.        1,447,117
    11,265   Kemper Corp.                          337,837
    12,950   Lincoln National Corp.                320,771
    26,549   Loews Corp.                         1,091,960
    21,546   Marsh & McLennan Cos., Inc.           720,714
    32,254   Mercury General Corp.               1,457,558
    47,260   MetLife, Inc.                       1,702,778
    35,884   Principal Financial Group, Inc.       992,910
    30,439   Progressive (The) Corp.               648,351
    59,581   Protective Life Corp.               1,743,340
    22,274   Prudential Financial, Inc.          1,348,468
    29,672   Reinsurance Group of America,
                Inc.                             1,725,130
    43,112   StanCorp Financial Group, Inc.      1,654,638
    28,337   Torchmark Corp.                     1,380,295
    23,831   Travelers (The) Cos., Inc.          1,532,810
    13,936   Unum Group                            330,841
    39,065   W. R. Berkley Corp.                 1,471,188
       697   White Mountains Insurance Group
                Ltd.                               364,531
                                              ------------
                                                45,638,769
                                              ------------

             IT SERVICES -- 9.0%
    14,009   Alliance Data Systems Corp. (a)     1,800,016
    29,535   Broadridge Financial Solutions,
                Inc.                               685,507
    64,867   CoreLogic, Inc. (a)                 1,083,279
    42,615   Fidelity National Information
                Services, Inc.                   1,434,847
    15,261   Fiserv, Inc. (a)                    1,072,696
    45,509   FleetCor Technologies, Inc. (a)     1,799,881
     7,190   Global Payments, Inc.                 333,832
    54,273   Lender Processing Services, Inc.    1,440,948
     3,373   MasterCard, Inc., Class A           1,525,507
    61,189   Total System Services, Inc.         1,439,165
    11,967   Visa, Inc., Class A                 1,471,702
                                              ------------
                                                14,087,380
                                              ------------

             MEDIA -- 0.2%
     5,432   Morningstar, Inc.                     313,535
                                              ------------

             PROFESSIONAL SERVICES -- 1.3%
    12,476   Dun & Bradstreet (The) Corp.          970,383


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             PROFESSIONAL SERVICES (CONTINUED)
    23,926   Equifax, Inc.                    $  1,096,290
                                              ------------
                                                 2,066,673
                                              ------------

             REAL ESTATE INVESTMENT TRUSTS --
                10.8%
    47,785   American Capital Agency Corp.       1,492,803
    11,220   American Tower Corp.                  735,808
    12,919   Apartment Investment &
                Management Co., Class A            350,751
     3,242   Boston Properties, Inc.               350,946
     5,206   Camden Property Trust                 352,290
   623,485   Chimera Investment Corp.            1,801,872
    37,906   CommonWealth REIT                     710,737
    19,064   Digital Realty Trust, Inc.          1,431,516
    11,256   Equity Residential                    691,569
     4,638   Essex Property Trust, Inc.            732,665
    26,683   Hospitality Properties Trust          735,917
    24,425   Macerich (The) Co.                  1,503,847
    19,262   Piedmont Office Realty Trust,
                Inc., Class A                      341,708
     2,472   Public Storage                        354,139
     7,724   Rayonier, Inc.                        350,283
    15,498   Senior Housing Properties Trust       342,196
     7,282   Simon Property Group, Inc.          1,133,079
    18,222   SL Green Realty Corp.               1,502,222
    26,439   UDR, Inc.                             696,139
     5,983   Ventas, Inc.                          351,741
    48,318   Weyerhaeuser Co.                      983,754
                                              ------------
                                                16,945,982
                                              ------------

             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 2.8%
    88,410   CBRE Group, Inc., Class A (a)       1,662,992
    16,596   Howard Hughes (The) Corp. (a)       1,113,757
    21,170   Jones Lang LaSalle, Inc.            1,692,330
                                              ------------
                                                 4,469,079
                                              ------------

             SOFTWARE -- 0.2%
     3,434   FactSet Research Systems, Inc.        360,089
                                              ------------

             THRIFTS & MORTGAGE FINANCE --
                1.8%
    28,784   Capitol Federal Financial, Inc.       339,939
    76,131   New York Community Bancorp, Inc.    1,027,007
    53,296   People's United Financial, Inc.       657,673
    41,946   Washington Federal, Inc.              735,733
                                              ------------
                                                 2,760,352
                                              ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             TOTAL COMMON STOCKS -- 100.0%    $157,019,251
             (Cost $158,600,850)

             MONEY MARKET FUND -- 0.0%
    27,681   Morgan Stanley Institutional
                Treasury Money Market Fund -
                0.03% (b)                           27,681
             (Cost $27,681)                   ------------

             TOTAL INVESTMENTS -- 100.0%       157,046,932
              (Cost $158,628,531) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                (17,934)
                                              ------------
             NET ASSETS -- 100.0%             $157,028,998
                                              ============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,181,389 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,762,988.


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS               LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*         $157,019,251      $ --           $ --
Money Market Fund            27,681        --             --
                      ------------------------------------------
Total Investments      $157,046,932      $ --           $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             COMMON STOCKS -- 100.1%
             BIOTECHNOLOGY -- 12.9%
   152,738   Alexion Pharmaceuticals,
                Inc. (a)                      $ 13,795,296
    83,447   Amgen, Inc.                         5,933,916
   454,586   Amylin Pharmaceuticals, Inc. (a)   11,778,323
    67,561   Biogen Idec, Inc. (a)               9,053,850
   109,780   Celgene Corp. (a)                   8,005,157
   266,225   Dendreon Corp. (a)                  3,101,521
    58,065   Gilead Sciences, Inc. (a)           3,019,961
   359,666   Myriad Genetics, Inc. (a)           9,354,913
    97,287   Regeneron Pharmaceuticals,
                Inc. (a)                        13,159,040
                                              ------------
                                               77,201,977
                                              ------------

             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 23.2%
   218,123   Alere, Inc. (a)                     5,210,959
    94,896   Baxter International, Inc.          5,258,187
 2,371,715   Boston Scientific Corp. (a)        14,846,936
   437,582   CareFusion Corp. (a)               11,337,750
    69,426   Cooper (The) Cos., Inc.             6,121,290
   207,502   Covidien PLC                       11,460,336
   212,053   DENTSPLY International, Inc.        8,706,896
   339,612   Hill-Rom Holdings, Inc.            11,020,409
   131,629   Hologic, Inc. (a)                   2,516,747
    64,880   IDEXX Laboratories, Inc. (a)        5,704,898
    26,181   Intuitive Surgical, Inc. (a)       15,137,854
   289,516   Medtronic, Inc.                    11,059,511
    91,765   ResMed, Inc. (a)                    3,120,928
   110,066   Sirona Dental Systems, Inc. (a)     5,559,434
    64,012   St. Jude Medical, Inc.              2,478,545
   139,166   Teleflex, Inc.                      8,721,533
   176,514   Zimmer Holdings, Inc.              11,108,026
                                              ------------
                                               139,370,239
                                              ------------

             HEALTH CARE PROVIDERS & SERVICES
                -- 37.5%
   282,759   Aetna, Inc.                        12,452,706
   210,805   AMERIGROUP Corp. (a)               13,019,317
   303,056   Brookdale Senior Living, Inc.
                (a)                              5,761,095
    65,796   Cardinal Health, Inc.               2,781,197
   222,545   Catalyst Health Solutions,
                Inc. (a)                        19,221,212
   172,777   Cigna Corp.                         7,987,481
   637,725   Community Health Systems, Inc.
                (a)                             15,522,227
   398,729   Coventry Health Care, Inc.         11,957,883
   125,834   DaVita, Inc. (a)                   11,146,376
   209,417   Express Scripts Holding Co. (a)    11,683,374
   343,969   HCA Holdings, Inc.                  9,259,645
   149,917   Henry Schein, Inc. (a)             11,504,631
   153,361   Humana, Inc.                       12,373,165
   359,606   LifePoint Hospitals, Inc. (a)      14,031,826
   129,276   McKesson Corp.                     11,817,119
    38,150   MEDNAX, Inc. (a)                    2,679,656


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             HEALTH CARE PROVIDERS &
                SERVICES (CONTINUED)
    84,922   Patterson Cos., Inc.             $  2,894,991
    46,386   Quest Diagnostics, Inc.             2,676,008
 1,602,591   Tenet Healthcare Corp. (a)          8,317,447
   192,503   UnitedHealth Group, Inc.           10,809,043
   203,049   Universal Health Services, Inc.,
                Class B                          8,672,223
   244,435   VCA Antech, Inc. (a)                5,783,332
   192,183   WellPoint, Inc.                    13,033,851
                                              ------------
                                               225,385,805
                                              ------------

             HEALTH CARE TECHNOLOGY -- 4.4%
   111,740   Cerner Corp. (a)                    9,060,997
   189,207   SXC Health Solutions Corp. (a)     17,138,370
                                              ------------
                                                26,199,367
                                              ------------

             LIFE SCIENCES TOOLS & SERVICES
                -- 7.0%
   109,430   Bio-Rad Laboratories, Inc.,
                Class A (a)                     11,817,346
   370,543   Bruker Corp. (a)                    5,569,261
    78,594   Charles River Laboratories
                International, Inc. (a)          2,792,445
   107,840   Illumina, Inc. (a)                  4,802,115
   116,199   Life Technologies Corp. (a)         5,386,986
   182,184   QIAGEN N.V. (a)                     3,047,938
   150,937   Thermo Fisher Scientific, Inc.      8,399,644
                                              ------------
                                                41,815,735
                                              ------------

             PHARMACEUTICALS -- 15.1%
    92,558   Abbott Laboratories                 5,744,150
    29,724   Allergan, Inc.                      2,853,504
   168,092   Bristol-Myers Squibb Co.            5,609,230
   352,196   Eli Lilly & Co.                    14,577,392
   292,963   Endo Pharmaceuticals Holdings,
                Inc. (a)                        10,294,720
   408,843   Forest Laboratories, Inc. (a)      14,240,002
    43,002   Johnson & Johnson                   2,799,000
   221,616   Merck & Co., Inc.                   8,696,212
   362,891   Mylan, Inc. (a)                     7,878,364
    27,456   Perrigo Co.                         2,880,134
   375,538   Pfizer, Inc.                        8,611,086
    84,604   Watson Pharmaceuticals, Inc. (a)    6,375,757
                                              ------------
                                                90,559,551
                                              ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             TOTAL COMMON STOCKS --
                100.1%                        $600,532,674
             (Cost $548,234,134)

             MONEY MARKET FUND -- 0.0%
   196,446   Morgan Stanley Institutional
                Treasury Money Market Fund -
                 0.03% (b)                         196,446
              (Cost $196,446)                 ------------

             TOTAL INVESTMENTS -- 100.1%       600,729,120
              (Cost $548,430,580) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%             (389,020)
                                              ------------
              NET ASSETS -- 100.0%            $600,340,100
                                              ============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $56,335,512 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,036,972.


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS               LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*         $600,532,674      $ --           $ --
Money Market Fund           196,446        --             --
                      ------------------------------------------
Total Investments      $600,729,120      $ --           $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 15.9%
    23,437   Alliant Techsystems, Inc.        $  1,249,192
    25,273   BE Aerospace, Inc. (a)              1,188,589
    75,058   Exelis, Inc.                          865,419
    12,798   General Dynamics Corp.                863,865
     7,687   Honeywell International, Inc.         466,293
    16,591   L-3 Communications Holdings, Inc.   1,220,102
     2,488   Lockheed Martin Corp.                 225,264
    19,223   Northrop Grumman Corp.              1,216,431
    13,356   Raytheon Co.                          723,094
    38,415   Spirit AeroSystems Holdings,
                Inc., Class A (a)                  960,375
    42,207   Textron, Inc.                       1,124,394
     8,114   TransDigm Group, Inc. (a)           1,023,338
                                              ------------
                                                11,126,356
                                              ------------

             AIR FREIGHT & LOGISTICS -- 2.6%
    10,220   FedEx Corp.                           901,813
     2,773   United Parcel Service, Inc.,
                Class B                            216,682
    40,900   UTi Worldwide, Inc.                   681,803
                                              ------------
                                                 1,800,298
                                              ------------

             AIRLINES -- 4.9%
    14,829   Copa Holdings SA, Class A           1,205,746
    94,832   Delta Air Lines, Inc. (a)           1,039,359
    85,545   Southwest Airlines Co.                708,313
    21,847   United Continental Holdings,
                Inc. (a)                           478,886
                                              ------------
                                                 3,432,304
                                              ------------

             COMMERCIAL SERVICES & SUPPLIES
                -- 4.2%
     7,432   Avery Dennison Corp.                  237,675
     5,712   Cintas Corp.                          223,739
     8,592   Copart, Inc. (a)                      226,915
    17,213   Corrections Corp. of America (a)      497,284
    13,790   Covanta Holding Corp.                 221,329
    18,051   R.R. Donnelley & Sons Co.             225,818
    23,066   Republic Services, Inc.               631,316
     6,874   Waste Connections, Inc.               221,549
    13,438   Waste Management, Inc.                459,580
                                              ------------
                                                 2,945,205
                                              ------------

             COMPUTERS & PERIPHERALS -- 1.5%
    35,339   Lexmark International, Inc.,
                Class A                          1,063,704
                                              ------------

             CONSTRUCTION & ENGINEERING --
                5.3%
    42,023   AECOM Technology Corp. (a)            927,448
    27,209   Chicago Bridge & Iron Co. N.V.,
                ADR                              1,208,624
     7,822   Fluor Corp.                           451,720
    10,589   Jacobs Engineering Group, Inc.
                (a)                                464,116
    19,836   KBR, Inc.                             671,647
                                              ------------
                                                 3,723,555
                                              ------------


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             ELECTRICAL EQUIPMENT -- 7.4%
    14,529   AMETEK, Inc.                     $    731,245
     3,501   Cooper Industries PLC                 219,057
    24,238   General Cable Corp. (a)               713,567
    98,393   GrafTech International Ltd. (a)     1,155,134
     7,164   Regal-Beloit Corp.                    484,573
     2,797   Rockwell Automation, Inc.             216,320
     4,741   Roper Industries, Inc.                483,108
    16,341   Thomas & Betts Corp. (a)            1,175,081
                                              ------------
                                                 5,178,085
                                              ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.3%
    17,279   Trimble Navigation Ltd. (a)           935,485
                                              ------------

             ENERGY EQUIPMENT & SERVICES --
                0.3%
    17,462   McDermott International, Inc. (a)     197,321
                                              ------------

             INDUSTRIAL CONGLOMERATES -- 4.1%
     2,500   3M Co.                                223,400
    23,525   Carlisle Cos., Inc.                 1,295,286
    12,577   Danaher Corp.                         681,925
    11,155   General Electric Co.                  218,415
     8,374   Tyco International Ltd.               470,033
                                              ------------
                                                 2,889,059
                                              ------------

             INTERNET SOFTWARE & SERVICES --
                0.9%
    72,286   Monster Worldwide, Inc. (a)           623,828
                                              ------------

             IT SERVICES -- 3.0%
    14,579   Accenture PLC, Class A                946,906
    55,186   Booz Allen Hamilton Holding Corp.     943,681
    13,727   Genpact Ltd. (a)                      228,966
                                              ------------
                                                 2,119,553
                                              ------------

             LIFE SCIENCES TOOLS & SERVICES
                -- 2.2%
    15,837   Agilent Technologies, Inc.            668,005
     3,809   Mettler-Toledo International,
                Inc. (a)                           683,030
     2,413   Waters Corp. (a)                      202,957
                                              ------------
                                                 1,553,992
                                              ------------

             MACHINERY -- 29.3%
    24,886   AGCO Corp. (a)                      1,158,941
     8,826   Caterpillar, Inc.                     907,048
    23,666   CNH Global N.V. (a)                 1,083,193
     9,785   Cummins, Inc.                       1,133,397
     6,267   Donaldson Co., Inc.                   217,214
     7,460   Dover Corp.                           467,444
    14,150   Eaton Corp.                           681,747
     4,074   Flowserve Corp.                       468,225
    17,720   Graco, Inc.                           944,653
     9,546   Harsco Corp.                          212,876


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
    11,158   IDEX Corp.                       $    483,253
    16,445   Illinois Tool Works, Inc.             943,614
    17,057   Ingersoll-Rand PLC                    725,264
    21,103   Kennametal, Inc.                      891,180
    25,919   Lincoln Electric Holdings, Inc.     1,270,290
    84,757   Manitowoc (The) Co., Inc.           1,173,884
    17,432   Navistar International Corp. (a)      591,816
     8,619   Nordson Corp.                         464,564
    40,569   Oshkosh Corp. (a)                     926,190
    20,070   PACCAR, Inc.                          862,207
     3,744   Pall Corp.                            223,180
     8,332   Parker Hannifin Corp.                 730,633
    15,162   SPX Corp.                           1,164,138
    13,215   Toro (The) Co.                        944,344
    14,253   Trinity Industries, Inc.              421,889
     9,350   Wabtec Corp.                          727,243
    25,401   Xylem, Inc.                           708,180
                                              ------------
                                                20,526,607
                                              ------------

             MARINE -- 0.7%
     7,146   Kirby Corp. (a)                       474,280
                                              ------------

             OFFICE ELECTRONICS -- 1.9%
   145,398   Xerox Corp.                         1,131,196
     5,424   Zebra Technologies Corp., Class
                A (a)                              210,397
                                              ------------
                                                 1,341,593
                                              ------------

             PROFESSIONAL SERVICES -- 2.3%
     9,922   Manpower, Inc.                        422,677
    15,499   Robert Half International, Inc.       461,870
     3,378   Towers Watson & Co., Class A          220,921
    10,003   Verisk Analytics, Inc., Class
                A (a)                              489,647
                                              ------------
                                                 1,595,115
                                              ------------

             ROAD & RAIL -- 7.0%
    14,401   Con-way, Inc.                         468,033
    21,607   J.B. Hunt Transport Services,
                Inc.                             1,195,515
     6,559   Kansas City Southern                  505,174
    20,357   Landstar System, Inc.               1,090,525
    10,714   Norfolk Southern Corp.                781,372
    13,352   Ryder System, Inc.                    650,509
     2,092   Union Pacific Corp.                   235,224
                                              ------------
                                                 4,926,352
                                              ------------

             TRADING COMPANIES & DISTRIBUTORS
                -- 5.2%
    17,499   GATX Corp.                            750,182
    11,294   MSC Industrial Direct Co., Inc.,
                Class A                            832,481
     4,377   W.W. Grainger, Inc.                   909,628


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             TRADING COMPANIES & DISTRIBUTORS
                (CONTINUED)
    17,979   WESCO International, Inc. (a)    $  1,193,626
                                              ------------
                                                 3,685,917
                                              ------------
             TOTAL COMMON STOCKS -- 100.0%
             (Cost $71,887,132)                 70,138,609

             MONEY MARKET FUND -- 0.0%
    27,349   Morgan Stanley Institutional
                Treasury Money Market Fund -
                0.03% (b)                           27,349
             (Cost $27,349)                   ------------

             TOTAL INVESTMENTS -- 100.0%        70,165,958
              (Cost $71,914,481) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                (22,972)
                                              ------------
             NET ASSETS -- 100.0%             $ 70,142,986
                                              ============


(a) Non-income producing security.

(b) Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,096,896 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,845,419.

ADR - American Depositary Receipt


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*          $70,138,609      $ --           $ --
Money Market Fund            27,349        --             --
                      ------------------------------------------
Total Investments       $70,165,958      $ --           $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             COMMON STOCKS -- 100.0%
             BUILDING PRODUCTS -- 6.6%
    52,749   Armstrong World Industries, Inc. $  2,323,066
    95,764   Lennox International, Inc.          4,156,158
   288,635   Masco Corp.                         3,804,209
   107,110   Owens Corning, Inc. (a)             3,679,228
                                              ------------
                                                13,962,661
                                              ------------

             CHEMICALS -- 50.5%
    12,845   Air Products and Chemicals, Inc.    1,098,119
    43,380   Airgas, Inc.                        3,975,343
    80,492   Albemarle Corp.                     5,256,128
    19,307   Ashland, Inc.                       1,271,752
    27,620   Cabot Corp.                         1,191,251
    55,716   Celanese Corp., Class A             2,699,997
    35,207   CF Industries Holdings, Inc.        6,797,063
    63,488   Cytec Industries, Inc.              4,035,932
    74,261   Dow Chemical (The) Co.              2,515,963
    72,955   E.I. du Pont de Nemours & Co.       3,900,174
   124,424   Eastman Chemical Co.                6,715,163
    19,104   Ecolab, Inc.                        1,216,734
    36,459   FMC Corp.                           4,026,897
   367,262   Huntsman Corp.                      5,200,430
   206,314   Kronos Worldwide, Inc.              4,897,894
   147,350   LyondellBasell Industries N.V.,
                Class A                          6,156,283
    32,258   Monsanto Co.                        2,457,414
    40,276   PPG Industries, Inc.                4,238,646
    10,288   Praxair, Inc.                       1,190,322
   123,335   Rockwood Holdings, Inc. (a)         6,825,359
    47,346   Sherwin-Williams (The) Co.          5,694,777
    16,131   Sigma-Aldrich Corp.                 1,143,688
   184,163   Solutia, Inc.                       5,219,179
   133,188   Valspar (The) Corp.                 6,812,566
   111,268   W.R. Grace & Co. (a)                6,632,686
    99,263   Westlake Chemical Corp.             6,347,869
                                              ------------
                                               107,517,629
                                              ------------

             CONSTRUCTION MATERIALS -- 0.5%
    13,762   Martin Marietta Materials, Inc.     1,140,595
                                              ------------

             CONTAINERS & PACKAGING -- 13.4%
    21,522   AptarGroup, Inc.                    1,173,164
   119,994   Ball Corp.                          5,010,949
    79,667   Bemis Co., Inc.                     2,580,414
    32,008   Crown Holdings, Inc. (a)            1,183,656
    46,003   Greif, Inc., Class A                2,467,601
    86,937   Packaging Corp. of America          2,537,691
    76,166   Rock-Tenn Co., Class A              4,747,427
    61,059   Sealed Air Corp.                    1,171,112
    87,315   Silgan Holdings, Inc.               3,830,509
   116,240   Sonoco Products Co.                 3,851,031
                                              ------------
                                                28,553,554
                                              ------------

             MACHINERY -- 6.6%
   126,758   Timken (The) Co.                    7,163,095


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             MACHINERY (CONTINUED)
    54,778   Valmont Industries, Inc.         $  6,788,637
                                              ------------
                                                13,951,732
                                              ------------

             METALS & MINING -- 14.5%
   513,518   Alcoa, Inc.                         4,996,530
    49,249   Carpenter Technology Corp.          2,741,199
    17,029   Cliffs Natural Resources, Inc.      1,060,226
    59,892   Nucor Corp.                         2,348,365
    91,100   Reliance Steel & Aluminum Co.       5,091,579
   161,217   Schnitzer Steel Industries,
                Inc., Class A                    6,427,722
   353,878   Steel Dynamics, Inc.                4,519,022
    86,966   Titanium Metals Corp.               1,284,488
    87,590   United States Steel Corp.           2,481,425
                                              ------------
                                                30,950,556
                                              ------------

             PAPER & FOREST PRODUCTS -- 5.8%
    67,432   Domtar Corp.                        5,898,951
   109,951   International Paper Co.             3,662,468
    87,732   MeadWestvaco Corp.                  2,791,632
                                              ------------
                                                12,353,051
                                              ------------

             TRADING COMPANIES & DISTRIBUTORS
                -- 2.1%
    95,112   Fastenal Co.                        4,453,144
                                              ------------
             TOTAL COMMON STOCKS -- 100.0%     212,882,922
             (Cost $203,640,538)

             MONEY MARKET FUND -- 0.2%
   340,644   Morgan Stanley Institutional
                Treasury Money Market Fund -
                0.03% (b)                          340,644
              (Cost $340,644)                 ------------

             TOTAL INVESTMENTS -- 100.2%       213,223,566
              (Cost $203,981,182) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.2)%             (327,894)
                                              ------------
             NET ASSETS -- 100.0%             $212,895,672
                                              ============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,807,908 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,565,524.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS               LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*         $212,882,922      $ --           $ --
Money Market Fund           340,644        --             --
                      ------------------------------------------
Total Investments      $213,223,566      $ --           $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             COMMON STOCKS -- 100.1%
             COMMUNICATIONS EQUIPMENT -- 9.5%
   396,137   Brocade Communications Systems,
                Inc. (a)                      $  2,194,599
   211,028   Ciena Corp. (a)                     3,127,435
   107,674   Cisco Systems, Inc.                 2,169,631
   121,419   EchoStar Corp., Class A (a)         3,527,222
    44,671   F5 Networks, Inc. (a)               5,982,787
   101,056   Harris Corp.                        4,602,090
   157,198   JDS Uniphase Corp. (a)              1,909,956
    67,003   QUALCOMM, Inc.                      4,277,471
    40,541   Riverbed Technology, Inc. (a)         799,874
                                              ------------
                                                28,591,065
                                              ------------

             COMPUTERS & PERIPHERALS -- 13.9%
    10,084   Apple, Inc. (a)                     5,891,476
   205,813   Dell, Inc. (a)                      3,369,159
    29,554   Diebold, Inc.                       1,165,905
   152,471   EMC Corp. (a)                       4,301,207
   253,023   Hewlett-Packard Co.                 6,264,850
   277,751   NCR Corp. (a)                       6,527,149
    50,887   NetApp, Inc. (a)                    1,975,942
   192,396   QLogic Corp. (a)                    3,318,831
    91,876   SanDisk Corp. (a)                   3,400,331
   145,682   Western Digital Corp. (a)           5,653,918
                                              ------------
                                                41,868,768
                                              ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 17.7%
    76,225   Amphenol Corp., Class A             4,431,722
   143,653   Arrow Electronics, Inc. (a)         6,040,609
   165,717   Avnet, Inc. (a)                     5,979,069
   454,747   AVX Corp.                           5,775,287
   428,233   Corning, Inc.                       6,145,144
   184,090   Ingram Micro, Inc., Class A (a)     3,582,391
    43,784   IPG Photonics Corp. (a)             2,119,146
   240,016   Jabil Circuit, Inc.                 5,628,375
   121,487   Molex, Inc.                         3,351,826
    83,985   Tech Data Corp. (a)                 4,517,553
   495,852   Vishay Intertechnology, Inc. (a)    5,563,459
                                              ------------
                                                53,134,581
                                              ------------

             INTERNET SOFTWARE & SERVICES
                -- 8.7%
    31,041   Akamai Technologies, Inc. (a)       1,011,937
   180,125   AOL, Inc. (a)                       4,510,330
    38,314   Equinix, Inc. (a)                   6,291,159
     1,788   Google, Inc., Class A (a)           1,082,151
    23,209   IAC/InterActiveCorp                 1,117,513
   104,359   Rackspace Hosting, Inc. (a)         6,062,214
    29,719   VeriSign, Inc.                      1,221,748
   299,303   Yahoo!, Inc. (a)                    4,651,169
                                              ------------
                                                25,948,221
                                              ------------


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             IT SERVICES -- 7.5%
   144,287   Amdocs Ltd. (a)                  $  4,617,184
    14,818   Cognizant Technology Solutions
                Corp., Class A (a)               1,086,456
    42,011   DST Systems, Inc.                   2,351,776
    26,694   Gartner, Inc. (a)                   1,169,197
     5,464   International Business Machines
                Corp.                            1,131,485
    91,709   NeuStar, Inc., Class A (a)          3,333,622
    66,847   Teradata Corp. (a)                  4,664,583
    87,809   VeriFone Systems, Inc. (a)          4,183,221
                                              ------------
                                                22,537,524
                                              ------------

             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 22.7%
   426,051   Advanced Micro Devices, Inc. (a)    3,135,735
   484,677   Applied Materials, Inc.             5,811,277
   231,032   Atmel Corp. (a)                     2,049,254
    58,459   Avago Technologies Ltd.             2,015,666
    28,981   Broadcom Corp., Class A             1,060,705
   410,181   Fairchild Semiconductor
                International, Inc. (a)          5,812,265
   162,084   Intel Corp.                         4,603,186
   197,457   International Rectifier Corp. (a)   4,310,486
   203,384   Intersil Corp., Class A             2,088,754
    62,760   KLA-Tencor Corp.                    3,272,934
   694,685   LSI Corp. (a)                       5,585,267
   289,607   Marvell Technology Group Ltd. (a)   4,347,001
   421,850   Micron Technology, Inc. (a)         2,779,991
    45,685   Novellus Systems, Inc. (a)          2,135,774
   379,200   ON Semiconductor Corp. (a)          3,132,192
   472,587   PMC-Sierra, Inc. (a)                3,341,190
   123,558   Skyworks Solutions, Inc. (a)        3,353,364
   356,979   Teradyne, Inc. (a)                  6,143,609
    67,797   Texas Instruments, Inc.             2,165,436
    31,278   Xilinx, Inc.                        1,137,894
                                              ------------
                                                68,281,980
                                              ------------

             SOFTWARE -- 18.1%
   355,360   Activision Blizzard, Inc.           4,573,483
    33,188   Adobe Systems, Inc. (a)             1,113,789
    35,024   ANSYS, Inc. (a)                     2,349,060
    34,800   Ariba, Inc. (a)                     1,329,360
    80,725   Autodesk, Inc. (a)                  3,178,143
    82,676   CA, Inc.                            2,184,300
   192,396   Cadence Design Systems, Inc. (a)    2,245,261
    43,309   Citrix Systems, Inc. (a)            3,707,684
   123,951   Compuware Corp. (a)                 1,080,853
   164,762   Fortinet, Inc. (a)                  4,303,584
    43,064   Informatica Corp. (a)               1,981,805
    18,966   Intuit, Inc.                        1,099,459
    20,605   MICROS Systems, Inc. (a)            1,170,982
    70,658   Microsoft Corp.                     2,262,469


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
    44,550   Nuance Communications, Inc. (a)  $  1,088,802
    76,050   Red Hat, Inc. (a)                   4,533,341
    29,489   Salesforce.com, Inc. (a)            4,592,322
    60,891   Symantec Corp. (a)                  1,005,919
    74,319   Synopsys, Inc. (a)                  2,230,313
   112,023   TIBCO Software, Inc. (a)            3,685,557
    40,527   VMware, Inc., Class A (a)           4,527,676
                                              ------------
                                                54,244,162
                                              ------------

             WIRELESS TELECOMMUNICATION
                SERVICES -- 2.0%
    42,729   Crown Castle International
                Corp. (a)                        2,418,889
    67,271   SBA Communications Corp.,
                Class A (a)                      3,615,143
                                              ------------
                                                 6,034,032
                                              ------------

             TOTAL COMMON STOCKS -- 100.1%     300,640,333
             (Cost $287,986,818)

             MONEY MARKET FUND -- 0.0%
    56,481   Morgan Stanley Institutional
                Treasury Money Market Fund -
                0.03% (b)                           56,481
             (Cost $56,481)                   ------------

             TOTAL INVESTMENTS -- 100.1%       300,696,814
             (Cost $288,043,299) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%             (200,455)
                                              ------------
             NET ASSETS -- 100.0%             $300,496,359
                                              ============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,108,455 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,454,940.


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS               LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*         $300,640,333      $ --           $ --
Money Market Fund            56,481        --             --
                      ------------------------------------------
Total Investments      $300,696,814      $ --           $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             COMMON STOCKS -- 100.0%
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 9.2%
   122,870   CenturyLink, Inc.                $  4,737,867
 1,138,862   Frontier Communications Corp.       4,601,003
   256,350   Level 3 Communications, Inc. (a)    5,911,431
    53,574   tw telecom, Inc. (a)                1,166,842
                                              ------------
                                                16,417,143
                                              ------------

             ELECTRIC UTILITIES -- 29.1%
   123,092   American Electric Power Co.,
                Inc.                             4,780,893
   188,359   Duke Energy Corp.                   4,036,533
    98,154   Entergy Corp.                       6,434,976
   100,936   Exelon Corp.                        3,937,513
    26,043   FirstEnergy Corp.                   1,219,333
   234,292   Great Plains Energy, Inc.           4,784,243
    46,837   Hawaiian Electric Industries,
                Inc.                             1,243,054
    38,870   NextEra Energy, Inc.                2,501,285
    31,980   Northeast Utilities                 1,175,905
   147,300   NV Energy, Inc.                     2,452,545
    22,193   OGE Energy Corp.                    1,197,534
   251,411   Pepco Holdings, Inc.                4,756,696
    82,621   Pinnacle West Capital Corp.         3,994,725
   168,050   PPL Corp.                           4,596,168
   170,037   Westar Energy, Inc.                 4,878,362
                                              ------------
                                                51,989,765
                                              ------------

             GAS UTILITIES -- 7.1%
   150,952   Atmos Energy Corp.                  4,918,016
    49,343   National Fuel Gas Co.               2,334,911
    14,539   ONEOK, Inc.                         1,248,755
   145,231   UGI Corp.                           4,237,840
                                              ------------
                                                12,739,522
                                              ------------

             INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 6.0%
   181,673   AES (The) Corp. (a)                 2,274,546
   570,803   GenOn Energy, Inc. (a)              1,215,810
   420,928   NRG Energy, Inc. (a)                7,155,776
                                              ------------
                                                10,646,132
                                              ------------

             MULTI-UTILITIES -- 31.8%
    54,809   Alliant Energy Corp.                2,479,559
   145,770   Ameren Corp.                        4,779,798
   200,681   CenterPoint Energy, Inc.            4,055,763
   107,929   CMS Energy Corp.                    2,481,288
    20,328   Consolidated Edison, Inc.           1,208,500
    86,297   DTE Energy Co.                      4,865,425
    44,813   Integrys Energy Group, Inc.         2,448,582
   176,755   MDU Resources Group, Inc.           4,054,760
    48,754   NiSource, Inc.                      1,201,786
    54,702   PG&E Corp.                          2,416,734
   215,485   Public Service Enterprise Group,
                Inc.                             6,712,358


SHARES       DESCRIPTION                          VALUE
----------------------------------------------------------

             MULTI-UTILITIES (CONTINUED)
    52,065   SCANA Corp.                      $  2,401,238
   110,010   Sempra Energy                       7,122,048
   225,497   TECO Energy, Inc.                   4,063,456
   136,183   Vectren Corp.                       4,010,589
    89,705   Xcel Energy, Inc.                   2,427,417
                                              ------------
                                                56,729,301
                                              ------------

             OIL, GAS & CONSUMABLE FUELS --
                3.9%
   134,195   Energen Corp.                       7,029,134
                                              ------------

             WATER UTILITIES -- 0.7%
    34,892   American Water Works Co., Inc.      1,194,702
                                              ------------

             WIRELESS TELECOMMUNICATION
                SERVICES -- 12.2%
   360,231   NII Holdings, Inc. (a)              5,041,433
 1,388,608   Sprint Nextel Corp. (a)             3,443,748
   284,914   Telephone & Data Systems, Inc.      6,920,561
   161,154   United States Cellular Corp. (a)    6,320,460
                                              ------------
                                                21,726,202
                                              ------------
             TOTAL COMMON STOCKS -- 100.0%     178,471,901
             (Cost $185,387,504)

             MONEY MARKET FUND -- 0.1%
    70,282   Morgan Stanley Institutional
                Treasury Money Market Fund -
                0.03% (b)                           70,282
             (Cost $70,282)                   ------------

             TOTAL INVESTMENTS -- 100.1%       178,542,183
              (Cost $185,457,786) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%             (110,179)
                                              ------------
             NET ASSETS -- 100.0%             $178,432,004
                                              ============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,157,968 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,073,571.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS               LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*         $178,471,901      $ --           $ --
Money Market Fund            70,282        --             --
                      ------------------------------------------
Total Investments      $178,542,183      $ --           $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
SECTOR FUNDS
APRIL 30, 2012 (UNAUDITED)



                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company. The Trust currently consists of twenty-one exchange-traded funds (each a "Fund" and collectively, the "Funds") considered either a Sector Fund or a Style Fund, each having a separate report. This report covers the nine Sector Funds listed below:

         First Trust Consumer Discretionary AlphaDEX(R) Fund
         First Trust Consumer Staples AlphaDEX(R) Fund
         First Trust Energy AlphaDEX(R) Fund
         First Trust Financials AlphaDEX(R) Fund
         First Trust Health Care AlphaDEX(R) Fund
         First Trust Industrials/Producer Durables AlphaDEX(R) Fund First Trust Materials AlphaDEX(R) Fund
         First Trust Technology AlphaDEX(R) Fund
         First Trust Utilities AlphaDEX(R) Fund

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended. Each Fund's securities will be valued as follows:

       Portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

       Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and asked prices on such day.

       Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
APRIL 30, 2012 (UNAUDITED)


registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

       o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

       o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          o  Quoted prices for similar investments in active markets.

          o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

       o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of April 30, 2012, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SECURITIES LENDING

The Funds may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
APRIL 30, 2012 (UNAUDITED)


securities) or 105% (for international securities) of the market value of the loaned securities. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund. Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS
APRIL 30, 2012 (UNAUDITED)


                             LICENSING INFORMATION

Each of the StrataQuant(R) Consumer Discretionary Index, StrataQuant(R) Consumer Staples Index, StrataQuant(R) Energy Index, StrataQuant(R) Financials Index, StrataQuant(R) Health Care Index, StrataQuant(R) Industrials Index, StrataQuant(R) Materials Index, StrataQuant(R) Technology Index and StrataQuant(R) Utilities Index (the "StrataQuant(R) Series") is a registered trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the Funds.

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.5%
        4,371  Boeing (The) Co.                                $      335,693
       17,728  General Dynamics Corp.                               1,196,640
        2,594  Goodrich Corp.                                         325,443
       15,976  Honeywell International, Inc.                          969,104
       22,970  L-3 Communications Holdings, Inc.                    1,689,214
        7,237  Lockheed Martin Corp.                                  655,238
       26,614  Northrop Grumman Corp.                               1,684,134
        1,882  Precision Castparts Corp.                              331,928
       24,640  Raytheon Co.                                         1,334,010
        5,645  Rockwell Collins, Inc.                                 315,499
        3,918  United Technologies Corp.                              319,865
                                                               --------------
                                                                    9,156,768
                                                               --------------

               AIR FREIGHT & LOGISTICS -- 0.5%
       14,146  FedEx Corp.                                          1,248,243
        8,053  United Parcel Service, Inc., Class B                   629,261
                                                               --------------
                                                                    1,877,504
                                                               --------------

               AIRLINES -- 0.3%
      118,380  Southwest Airlines Co.                                 980,186
                                                               --------------

               AUTO COMPONENTS -- 0.7%
       19,277  BorgWarner, Inc. (a)                                 1,523,654
       30,036  Johnson Controls, Inc.                                 960,251
                                                               --------------
                                                                    2,483,905
                                                               --------------

               AUTOMOBILES -- 0.8%
      130,165  Ford Motor Co.                                       1,468,261
       26,500  Harley-Davidson, Inc.                                1,386,745
                                                               --------------
                                                                    2,855,006
                                                               --------------

               BEVERAGES -- 1.2%
        4,392  Coca-Cola (The) Co.                                    335,198
       34,111  Coca-Cola Enterprises, Inc.                          1,027,423
       68,918  Constellation Brands, Inc., Class A (a)              1,488,629
        8,090  Dr Pepper Snapple Group, Inc.                          328,292
       28,741  Molson Coors Brewing Co., Class B                    1,195,051
                                                               --------------
                                                                    4,374,593
                                                               --------------

               BIOTECHNOLOGY -- 0.5%
        5,159  Biogen Idec, Inc. (a)                                  691,358
       12,582  Celgene Corp. (a)                                      917,479
        6,659  Gilead Sciences, Inc. (a)                              346,335
                                                               --------------
                                                                    1,955,172
                                                               --------------

               BUILDING PRODUCTS -- 0.4%
       97,282  Masco Corp.                                          1,282,177
                                                               --------------

               CAPITAL MARKETS -- 1.6%
        5,695  Ameriprise Financial, Inc.                             308,726
       40,428  Bank of New York Mellon (The) Corp.                    956,122


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               CAPITAL MARKETS (CONTINUED)
        1,590  BlackRock, Inc.                                 $      304,612
       29,693  E*TRADE Financial Corp. (a)                            315,636
       14,508  Federated Investors, Inc., Class B                     320,337
        5,245  Franklin Resources, Inc.                               658,300
        5,231  Goldman Sachs Group (The), Inc.                        602,350
       12,195  Invesco Ltd.                                           302,924
       23,287  Legg Mason, Inc.                                       607,092
       33,108  Morgan Stanley                                         572,106
        7,149  State Street Corp.                                     330,427
        4,982  T. Rowe Price Group, Inc.                              314,439
                                                               --------------
                                                                    5,593,071
                                                               --------------

               CHEMICALS -- 4.2%
        7,081  Air Products and Chemicals, Inc.                       605,355
       18,275  Airgas, Inc.                                         1,674,721
        8,902  CF Industries Holdings, Inc.                         1,718,620
       18,774  Dow Chemical (The) Co.                                 636,063
       18,444  E.I. du Pont de Nemours & Co.                          986,016
       31,456  Eastman Chemical Co.                                 1,697,680
       10,539  Ecolab, Inc.                                           671,229
       12,286  FMC Corp.                                            1,356,989
        8,155  Monsanto Co.                                           621,248
       29,404  Mosaic (The) Co.                                     1,553,119
       10,180  PPG Industries, Inc.                                 1,071,343
        2,838  Praxair, Inc.                                          328,357
       14,960  Sherwin-Williams (The) Co.                           1,799,389
        4,447  Sigma-Aldrich Corp.                                    315,292
                                                               --------------
                                                                   15,035,421
                                                               --------------

               COMMERCIAL BANKS -- 1.6%
       46,285  Fifth Third Bancorp                                    658,636
      151,239  Huntington Bancshares, Inc.                          1,011,789
      153,015  KeyCorp                                              1,230,241
        3,746  M&T Bank Corp.                                         323,167
       15,128  PNC Financial Services Group, Inc.                   1,003,289
        9,528  Wells Fargo & Co.                                      318,521
       60,603  Zions Bancorporation                                 1,235,695
                                                               --------------
                                                                    5,781,338
                                                               --------------

               COMMERCIAL SERVICES & SUPPLIES -- 0.8%
       21,587  Avery Dennison Corp.                                   690,352
        8,308  Cintas Corp.                                           325,424
       26,244  R.R. Donnelley & Sons Co.                              328,313
       31,916  Republic Services, Inc.                                873,541
       18,600  Waste Management, Inc.                                 636,120
                                                               --------------
                                                                    2,853,750
                                                               --------------

               COMMUNICATIONS EQUIPMENT -- 1.6%
       30,751  Cisco Systems, Inc.                                    619,633
       12,046  F5 Networks, Inc. (a)                                1,613,321
       28,854  Harris Corp.                                         1,314,011


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT (CONTINUED)
       16,575  Motorola Mobility Holdings, Inc. (a)            $      643,441
       23,900  QUALCOMM, Inc.                                       1,525,776
                                                               --------------
                                                                    5,716,182
                                                               --------------

               COMPUTERS & PERIPHERALS -- 2.7%
        2,710  Apple, Inc. (a)                                      1,583,290
       58,764  Dell, Inc. (a)                                         961,967
       54,412  EMC Corp. (a)                                        1,534,963
       68,223  Hewlett-Packard Co.                                  1,689,201
       48,911  Lexmark International, Inc., Class A                 1,472,221
       14,523  NetApp, Inc. (a)                                       563,928
        6,555  SanDisk Corp. (a)                                      242,601
       39,280  Western Digital Corp. (a)                            1,524,457
                                                               --------------
                                                                    9,572,628
                                                               --------------

               CONSTRUCTION & ENGINEERING -- 0.4%
       16,244  Fluor Corp.                                            938,091
       14,658  Jacobs Engineering Group, Inc. (a)                     642,460
                                                               --------------
                                                                    1,580,551
                                                               --------------

               CONSUMER FINANCE -- 0.8%
       16,859  American Express Co.                                 1,015,080
       23,335  Capital One Financial Corp.                          1,294,626
       19,506  Discover Financial Services                            661,254
                                                               --------------
                                                                    2,970,960
                                                               --------------

               CONTAINERS & PACKAGING -- 0.8%
       37,912  Ball Corp.                                           1,583,205
       20,143  Bemis Co., Inc.                                        652,432
       33,679  Sealed Air Corp.                                       645,963
                                                               --------------
                                                                    2,881,600
                                                               --------------

               DISTRIBUTORS -- 0.3%
       15,549  Genuine Parts Co.                                    1,007,264
                                                               --------------

               DIVERSIFIED CONSUMER SERVICES -- 0.1%
       19,743  H&R Block, Inc.                                        290,222
                                                               --------------

               DIVERSIFIED FINANCIAL SERVICES -- 1.8%
       26,691  Citigroup, Inc.                                        881,870
        4,498  CME Group, Inc.                                      1,195,658
        2,368  IntercontinentalExchange, Inc. (a)                     315,039
       21,215  JPMorgan Chase & Co.                                   911,821
       30,892  Moody's Corp.                                        1,265,027
       37,661  NASDAQ OMX Group (The), Inc. (a)                       925,331
       43,341  NYSE Euronext                                        1,116,031
                                                               --------------
                                                                    6,610,777
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
       10,410  AT&T, Inc.                                      $      342,593
       33,654  CenturyLink, Inc.                                    1,297,698
      311,898  Frontier Communications Corp.                        1,260,068
        8,503  Verizon Communications, Inc.                           343,351
                                                               --------------
                                                                    3,243,710
                                                               --------------

               ELECTRIC UTILITIES -- 3.3%
       33,713  American Electric Power Co., Inc.                    1,309,413
       46,431  Duke Energy Corp.                                      995,016
       15,294  Edison International                                   673,089
       19,352  Entergy Corp.                                        1,268,717
       33,174  Exelon Corp.                                         1,294,118
       14,263  FirstEnergy Corp.                                      667,794
       15,968  NextEra Energy, Inc.                                 1,027,541
       17,522  Northeast Utilities                                    644,284
       68,855  Pepco Holdings, Inc.                                 1,302,737
       27,156  Pinnacle West Capital Corp.                          1,312,992
       46,024  PPL Corp.                                            1,258,756
        7,237  Southern (The) Co.                                     332,468
                                                               --------------
                                                                   12,086,925
                                                               --------------

               ELECTRICAL EQUIPMENT -- 0.7%
       10,167  Cooper Industries PLC                                  636,149
        6,233  Emerson Electric Co.                                   327,482
        8,161  Rockwell Automation, Inc.                              631,172
        9,839  Roper Industries, Inc.                               1,002,594
                                                               --------------
                                                                    2,597,397
                                                               --------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                   COMPONENTS -- 1.8%
       21,758  Amphenol Corp., Class A                              1,265,010
      115,466  Corning, Inc.                                        1,656,937
       25,697  FLIR Systems, Inc.                                     577,155
       38,831  Jabil Circuit, Inc.                                    910,587
       46,253  Molex, Inc.                                          1,276,120
       26,542  TE Connectivity Ltd.                                   967,721
                                                               --------------
                                                                    6,653,530
                                                               --------------

               ENERGY EQUIPMENT & SERVICES -- 2.3%
       38,766  Baker Hughes, Inc.                                   1,709,968
        6,158  Cameron International Corp. (a)                        315,598
        6,451  FMC Technologies, Inc. (a)                             303,197
       48,982  Halliburton Co.                                      1,676,164
       92,957  Nabors Industries Ltd. (a)                           1,547,734
       16,367  National Oilwell Varco, Inc.                         1,239,964
       26,033  Noble Corp.                                            990,816
        9,874  Rowan Cos., Inc. (a)                                   340,949
                                                               --------------
                                                                    8,124,390
                                                               --------------

               FOOD & STAPLES RETAILING -- 2.3%
       10,746  Costco Wholesale Corp.                                 947,475


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               FOOD & STAPLES RETAILING (CONTINUED)
       14,514  CVS Caremark Corp.                               $     647,615
       13,422  Kroger (The) Co.                                       312,330
       64,355  Safeway, Inc.                                        1,308,337
      113,893  SUPERVALU, Inc.                                        676,524
       21,776  Sysco Corp.                                            629,326
       48,542  Walgreen Co.                                         1,701,883
       15,938  Wal-Mart Stores, Inc.                                  938,908
       15,634  Whole Foods Market, Inc.                             1,298,716
                                                               --------------
                                                                    8,461,114
                                                               --------------

               FOOD PRODUCTS -- 1.8%
       30,812  Archer-Daniels-Midland Co.                             949,934
        9,607  Campbell Soup Co.                                      325,005
       12,379  ConAgra Foods, Inc.                                    319,626
       11,017  Hormel Foods Corp.                                     320,154
        4,000  J.M. Smucker (The) Co.                                 318,520
        8,551  Kraft Foods, Inc., Class A                             340,928
        5,976  McCormick & Co., Inc.                                  334,118
       11,826  Mead Johnson Nutrition Co.                           1,011,833
       45,307  Sara Lee Corp.                                         998,566
       84,895  Tyson Foods, Inc., Class A                           1,549,334
                                                               --------------
                                                                    6,468,018
                                                               --------------

               GAS UTILITIES -- 0.4%
        8,287  AGL Resources, Inc.                                    326,756
       11,949  ONEOK, Inc.                                          1,026,300
                                                               --------------
                                                                    1,353,056
                                                               --------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
      217,491  Boston Scientific Corp. (a)                          1,361,494
       37,618  CareFusion Corp. (a)                                   974,682
       17,839  Covidien PLC                                           985,248
       24,309  DENTSPLY International, Inc.                           998,128
        2,997  Intuitive Surgical, Inc. (a)                         1,732,865
       33,190  Medtronic, Inc.                                      1,267,858
        7,335  St. Jude Medical, Inc.                                 284,011
        5,059  Zimmer Holdings, Inc.                                  318,363
                                                               --------------
                                                                    7,922,649
                                                               --------------

               HEALTH CARE PROVIDERS & SERVICES -- 2.9%
       25,933  Aetna, Inc.                                          1,142,089
       13,206  Cigna Corp.                                            610,513
       45,709  Coventry Health Care, Inc.                           1,370,813
       14,425  DaVita, Inc. (a)                                     1,277,767
       24,009  Express Scripts Holding Co. (a)                      1,339,462
       14,061  Humana, Inc.                                         1,134,441
        9,732  Patterson Cos., Inc.                                   331,764
      122,468  Tenet Healthcare Corp. (a)                             635,609
       27,580  UnitedHealth Group, Inc.                             1,548,617


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
       17,623  WellPoint, Inc.                                  $   1,195,192
                                                               --------------
                                                                   10,586,267
                                                               --------------

               HEALTH CARE TECHNOLOGY -- 0.3%
       12,807  Cerner Corp. (a)                                     1,038,520
                                                               --------------

               HOTELS, RESTAURANTS & LEISURE -- 2.7%
       40,541  Carnival Corp.                                       1,317,177
        3,888  Chipotle Mexican Grill, Inc. (a)                     1,610,215
       12,713  Darden Restaurants, Inc.                               636,667
       19,363  International Game Technology                          301,675
       34,366  Marriott International, Inc., Class A                1,343,367
       29,091  Starbucks Corp.                                      1,669,242
       17,294  Starwood Hotels & Resorts Worldwide, Inc.            1,023,805
       22,842  Yum! Brands, Inc.                                    1,661,299
                                                               --------------
                                                                    9,563,447
                                                               --------------

               HOUSEHOLD DURABLES -- 0.9%
        6,948  Harman International Industries, Inc.                  344,482
      183,702  PulteGroup, Inc. (a)                                 1,807,628
       16,920  Whirlpool Corp.                                      1,083,218
                                                               --------------
                                                                    3,235,328
                                                               --------------

               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                   -- 0.7%
       74,636  AES (The) Corp. (a)                                    934,443
      103,755  NRG Energy, Inc. (a)                                 1,763,835
                                                               --------------
                                                                    2,698,278
                                                               --------------

               INDUSTRIAL CONGLOMERATES -- 0.9%
        7,288  3M Co.                                                 651,256
       23,222  Danaher Corp.                                        1,259,097
       16,199  General Electric Co.                                   317,176
       17,363  Tyco International Ltd.                                974,585
                                                               --------------
                                                                    3,202,114
                                                               --------------

               INSURANCE -- 2.9%
        7,067  Aflac, Inc.                                            318,298
       52,735  American International Group, Inc. (a)               1,794,572
        6,632  Aon PLC                                                343,538
       32,112  Assurant, Inc.                                       1,295,398
        4,010  Berkshire Hathaway, Inc., Class B (a)                  322,604
        9,409  Chubb (The) Corp.                                      687,516
       46,274  Hartford Financial Services Group (The),
                   Inc.                                               950,931
        8,157  Loews Corp.                                            335,497
       34,819  MetLife, Inc.                                        1,254,528
       22,033  Principal Financial Group, Inc.                        609,653


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       15,390  Prudential Financial, Inc.                      $      931,711
       19,566  Torchmark Corp.                                        953,060
       10,988  Travelers (The) Cos., Inc.                             706,748
                                                               --------------
                                                                   10,504,054
                                                               --------------

               INTERNET & CATALOG RETAIL -- 1.0%
        3,209  Amazon.com, Inc. (a)                                   744,167
       19,450  Expedia, Inc.                                          829,153
        2,829  Netflix, Inc. (a)                                      226,716
        2,263  priceline.com, Inc. (a)                              1,721,736
                                                               --------------
                                                                    3,521,772
                                                               --------------

               INTERNET SOFTWARE & SERVICES -- 1.0%
       17,723  Akamai Technologies, Inc. (a)                          577,770
       35,254  eBay, Inc. (a)                                       1,447,177
        8,479  VeriSign, Inc.                                         348,572
       85,458  Yahoo!, Inc. (a)                                     1,328,017
                                                               --------------
                                                                    3,701,536
                                                               --------------

               IT SERVICES -- 2.4%
       20,167  Accenture PLC, Class A                               1,309,847
        8,451  Cognizant Technology Solutions Corp., Class
                   A (a)                                              619,627
       19,631  Fidelity National Information Services,
                   Inc.                                               660,976
        9,373  Fiserv, Inc. (a)                                       658,828
        3,117  International Business Machines Corp.                  645,468
        2,323  MasterCard, Inc., Class A                            1,050,623
       19,083  Teradata Corp. (a)                                   1,331,612
       28,189  Total System Services, Inc.                            663,005
        8,264  Visa, Inc., Class A                                  1,016,307
       36,947  Western Union Co.                                      679,086
                                                               --------------
                                                                    8,635,379
                                                               --------------

               LEISURE EQUIPMENT & PRODUCTS -- 0.6%
       26,563  Hasbro, Inc.                                           975,925
       38,637  Mattel, Inc.                                         1,298,203
                                                               --------------
                                                                    2,274,128
                                                               --------------

               LIFE SCIENCES TOOLS & SERVICES -- 0.8%
       29,219  Agilent Technologies, Inc.                           1,232,457
        6,663  Life Technologies Corp. (a)                            308,897
       11,536  Thermo Fisher Scientific, Inc.                         641,978
        7,017  Waters Corp. (a)                                       590,200
                                                               --------------
                                                                    2,773,532
                                                               --------------

               MACHINERY -- 3.6%
       15,260  Caterpillar, Inc.                                    1,568,270
       13,542  Cummins, Inc.                                        1,568,570
        4,022  Deere & Co.                                            331,252


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               MACHINERY (CONTINUED)
       15,496  Dover Corp.                                     $      970,979
       19,574  Eaton Corp.                                            943,075
        8,445  Flowserve Corp.                                        970,584
       22,766  Illinois Tool Works, Inc.                            1,306,313
        6,945  PACCAR, Inc.                                           298,357
       10,904  Pall Corp.                                             649,988
       15,384  Parker Hannifin Corp.                                1,349,023
       21,336  Snap-on, Inc.                                        1,334,353
       21,128  Stanley Black & Decker, Inc.                         1,545,725
                                                               --------------
                                                                   12,836,489
                                                               --------------

               MEDIA -- 3.4%
        9,590  CBS Corp., Class B                                     319,826
       32,506  Comcast Corp., Class A                                 985,907
       19,770  DIRECTV, Class A (a)                                   974,068
       25,707  Discovery Communications, Inc., Class A (a)          1,398,975
      106,052  Gannett Co., Inc.                                    1,465,639
       56,991  Interpublic Group of Cos. (The), Inc.                  673,064
       33,027  News Corp., Class A                                    647,329
       19,260  Omnicom Group, Inc.                                    988,230
        6,680  Scripps Networks Interactive, Class A                  335,470
       15,957  Time Warner Cable, Inc.                              1,283,741
       25,838  Time Warner, Inc.                                      967,891
        6,848  Viacom, Inc., Class B                                  317,679
       14,857  Walt Disney (The) Co.                                  640,485
        3,478  Washington Post (The) Co., Class B                   1,315,275
                                                               --------------
                                                                   12,313,579
                                                               --------------

               METALS & MINING -- 1.5%
      129,806  Alcoa, Inc.                                          1,263,012
        7,900  Allegheny Technologies, Inc.                           339,226
        9,390  Cliffs Natural Resources, Inc.                         584,621
       42,736  Freeport-McMoRan Copper & Gold, Inc.                 1,636,789
       15,142  Nucor Corp.                                            593,718
       23,975  Titanium Metals Corp.                                  354,111
       22,143  United States Steel Corp.                              627,311
                                                               --------------
                                                                    5,398,788
                                                               --------------

               MULTILINE RETAIL -- 2.3%
       22,674  Big Lots, Inc. (a)                                     830,775
       13,764  Dollar Tree, Inc. (a)                                1,399,248
       15,415  Family Dollar Stores, Inc.                           1,041,283
       32,497  Kohl's Corp.                                         1,629,075
       24,553  Macy's, Inc.                                         1,007,164
       23,343  Nordstrom, Inc.                                      1,303,940
       16,737  Target Corp.                                           969,742
                                                               --------------
                                                                    8,181,227
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               MULTI-UTILITIES -- 4.1%
       39,924  Ameren Corp.                                     $   1,309,108
       65,957  CenterPoint Energy, Inc.                             1,332,991
       44,340  CMS Energy Corp.                                     1,019,377
       11,130  Consolidated Edison, Inc.                              661,679
       23,634  DTE Energy Co.                                       1,332,485
       12,273  Integrys Energy Group, Inc.                            670,597
       26,708  NiSource, Inc.                                         658,352
       22,469  PG&E Corp.                                             992,680
       42,488  Public Service Enterprise Group, Inc.                1,323,501
       21,389  SCANA Corp.                                            986,461
       21,691  Sempra Energy                                        1,404,275
       74,113  TECO Energy, Inc.                                    1,335,516
       18,488  Wisconsin Energy Corp.                                 681,098
       36,852  Xcel Energy, Inc.                                      997,215
                                                               --------------
                                                                   14,705,335
                                                               --------------

               OFFICE ELECTRONICS -- 0.4%
      201,211  Xerox Corp.                                          1,565,422
                                                               --------------

               OIL, GAS & CONSUMABLE FUELS -- 9.0%
       16,185  Apache Corp.                                         1,552,789
       70,166  Chesapeake Energy Corp.                              1,293,861
       15,161  Chevron Corp.                                        1,615,556
       21,391  ConocoPhillips                                       1,532,237
       38,139  CONSOL Energy, Inc.                                  1,267,740
       89,181  Denbury Resources, Inc. (a)                          1,698,006
       22,861  Devon Energy Corp.                                   1,596,841
       33,011  El Paso Corp.                                          979,436
        8,777  EOG Resources, Inc.                                    963,802
       20,234  EQT Corp.                                            1,008,058
       18,747  Exxon Mobil Corp.                                    1,618,616
       27,575  Hess Corp.                                           1,437,761
       51,288  Marathon Oil Corp.                                   1,504,790
       37,498  Marathon Petroleum Corp.                             1,560,292
       28,893  Murphy Oil Corp.                                     1,588,248
       46,883  Newfield Exploration Co. (a)                         1,683,100
        3,327  Noble Energy, Inc.                                     330,438
       17,073  Occidental Petroleum Corp.                           1,557,399
       14,566  Pioneer Natural Resources Co.                        1,687,034
       42,644  QEP Resources, Inc.                                  1,313,862
       10,308  Spectra Energy Corp.                                   316,868
       60,570  Tesoro Corp. (a)                                     1,408,252
       63,090  Valero Energy Corp.                                  1,558,323
       72,219  WPX Energy, Inc. (a)                                 1,268,888
                                                               --------------
                                                                   32,342,197
                                                               --------------

               PAPER & FOREST PRODUCTS -- 0.4%
       27,789  International Paper Co.                                925,652
       20,583  MeadWestvaco Corp.                                     654,951
                                                               --------------
                                                                    1,580,603
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               PERSONAL PRODUCTS -- 0.3%
       15,746  Estee Lauder (The) Cos., Inc., Class A           $   1,029,001
                                                               --------------

               PHARMACEUTICALS -- 2.0%
        5,305  Abbott Laboratories                                    329,228
        3,406  Allergan, Inc.                                         326,976
        9,634  Bristol-Myers Squibb Co.                               321,487
       32,297  Eli Lilly & Co.                                      1,336,773
       46,862  Forest Laboratories, Inc. (a)                        1,632,203
       25,400  Merck & Co., Inc.                                      996,696
       27,731  Mylan, Inc. (a)                                        602,040
        3,147  Perrigo Co.                                            330,120
       28,698  Pfizer, Inc.                                           658,045
        9,696  Watson Pharmaceuticals, Inc. (a)                       730,691
                                                               --------------
                                                                    7,264,259
                                                               --------------

               PROFESSIONAL SERVICES -- 0.5%
        3,838  Dun & Bradstreet (The) Corp.                           298,520
       14,693  Equifax, Inc.                                          673,233
       32,197  Robert Half International, Inc.                        959,471
                                                               --------------
                                                                    1,931,224
                                                               --------------

               REAL ESTATE INVESTMENT TRUSTS -- 0.7%
        5,156  American Tower Corp.                                   338,130
        2,304  AvalonBay Communities, Inc.                            335,002
       36,110  Prologis, Inc.                                       1,292,016
        4,468  Simon Property Group, Inc.                             695,221
                                                               --------------
                                                                    2,660,369
                                                               --------------

               ROAD & RAIL -- 1.0%
       45,328  CSX Corp.                                            1,011,268
       19,757  Norfolk Southern Corp.                               1,440,878
       18,477  Ryder System, Inc.                                     900,199
        3,029  Union Pacific Corp.                                    340,581
                                                               --------------
                                                                    3,692,926
                                                               --------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                   3.6%
      162,173  Advanced Micro Devices, Inc. (a)                     1,193,593
       16,098  Analog Devices, Inc.                                   627,500
      130,687  Applied Materials, Inc.                              1,566,937
        8,271  Broadcom Corp., Class A                                302,719
       57,836  Intel Corp.                                          1,642,543
       23,898  KLA-Tencor Corp.                                     1,246,281
      187,300  LSI Corp. (a)                                        1,505,892
      160,568  Micron Technology, Inc. (a)                          1,058,143
       19,544  Novellus Systems, Inc. (a)                             913,682
       63,383  NVIDIA Corp. (a)                                       823,979
       96,254  Teradyne, Inc. (a)                                   1,656,531
       19,346  Texas Instruments, Inc.                                617,911
                                                               --------------
                                                                   13,155,711
                                                               --------------

               SOFTWARE -- 2.7%
       18,957  Adobe Systems, Inc. (a)                                636,197


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       23,053  Autodesk, Inc. (a)                                $    907,597
       16,191  BMC Software, Inc. (a)                                 668,041
       35,395  CA, Inc.                                               935,136
       16,479  Citrix Systems, Inc. (a)                             1,410,767
       10,816  Intuit, Inc.                                           627,003
       30,251  Microsoft Corp.                                        968,637
       27,149  Red Hat, Inc. (a)                                    1,618,352
        8,418  Salesforce.com, Inc. (a)                             1,310,935
       34,774  Symantec Corp. (a)                                     574,466
                                                               --------------
                                                                    9,657,131
                                                               --------------

               SPECIALTY RETAIL -- 4.4%
        6,553  Abercrombie & Fitch Co., Class A                       328,764
        1,747  AutoZone, Inc. (a)                                     692,092
        9,887  Bed Bath & Beyond, Inc. (a)                            695,946
       68,657  Best Buy Co., Inc.                                   1,515,260
       74,441  GameStop Corp., Class A                              1,694,277
       24,876  Gap (The), Inc.                                        708,966
       32,314  Home Depot (The), Inc.                               1,673,542
       27,093  Limited Brands, Inc.                                 1,346,522
       10,362  Lowe's Cos., Inc.                                      326,092
       10,676  O'Reilly Automotive, Inc. (a)                        1,125,891
       27,982  Ross Stores, Inc.                                    1,723,411
      100,481  Staples, Inc.                                        1,547,408
        4,707  Tiffany & Co.                                          322,241
       40,942  TJX (The) Cos., Inc.                                 1,707,691
       11,167  Urban Outfitters, Inc. (a)                             323,396
                                                               --------------
                                                                   15,731,499
                                                               --------------

               TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
       21,035  Coach, Inc.                                          1,538,921
        8,993  NIKE, Inc., Class B                                  1,006,047
        9,328  Ralph Lauren Corp.                                   1,606,935
        8,910  VF Corp.                                             1,354,765
                                                               --------------
                                                                    5,506,668
                                                               --------------

               TOBACCO -- 0.4%
        2,508  Lorillard, Inc.                                        339,307
       11,011  Philip Morris International, Inc.                      985,595
                                                               --------------
                                                                    1,324,902
                                                               --------------

               TRADING COMPANIES & DISTRIBUTORS -- 0.8%
       30,054  Fastenal Co.                                         1,407,128
        7,565  W.W. Grainger, Inc.                                  1,572,159
                                                               --------------
                                                                    2,979,287
                                                               --------------

               WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
       12,195  Crown Castle International Corp. (a)                   690,359
      180,242  MetroPCS Communications, Inc. (a)                    1,315,766


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               WIRELESS TELECOMMUNICATION SERVICES
               (CONTINUED)
      456,362  Sprint Nextel Corp. (a)                          $   1,131,778
                                                               --------------
                                                                    3,137,903
                                                               --------------

               TOTAL COMMON STOCKS -- 99.9%                       360,498,739
               (Cost $337,386,514)

               MONEY MARKET FUND -- 0.1%
      382,588  Morgan Stanley Institutional Treasury Money
                  Market Fund - 0.03% (b)                             382,588
               (Cost $382,588)                                 --------------

               TOTAL INVESTMENTS -- 100.0%                        360,881,327
                (Cost $337,769,102) (c)
               NET OTHER ASSETS AND
                   LIABILITIES -- 0.0%                                (41,164)
                                                               --------------
               NET ASSETS -- 100.0%                            $  360,840,163
                                                               ==============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,116,963 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,004,738.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                       LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*                   $360,498,739        $ --                $ --
Money Market Fund                     382,588          --                  --
                            ----------------------------------------------------
Total Investments                $360,881,327        $ --                $ --
                            ====================================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.5%
       37,044  Alliant Techsystems, Inc.                       $    1,974,445
       39,954  BE Aerospace, Inc. (a)                               1,879,037
       20,785  Esterline Technologies Corp. (a)                     1,423,565
      118,637  Exelis, Inc.                                         1,367,884
       23,704  Triumph Group, Inc.                                  1,489,085
                                                               --------------
                                                                    8,134,016
                                                               --------------

               AIR FREIGHT & LOGISTICS -- 0.1%
       21,551  UTi Worldwide, Inc.                                    359,255
                                                               --------------

               AIRLINES -- 0.8%
       20,734  Alaska Air Group, Inc. (a)                             700,809
      379,688  JetBlue Airways Corp. (a)                            1,803,518
                                                               --------------
                                                                    2,504,327
                                                               --------------

               AUTOMOBILES -- 0.4%
       35,299  Thor Industries, Inc.                                1,194,165
                                                               --------------

               BEVERAGES -- 0.5%
       23,921  Monster Beverage Corp. (a)                           1,553,908
                                                               --------------

               BIOTECHNOLOGY -- 0.5%
        9,551  Regeneron Pharmaceuticals, Inc. (a)                  1,291,868
        9,056  Vertex Pharmaceuticals, Inc. (a)                       348,475
                                                               --------------
                                                                    1,640,343
                                                               --------------

               CAPITAL MARKETS -- 1.2%
        9,964  Affiliated Managers Group, Inc. (a)                  1,132,110
       12,992  Eaton Vance Corp.                                      341,690
      166,705  Janus Capital Group, Inc.                            1,263,624
       39,420  Jefferies Group, Inc.                                  627,960
       17,947  SEI Investments Co.                                    362,350
       11,458  Waddell & Reed Financial, Inc., Class A                366,427
                                                               --------------
                                                                    4,094,161
                                                               --------------

               CHEMICALS -- 3.2%
       23,239  Albemarle Corp.                                      1,517,507
        6,080  Ashland, Inc.                                          400,490
        8,701  Cabot Corp.                                            375,274
       18,327  Cytec Industries, Inc.                               1,165,047
       22,709  Minerals Technologies, Inc.                          1,523,774
        3,964  NewMarket Corp.                                        884,844
       85,363  Olin Corp.                                           1,789,209
       29,316  Sensient Technologies Corp.                          1,089,089
       38,448  Valspar (The) Corp.                                  1,966,615
                                                               --------------
                                                                   10,711,849
                                                               --------------

               COMMERCIAL BANKS -- 2.9%
       53,200  Associated Banc-Corp.                                  709,156
       20,979  Cathay General Bancorp                                 361,258
        7,078  City National Corp.                                    376,974
        9,163  Commerce Bancshares, Inc.                              367,436
       16,081  East West Bancorp, Inc.                                366,164


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL BANKS (CONTINUED)
       37,737  First Niagara Financial Group, Inc.             $      337,369
       22,025  FirstMerit Corp.                                       370,020
       70,730  Fulton Financial Corp.                                 741,958
       52,671  International BancShares Corp.                       1,039,199
        8,107  Prosperity Bancshares, Inc.                            378,192
        5,889  Signature Bank (a)                                     386,848
       28,857  SVB Financial Group (a)                              1,849,445
       62,462  TCF Financial Corp.                                    716,439
       14,866  Trustmark Corp.                                        378,340
       49,141  Webster Financial Corp.                              1,116,975
                                                               --------------
                                                                    9,495,773
                                                               --------------

               COMMERCIAL SERVICES & SUPPLIES -- 2.3%
       31,114  Brink's (The) Co.                                      790,295
       16,546  Clean Harbors, Inc. (a)                              1,129,099
       14,243  Copart, Inc. (a)                                       376,158
       40,791  Corrections Corp. of America (a)                     1,178,452
       63,421  Deluxe Corp.                                         1,510,054
       16,174  Herman Miller, Inc.                                    315,878
       45,196  Mine Safety Appliances Co.                           1,919,022
       11,416  Waste Connections, Inc.                                367,938
                                                               --------------
                                                                    7,586,896
                                                               --------------

               COMMUNICATIONS EQUIPMENT -- 0.7%
       68,809  Ciena Corp. (a)                                      1,019,749
       18,446  Plantronics, Inc.                                      706,851
       19,472  Polycom, Inc. (a)                                      258,394
       13,225  Riverbed Technology, Inc. (a)                          260,929
                                                               --------------
                                                                    2,245,923
                                                               --------------

               COMPUTERS & PERIPHERALS -- 0.4%
        9,640  Diebold, Inc.                                          380,298
       62,725  QLogic Corp. (a)                                     1,082,006
                                                               --------------
                                                                    1,462,304
                                                               --------------

               CONSTRUCTION & ENGINEERING -- 1.3%
       82,999  AECOM Technology Corp. (a)                           1,831,788
       38,762  Granite Construction, Inc.                           1,079,134
       41,782  KBR, Inc.                                            1,414,739
                                                               --------------
                                                                    4,325,661
                                                               --------------

               CONSTRUCTION MATERIALS -- 0.1%
        4,337  Martin Marietta Materials, Inc.                        359,451
                                                               --------------

               CONTAINERS & PACKAGING -- 1.6%
        6,779  AptarGroup, Inc.                                       369,523
       13,281  Greif, Inc., Class A                                   712,393
       25,099  Packaging Corp. of America                             732,640
       21,986  Rock-Tenn Co., Class A                               1,370,387
       25,203  Silgan Holdings, Inc.                                1,105,656


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               CONTAINERS & PACKAGING (CONTINUED)
       33,554  Sonoco Products Co.                             $    1,111,644
                                                               --------------
                                                                    5,402,243
                                                               --------------

               DISTRIBUTORS -- 0.4%
       35,739  LKQ Corp. (a)                                        1,195,470
                                                               --------------

               DIVERSIFIED CONSUMER SERVICES -- 0.7%
       35,208  Matthews International Corp., Class A                1,056,240
       65,956  Service Corp. International                            763,770
        9,440  Sotheby's                                              371,181
                                                               --------------
                                                                    2,191,191
                                                               --------------

               DIVERSIFIED FINANCIAL SERVICES -- 0.2%
       13,067  CBOE Holdings, Inc.                                    345,492
       10,087  MSCI, Inc. (a)                                         369,083
                                                               --------------
                                                                      714,575
                                                               --------------

               DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
       33,514  tw telecom, Inc. (a)                                   729,935
                                                               --------------

               ELECTRIC UTILITIES -- 3.3%
       37,462  Cleco Corp.                                          1,528,450
       73,278  Great Plains Energy, Inc.                            1,496,337
       29,297  Hawaiian Electric Industries, Inc.                     777,542
       36,121  IDACORP, Inc.                                        1,471,569
       69,107  NV Energy, Inc.                                      1,150,632
       20,822  OGE Energy Corp.                                     1,123,555
      101,458  PNM Resources, Inc.                                  1,903,352
       53,181  Westar Energy, Inc.                                  1,525,763
                                                               --------------
                                                                   10,977,200
                                                               --------------

               ELECTRICAL EQUIPMENT -- 2.7%
       23,641  Acuity Brands, Inc.                                  1,313,730
       22,964  AMETEK, Inc.                                         1,155,778
       51,077  General Cable Corp. (a)                              1,503,707
       18,903  Hubbell, Inc., Class B                               1,516,777
       22,658  Regal-Beloit Corp.                                   1,532,587
       25,820  Thomas & Betts Corp. (a)                             1,856,716
                                                               --------------
                                                                    8,879,295
                                                               --------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 3.0%
       44,238  Arrow Electronics, Inc. (a)                          1,860,208
       51,021  Avnet, Inc. (a)                                      1,840,838
       80,029  Ingram Micro, Inc., Class A (a)                      1,557,364
       27,374  Tech Data Corp. (a)                                  1,472,448
       27,294  Trimble Navigation Ltd. (a)                          1,477,697
      152,687  Vishay Intertechnology, Inc. (a)                     1,713,148
                                                               --------------
                                                                    9,921,703
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               ENERGY EQUIPMENT & SERVICES -- 3.6%
       41,360  Atwood Oceanics, Inc. (a)                       $    1,833,489
      104,307  Helix Energy Solutions Group, Inc. (a)               2,128,906
       27,561  Oceaneering International, Inc.                      1,422,975
       14,270  Oil States International, Inc. (a)                   1,135,607
      107,384  Patterson-UTI Energy, Inc.                           1,736,399
       56,348  Superior Energy Services, Inc. (a)                   1,516,888
        6,875  Tidewater, Inc.                                        378,331
       43,421  Unit Corp. (a)                                       1,834,537
                                                               --------------
                                                                   11,987,132
                                                               --------------

               FOOD & STAPLES RETAILING -- 0.2%
       18,521  Harris Teeter Supermarkets, Inc.                       703,242
                                                               --------------

               FOOD PRODUCTS -- 1.3%
       32,207  Corn Products International, Inc.                    1,837,731
       18,229  Flowers Foods, Inc.                                    391,012
        5,013  Ralcorp Holdings, Inc. (a)                             364,997
       84,280  Smithfield Foods, Inc. (a)                           1,766,509
                                                               --------------
                                                                    4,360,249
                                                               --------------

               GAS UTILITIES -- 1.6%
       47,213  Atmos Energy Corp.                                   1,538,199
       23,150  National Fuel Gas Co.                                1,095,458
       38,561  Questar Corp.                                          761,580
       40,881  UGI Corp.                                            1,192,908
       18,247  WGL Holdings, Inc.                                     731,887
                                                               --------------
                                                                    5,320,032
                                                               --------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
        4,545  Cooper (The) Cos., Inc.                                400,733
       44,458  Hill-Rom Holdings, Inc.                              1,442,662
       34,462  Hologic, Inc. (a)                                      658,913
        4,245  IDEXX Laboratories, Inc. (a)                           373,263
       12,014  ResMed, Inc. (a)                                       408,596
       35,231  STERIS Corp.                                         1,106,606
        6,072  Teleflex, Inc.                                         380,532
                                                               --------------
                                                                    4,771,305
                                                               --------------

               HEALTH CARE PROVIDERS & SERVICES -- 4.7%
       22,076  AMERIGROUP Corp. (a)                                 1,363,414
       23,307  Catalyst Health Solutions, Inc. (a)                  2,013,026
       83,484  Community Health Systems, Inc. (a)                   2,032,000
      165,775  Health Management Associates, Inc. (a)               1,193,580
       14,720  Henry Schein, Inc. (a)                               1,129,613
       11,897  HMS Holdings Corp. (a)                                 286,242
       47,076  LifePoint Hospitals, Inc. (a)                        1,836,905
       57,393  Lincare Holdings, Inc.                               1,400,389
        4,992  MEDNAX, Inc. (a)                                       350,638
       10,439  Omnicare, Inc.                                         363,695


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
       24,422  Owens & Minor, Inc.                             $      714,099
       35,442  Universal Health Services, Inc., Class B             1,513,728
       15,999  VCA Antech, Inc. (a)                                   378,536
       15,498  WellCare Health Plans, Inc. (a)                        948,168
                                                               --------------
                                                                   15,524,033
                                                               --------------

               HOTELS, RESTAURANTS & LEISURE -- 3.7%
       31,772  Bally Technologies, Inc. (a)                         1,542,531
       49,222  Bob Evans Farms, Inc.                                1,882,249
       26,957  Brinker International, Inc.                            848,337
       37,904  Cheesecake Factory (The), Inc. (a)                   1,193,976
       53,526  International Speedway Corp., Class A                1,428,609
       22,029  Life Time Fitness, Inc. (a)                          1,025,670
        9,231  Panera Bread Co., Class A (a)                        1,457,759
      125,981  Scientific Games Corp., Class A (a)                  1,279,967
       74,119  Wendy's (The) Co.                                      360,960
       46,946  WMS Industries, Inc. (a)                             1,150,646
                                                               --------------
                                                                   12,170,704
                                                               --------------

               HOUSEHOLD DURABLES -- 1.1%
      121,034  American Greetings Corp., Class A                    1,936,544
       16,750  Mohawk Industries, Inc. (a)                          1,122,585
       11,695  Tupperware Brands Corp.                                728,482
                                                               --------------
                                                                    3,787,611
                                                               --------------

               HOUSEHOLD PRODUCTS -- 0.3%
        7,548  Church & Dwight Co., Inc.                              383,438
       10,012  Energizer Holdings, Inc. (a)                           714,156
                                                               --------------
                                                                    1,097,594
                                                               --------------

               INDUSTRIAL CONGLOMERATES -- 0.6%
       37,192  Carlisle Cos., Inc.                                  2,047,791
                                                               --------------

               INSURANCE -- 3.9%
        1,128  Alleghany Corp. (a)                                    386,791
       38,500  American Financial Group, Inc.                       1,498,420
       31,169  Arthur J. Gallagher & Co.                            1,170,708
       15,616  Brown & Brown, Inc.                                    421,164
       61,785  Fidelity National Financial, Inc., Class A           1,190,597
       44,658  First American Financial Corp.                         748,022
       35,739  HCC Insurance Holdings, Inc.                         1,142,218
       25,469  Mercury General Corp.                                1,150,944
       50,147  Protective Life Corp.                                1,467,301
       24,976  Reinsurance Group of America, Inc.                   1,452,105
       36,280  StanCorp Financial Group, Inc.                       1,392,426
       20,562  W. R. Berkley Corp.                                    774,365
                                                               --------------
                                                                   12,795,061
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               INTERNET & CATALOG RETAIL -- 0.1%
        9,765  HSN, Inc.                                       $      377,905
                                                               --------------

               INTERNET SOFTWARE & SERVICES -- 2.5%
       58,724  AOL, Inc. (a)                                        1,470,449
       11,793  Equinix, Inc. (a)                                    1,936,411
      152,342  Monster Worldwide, Inc. (a)                          1,314,711
       32,128  Rackspace Hosting, Inc. (a)                          1,866,316
       75,245  ValueClick, Inc. (a)                                 1,593,689
                                                               --------------
                                                                    8,181,576
                                                               --------------

               IT SERVICES -- 3.7%
       11,793  Alliance Data Systems Corp. (a)                      1,515,283
       15,530  Broadridge Financial Solutions, Inc.                   360,451
      139,076  Convergys Corp. (a)                                  1,859,446
       45,507  CoreLogic, Inc. (a)                                    759,967
       13,694  DST Systems, Inc.                                      766,590
       17,418  Gartner, Inc. (a)                                      762,908
       28,565  Lender Processing Services, Inc.                       758,401
       53,880  ManTech International Corp., Class A                 1,692,910
       29,906  NeuStar, Inc., Class A (a)                           1,087,083
       21,477  VeriFone Systems, Inc. (a)                           1,023,164
       28,683  Wright Express Corp. (a)                             1,830,549
                                                               --------------
                                                                   12,416,752
                                                               --------------

               LEISURE EQUIPMENT & PRODUCTS -- 0.6%
       25,733  Polaris Industries, Inc.                             2,044,229
                                                               --------------

               LIFE SCIENCES TOOLS & SERVICES -- 0.6%
       20,578  Charles River Laboratories International,
                  Inc. (a)                                            731,137
        6,029  Mettler-Toledo International, Inc. (a)               1,081,120
                                                               --------------
                                                                    1,812,257
                                                               --------------

               MACHINERY -- 7.0%
       39,328  AGCO Corp. (a)                                       1,831,505
        7,566  CLARCOR, Inc.                                          363,319
       15,313  Crane Co.                                              675,763
       20,785  Donaldson Co., Inc.                                    720,408
       27,995  Graco, Inc.                                          1,492,413
       31,657  Harsco Corp.                                           705,951
       17,629  IDEX Corp.                                             763,512
       33,356  Kennametal, Inc.                                     1,408,624
       40,968  Lincoln Electric Holdings, Inc.                      2,007,842
       13,625  Nordson Corp.                                          734,388
       80,133  Oshkosh Corp. (a)                                    1,829,436
       38,997  Pentair, Inc.                                        1,690,130
       23,947  SPX Corp.                                            1,838,651
       29,274  Timken (The) Co.                                     1,654,274
       33,810  Trinity Industries, Inc.                             1,000,776


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       15,814  Valmont Industries, Inc.                        $    1,959,829
       14,780  Wabtec Corp.                                         1,149,588
       34,680  Woodward, Inc.                                       1,442,341
                                                               --------------
                                                                   23,268,750
                                                               --------------

               MARINE -- 0.3%
        7,664  Alexander & Baldwin, Inc.                              392,090
       11,289  Kirby Corp. (a)                                        749,251
                                                               --------------
                                                                    1,141,341
                                                               --------------

               MEDIA -- 1.6%
       40,253  DreamWorks Animation SKG, Inc., Class A (a)            724,957
       15,607  John Wiley & Sons, Inc., Class A                       705,280
       11,458  Lamar Advertising Co., Class A (a)                     364,594
       45,758  Meredith Corp.                                       1,319,203
       31,575  Scholastic Corp.                                       964,616
       64,579  Valassis Communications, Inc. (a)                    1,291,580
                                                               --------------
                                                                    5,370,230
                                                               --------------

               METALS & MINING -- 1.8%
       14,219  Carpenter Technology Corp.                             791,430
       25,058  Commercial Metals Co.                                  370,357
       32,873  Reliance Steel & Aluminum Co.                        1,837,272
      127,695  Steel Dynamics, Inc.                                 1,630,665
       77,443  Worthington Industries, Inc.                         1,381,583
                                                               --------------
                                                                    6,011,307
                                                               --------------

               MULTILINE RETAIL -- 0.3%
       95,953  Saks, Inc. (a)                                       1,051,645
                                                               --------------

               MULTI-UTILITIES -- 1.4%
       25,715  Alliant Energy Corp.                                 1,163,347
       33,224  Black Hills Corp.                                    1,096,724
       49,754  MDU Resources Group, Inc.                            1,141,357
       38,334  Vectren Corp.                                        1,128,936
                                                               --------------
                                                                    4,530,364
                                                               --------------

               OFFICE ELECTRONICS -- 0.2%
       18,035  Zebra Technologies Corp., Class A (a)                  699,578
                                                               --------------

               OIL, GAS & CONSUMABLE FUELS -- 3.7%
      173,359  Arch Coal, Inc.                                      1,691,984
       37,775  Energen Corp.                                        1,978,655
      153,192  Forest Oil Corp. (a)                                 2,040,517
       57,750  HollyFrontier Corp.                                  1,779,855
      238,035  Patriot Coal Corp. (a)                               1,387,744
       34,826  Plains Exploration & Production Co. (a)              1,422,642
      368,388  Quicksilver Resources, Inc. (a)                      1,731,424
        9,058  World Fuel Services Corp.                              399,095
                                                               --------------
                                                                   12,431,916
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               PAPER & FOREST PRODUCTS -- 0.5%
       19,466  Domtar Corp.                                    $    1,702,886
                                                               --------------

               PHARMACEUTICALS -- 0.3%
       28,764  Endo Pharmaceuticals Holdings, Inc. (a)              1,010,767
                                                               --------------

               PROFESSIONAL SERVICES -- 1.1%
       17,268  Corporate Executive Board (The) Co.                    714,377
       88,677  Korn/Ferry International (a)                         1,432,133
       15,678  Manpower, Inc.                                         667,883
       11,242  Towers Watson & Co., Class A                           735,227
                                                               --------------
                                                                    3,549,620
                                                               --------------

               REAL ESTATE INVESTMENT TRUSTS -- 1.8%
        8,305  American Campus Communities, Inc.                      369,157
        2,450  Essex Property Trust, Inc.                             387,027
       14,028  Hospitality Properties Trust                           386,892
       19,290  Macerich (The) Co.                                   1,187,685
        8,421  Rayonier, Inc.                                         381,892
        9,589  Realty Income Corp.                                    377,231
        8,349  Regency Centers Corp.                                  375,371
       14,365  SL Green Realty Corp.                                1,184,251
       10,181  Taubman Centers, Inc.                                  785,770
       13,901  UDR, Inc.                                              366,013
                                                               --------------
                                                                    5,801,289
                                                               --------------

               ROAD & RAIL -- 2.0%
       22,774  Con-way, Inc.                                          740,155
       34,148  J.B. Hunt Transport Services, Inc.                   1,889,409
       10,360  Kansas City Southern                                   797,927
       32,168  Landstar System, Inc.                                1,723,240
       59,748  Werner Enterprises, Inc.                             1,411,248
                                                               --------------
                                                                    6,561,979
                                                               --------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                  2.3%
       75,321  Atmel Corp. (a)                                        668,097
       47,516  Cypress Semiconductor Corp.                            736,498
      126,304  Fairchild Semiconductor International, Inc.
                  (a)                                               1,789,728
       51,935  Integrated Device Technology, Inc. (a)                 351,600
       80,480  International Rectifier Corp. (a)                    1,756,878
       66,310  Intersil Corp., Class A                                681,004
       26,094  Semtech Corp. (a)                                      711,322
       40,289  Skyworks Solutions, Inc. (a)                         1,093,444
                                                               --------------
                                                                    7,788,571
                                                               --------------

               SOFTWARE -- 3.5%
       36,884  ACI Worldwide, Inc. (a)                              1,470,196
       11,423  ANSYS, Inc. (a)                                        766,141
       94,088  Cadence Design Systems, Inc. (a)                     1,098,007


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       40,407  Compuware Corp. (a)                             $      352,349
       12,943  Concur Technologies, Inc. (a)                          732,056
       33,835  Fair Isaac Corp.                                     1,451,521
       14,039  Informatica Corp. (a)                                  646,075
       49,978  Mentor Graphics Corp. (a)                              722,182
        6,717  MICROS Systems, Inc. (a)                               381,727
       66,453  Parametric Technology Corp. (a)                      1,434,056
       31,915  Quest Software, Inc. (a)                               742,662
       24,223  Synopsys, Inc. (a)                                     726,932
       36,524  TIBCO Software, Inc. (a)                             1,201,640
                                                               --------------
                                                                   11,725,544
                                                               --------------

               SPECIALTY RETAIL -- 7.9%
       71,686  Aaron's, Inc.                                        1,947,709
       16,770  Advance Auto Parts, Inc.                             1,539,486
       68,702  Aeropostale, Inc. (a)                                1,523,810
       43,203  American Eagle Outfitters, Inc.                        778,086
       38,896  ANN, Inc. (a)                                        1,077,030
       83,785  Ascena Retail Group, Inc. (a)                        1,715,917
       84,075  Barnes & Noble, Inc. (a)                             1,744,556
       73,775  Chico's FAS, Inc.                                    1,133,184
       30,894  Dick's Sporting Goods, Inc.                          1,563,236
       35,878  Foot Locker, Inc.                                    1,097,508
       59,413  Guess?, Inc.                                         1,739,613
      430,534  Office Depot, Inc. (a)                               1,308,823
       19,469  PetSmart, Inc.                                       1,134,264
      298,500  RadioShack Corp.                                     1,546,230
       49,183  Rent-A-Center, Inc.                                  1,682,551
       31,415  Signet Jewelers Ltd.                                 1,532,110
       20,503  Tractor Supply Co.                                   2,017,700
       29,722  Williams-Sonoma, Inc.                                1,149,944
                                                               --------------
                                                                   26,231,757
                                                               --------------

               TEXTILES, APPAREL & LUXURY GOODS -- 2.7%
       37,306  Carter's, Inc. (a)                                   2,025,716
       14,067  Fossil, Inc. (a)                                     1,838,135
       25,141  Hanesbrands, Inc. (a)                                  709,479
       20,784  PVH Corp.                                            1,845,619
       19,752  Under Armour, Inc., Class A (a)                      1,934,314
       12,717  Warnaco Group (The), Inc. (a)                          673,492
                                                               --------------
                                                                    9,026,755
                                                               --------------

               THRIFTS & MORTGAGE FINANCE -- 0.6%
       75,321  Astoria Financial Corp.                                729,860
       53,391  New York Community Bancorp, Inc.                       720,245
       22,076  Washington Federal, Inc.                               387,213
                                                               --------------
                                                                    1,837,318
                                                               --------------

               TOBACCO -- 0.4%
       31,874  Universal Corp.                                      1,460,785
                                                               --------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               TRADING COMPANIES & DISTRIBUTORS -- 1.7%
       27,643  GATX Corp.                                      $    1,185,055
       17,836  MSC Industrial Direct Co., Inc., Class A             1,314,692
       43,290  United Rentals, Inc. (a)                             2,020,777
       15,047  Watsco, Inc.                                         1,082,632
                                                               --------------
                                                                    5,603,156

               TOTAL COMMON STOCKS -- 100.0%                      331,882,675
               (Cost $310,199,153)

               MONEY MARKET FUND -- 0.1%
      367,058  Morgan Stanley Institutional Treasury Money
                  Market Fund - 0.03% (b)                             367,058
               (Cost $367,058)                                 --------------

               TOTAL INVESTMENTS -- 100.1%                        332,249,733
               (Cost $310,566,211) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                                (178,239)
                                                               --------------
               NET ASSETS -- 100.0%                            $  332,071,494
                                                               ==============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,757,874 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,074,352.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                       LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*                   $331,882,675        $ --                $ --
Money Market Fund                     367,058          --                  --
                            ----------------------------------------------------
Total Investments                $332,249,733        $ --                $ --
                            ====================================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.0%
       35,936  AAR Corp.                                       $      555,211
       20,142  Ceradyne, Inc.                                         509,996
        2,774  Cubic Corp.                                            128,242
       14,176  Curtiss-Wright Corp.                                   500,271
       12,233  Moog, Inc., Class A (a)                                517,089
       49,873  Orbital Sciences Corp. (a)                             626,405
        8,321  Teledyne Technologies, Inc. (a)                        537,703
                                                               --------------
                                                                    3,374,917
                                                               --------------

               AIR FREIGHT & LOGISTICS -- 0.5%
       10,731  Forward Air Corp.                                      362,493
       14,562  Hub Group, Inc., Class A (a)                           509,670
                                                               --------------
                                                                      872,163
                                                               --------------

               AIRLINES -- 0.5%
        4,813  Allegiant Travel Co. (a)                               282,812
       59,351  SkyWest, Inc.                                          533,565
                                                               --------------
                                                                      816,377
                                                               --------------

               AUTO COMPONENTS -- 0.9%
        9,606  Drew Industries, Inc. (a)                              286,067
       24,795  Spartan Motors, Inc.                                   107,858
       36,969  Standard Motor Products, Inc.                          557,123
       33,563  Superior Industries International, Inc.                574,263
                                                               --------------
                                                                    1,525,311
                                                               --------------

               BEVERAGES -- 0.1%
        1,228  Boston Beer (The) Co., Inc., Class A (a)               126,877
                                                               --------------

               BIOTECHNOLOGY -- 0.6%
       56,134  ArQule, Inc. (a)                                       395,745
        6,065  Cubist Pharmaceuticals, Inc. (a)                       256,428
       16,396  Emergent Biosolutions, Inc. (a)                        230,528
        8,562  Momenta Pharmaceuticals, Inc. (a)                      135,964
                                                               --------------
                                                                    1,018,665
                                                               --------------

               BUILDING PRODUCTS -- 1.2%
        8,754  A.O. Smith Corp.                                       416,690
       10,129  Apogee Enterprises, Inc.                               155,582
       17,316  Gibraltar Industries, Inc. (a)                         234,112
       24,517  Griffon Corp.                                          242,964
       45,583  NCI Building Systems, Inc. (a)                         546,540
        7,440  Quanex Building Products Corp.                         137,119
        4,067  Simpson Manufacturing Co., Inc.                        126,199
        3,804  Universal Forest Products, Inc.                        142,270
                                                               --------------
                                                                    2,001,476
                                                               --------------

               CAPITAL MARKETS -- 1.0%
       20,010  Calamos Asset Management, Inc., Class A                258,529
       59,729  Prospect Capital Corp.                                 652,241
        3,466  Stifel Financial Corp. (a)                             126,232


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               CAPITAL MARKETS (CONTINUED)
        7,645  Virtus Investment Partners, Inc. (a)           $       645,238
                                                               --------------
                                                                    1,682,240
                                                               --------------

               CHEMICALS -- 4.0%
       14,563  A. Schulman, Inc.                                      358,395
       30,236  American Vanguard Corp.                                755,900
       16,805  Calgon Carbon Corp. (a)                                232,581
       19,977  H.B. Fuller Co.                                        657,243
        3,526  Hawkins, Inc.                                          122,458
       13,606  Koppers Holdings, Inc.                                 529,001
       24,683  Kraton Performance Polymers, Inc. (a)                  641,758
       16,851  LSB Industries, Inc. (a)                               571,586
       23,840  OM Group, Inc. (a)                                     575,021
       45,544  PolyOne Corp.                                          631,240
       13,299  Quaker Chemical Corp.                                  577,177
        5,976  Stepan Co.                                             542,979
       20,087  Tredegar Corp.                                         348,510
       18,217  Zep, Inc.                                              259,592
                                                               --------------
                                                                    6,803,441
                                                               --------------

               COMMERCIAL BANKS -- 3.4%
       12,588  Bank of the Ozarks, Inc.                               388,969
        3,778  City Holding Co.                                       125,996
        5,758  Columbia Banking System, Inc.                          117,981
        9,115  Community Bank System, Inc.                            256,314
       11,173  CVB Financial Corp.                                    129,272
       10,858  F.N.B. Corp.                                           123,238
       29,810  First BanCorp (a)                                      126,991
       21,432  First Commonwealth Financial Corp.                     137,808
        7,582  First Financial Bancorp                                127,453
       10,949  First Midwest Bancorp, Inc.                            116,607
       38,883  Hanmi Financial Corp. (a)                              405,550
        4,929  Home BancShares, Inc.                                  143,631
        9,131  Independent Bank Corp.                                 256,307
       29,642  National Penn Bancshares, Inc.                         273,299
       11,881  NBT Bancorp, Inc.                                      244,155
        9,982  Old National Bancorp                                   127,969
       10,796  PacWest Bancorp                                        257,161
       14,296  Pinnacle Financial Partners, Inc. (a)                  261,617
        8,646  PrivateBancorp, Inc.                                   136,002
       12,095  S&T Bancorp, Inc.                                      226,418
        5,078  Simmons First National Corp., Class A                  123,599
       13,677  Sterling Bancorp                                       130,068
       13,276  Susquehanna Bancshares, Inc.                           137,672
       11,366  Texas Capital Bancshares, Inc. (a)                     428,612
        6,548  Tompkins Financial Corp.                               247,842
        8,796  UMB Financial Corp.                                    422,648
        9,673  Umpqua Holdings Corp.                                  128,070


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               COMMERCIAL BANKS (CONTINUED)
        7,330  Wintrust Financial Corp.                        $      264,833
                                                               --------------
                                                                    5,866,082
                                                               --------------

               COMMERCIAL SERVICES & SUPPLIES -- 3.5%
       10,796  ABM Industries, Inc.                                   251,331
       11,595  Consolidated Graphics, Inc. (a)                        463,684
       29,083  Encore Capital Group, Inc. (a)                         689,267
       15,341  G&K Services, Inc., Class A                            504,105
       27,599  Geo Group (The), Inc. (a)                              571,575
       24,667  Healthcare Services Group, Inc.                        523,434
        9,403  Interface, Inc., Class A                               133,147
       12,421  Mobile Mini, Inc. (a)                                  234,260
       41,508  Sykes Enterprises, Inc. (a)                            657,902
       24,880  Tetra Tech, Inc. (a)                                   664,296
        8,524  UniFirst Corp.                                         517,918
       12,681  United Stationers, Inc.                                359,633
       20,252  Viad Corp.                                             366,156
                                                               --------------
                                                                    5,936,708
                                                               --------------

               COMMUNICATIONS EQUIPMENT -- 1.6%
       14,846  Bel Fuse, Inc., Class B                                264,110
       16,104  Comtech Telecommunications Corp.                       497,936
       23,870  Digi International, Inc. (a)                           221,514
       47,958  Harmonic, Inc. (a)                                     226,362
       13,735  NETGEAR, Inc. (a)                                      528,797
       38,353  Oplink Communications, Inc. (a)                        607,512
       19,724  PC-Tel, Inc.                                           134,715
       22,732  Symmetricom, Inc. (a)                                  126,390
        2,721  ViaSat, Inc. (a)                                       131,424
                                                               --------------
                                                                    2,738,760
                                                               --------------

               COMPUTERS & PERIPHERALS -- 0.6%
       10,775  Stratasys, Inc. (a)                                    551,788
        7,512  Super Micro Computer, Inc. (a)                         132,587
       10,778  Synaptics, Inc. (a)                                    330,992
                                                               --------------
                                                                    1,015,367
                                                               --------------

               CONSTRUCTION & ENGINEERING -- 0.6%
       22,069  Aegion Corp. (a)                                       402,759
       11,230  Dycom Industries, Inc. (a)                             262,670
        9,464  EMCOR Group, Inc.                                      277,484
                                                               --------------
                                                                      942,913
                                                               --------------

               CONSTRUCTION MATERIALS -- 0.5%
       11,324  Eagle Materials, Inc.                                  398,831
       94,138  Headwaters, Inc. (a)                                   408,559
                                                               --------------
                                                                      807,390
                                                               --------------

               CONSUMER FINANCE -- 0.4%
        2,737  Cash America International, Inc.                       127,955


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               CONSUMER FINANCE (CONTINUED)
        8,083  EZCORP, Inc., Class A (a)                      $       216,544
        6,116  First Cash Financial Services, Inc. (a)                250,511
                                                               --------------
                                                                      595,010
                                                               --------------

               CONTAINERS & PACKAGING -- 0.2%
       17,785  Myers Industries, Inc.                                 293,986
                                                               --------------

               DISTRIBUTORS -- 0.7%
       17,526  Pool Corp.                                             646,885
       48,365  Voxx International Corp. (a)                           613,752
                                                               --------------
                                                                    1,260,637
                                                               --------------

               DIVERSIFIED CONSUMER SERVICES -- 1.9%
       65,095  Career Education Corp. (a)                             464,127
       10,320  Coinstar, Inc. (a)                                     647,993
      158,413  Corinthian Colleges, Inc. (a)                          608,306
       17,146  Hillenbrand, Inc.                                      359,037
       82,911  Lincoln Educational Services Corp.                     608,567
       39,777  Universal Technical Institute, Inc.                    477,324
                                                               --------------
                                                                    3,165,354
                                                               --------------

               DIVERSIFIED FINANCIAL SERVICES -- 0.1%
       15,431  Interactive Brokers Group, Inc., Class A               234,088
                                                               --------------

               DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
        3,607  Atlantic Tele-Network, Inc.                            122,855
       49,187  Cbeyond, Inc. (a)                                      316,272
       15,042  General Communication, Inc., Class A (a)               114,319
       53,801  Neutral Tandem, Inc. (a)                               625,168
                                                               --------------
                                                                    1,178,614
                                                               --------------

               ELECTRIC UTILITIES -- 1.1%
        9,484  ALLETE, Inc.                                           390,836
        3,726  Central Vermont Public Service Corp.                   131,341
       16,148  El Paso Electric Co.                                   494,775
       11,320  UIL Holdings Corp.                                     389,068
       14,347  UniSource Energy Corp.                                 522,231
                                                               --------------
                                                                    1,928,251
                                                               --------------

               ELECTRICAL EQUIPMENT -- 1.5%
        7,620  AZZ, Inc.                                              394,030
       13,840  Belden, Inc.                                           481,355
       17,648  Encore Wire Corp.                                      449,848
       15,142  EnerSys (a)                                            529,213
        8,019  Franklin Electric Co., Inc.                            402,153
       11,092  II-VI, Inc. (a)                                        226,388


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT (CONTINUED)
       16,396  Vicor Corp.                                     $      114,280
                                                               --------------
                                                                    2,597,267
                                                               --------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 6.3%
        3,617  Anixter International, Inc. (a)                        248,054
        3,859  Badger Meter, Inc.                                     142,552
       31,817  Benchmark Electronics, Inc. (a)                        505,254
       48,882  Brightpoint, Inc. (a)                                  299,158
        9,289  Cognex Corp.                                           373,882
       49,873  CTS Corp.                                              535,137
       14,754  Daktronics, Inc.                                       120,098
       26,216  Electro Scientific Industries, Inc.                    373,840
       11,243  FARO Technologies, Inc. (a)                            629,383
       13,354  FEI Co. (a)                                            669,970
       23,924  Insight Enterprises, Inc. (a)                          485,896
        8,368  Littelfuse, Inc.                                       524,423
       11,676  Measurement Specialties, Inc. (a)                      417,184
       39,597  Mercury Computer Systems, Inc. (a)                     522,680
       28,269  Methode Electronics, Inc.                              238,873
       12,353  MTS Systems Corp.                                      592,573
       37,011  Newport Corp. (a)                                      631,778
       10,699  OSI Systems, Inc. (a)                                  715,335
        8,678  Park Electrochemical Corp.                             250,360
       11,246  Plexus Corp. (a)                                       364,033
       19,896  Rofin-Sinar Technologies, Inc. (a)                     501,379
        6,770  Rogers Corp. (a)                                       259,223
       10,544  ScanSource, Inc. (a)                                   347,530
       17,195  SYNNEX Corp. (a)                                       654,958
       45,663  TTM Technologies, Inc. (a)                             471,699
                                                               --------------
                                                                   10,875,252
                                                               --------------

               ENERGY EQUIPMENT & SERVICES -- 2.1%
       22,680  Basic Energy Services, Inc. (a)                        326,592
       10,992  Bristow Group, Inc.                                    536,959
        9,362  Hornbeck Offshore Services, Inc. (a)                   389,740
       40,672  ION Geophysical Corp. (a)                              253,387
        4,879  Lufkin Industries, Inc.                                374,902
       28,087  Matrix Service Co. (a)                                 383,388
        4,981  OYO Geospace Corp. (a)                                 573,911
       59,621  Pioneer Drilling Co. (a)                               469,813
       41,773  TETRA Technologies, Inc. (a)                           363,843
                                                               --------------
                                                                    3,672,535
                                                               --------------

               FOOD & STAPLES RETAILING -- 1.8%
       10,776  Andersons (The), Inc.                                  543,110
       11,825  Casey's General Stores, Inc.                           666,339
       23,076  Nash Finch Co.                                         579,207
       36,194  Spartan Stores, Inc.                                   659,817


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               FOOD & STAPLES RETAILING (CONTINUED)
       11,244  United Natural Foods, Inc. (a)                  $      554,217
                                                               --------------
                                                                    3,002,690
                                                               --------------

               FOOD PRODUCTS -- 2.5%
        5,827  B&G Foods, Inc.                                        129,592
       19,592  Calavo Growers, Inc.                                   561,899
       13,713  Cal-Maine Foods, Inc.                                  494,079
       37,648  Darling International, Inc. (a)                        616,674
       28,739  Diamond Foods, Inc.                                    600,645
       14,970  Hain Celestial Group (The), Inc. (a)                   708,081
        4,947  Sanderson Farms, Inc.                                  255,315
       19,919  Seneca Foods Corp., Class A (a)                        463,914
       20,296  Snyder's-Lance, Inc.                                   525,260
                                                               --------------
                                                                    4,355,459
                                                               --------------

               GAS UTILITIES -- 0.8%
       10,085  Laclede Group (The), Inc.                              397,147
        5,886  New Jersey Resources Corp.                             254,511
        5,778  Northwest Natural Gas Co.                              264,055
        4,222  Piedmont Natural Gas Co., Inc.                         128,686
        9,207  Southwest Gas Corp.                                    386,878
                                                               --------------
                                                                    1,431,277
                                                               --------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 3.3%
       19,044  Align Technology, Inc. (a)                             603,885
        7,768  Analogic Corp.                                         529,855
       26,139  Cantel Medical Corp.                                   613,744
       99,557  CryoLife, Inc. (a)                                     526,657
        6,880  Cyberonics, Inc. (a)                                   263,504
       26,747  Greatbatch, Inc. (a)                                   622,938
        1,882  Haemonetics Corp. (a)                                  134,695
        2,668  ICU Medical, Inc. (a)                                  140,043
        3,781  Integra LifeSciences Holdings (a)                      140,767
        7,916  Invacare Corp.                                         125,469
        8,966  Kensey Nash Corp.                                      254,903
       31,683  Merit Medical Systems, Inc. (a)                        418,849
        3,357  Neogen Corp. (a)                                       130,889
        7,789  NuVasive, Inc. (a)                                     129,064
       28,087  Palomar Medical Technologies, Inc. (a)                 244,357
        8,534  SurModics, Inc. (a)                                    126,218
       55,657  Symmetry Medical, Inc. (a)                             395,721
        6,168  West Pharmaceutical Services, Inc.                     276,943
                                                               --------------
                                                                    5,678,501
                                                               --------------

               HEALTH CARE PROVIDERS & SERVICES -- 3.5%
        4,510  Air Methods Corp. (a)                                  379,336
       25,215  Almost Family, Inc. (a)                                614,742
       21,645  AMN Healthcare Services, Inc. (a)                      145,238
       14,064  AmSurg Corp. (a)                                       404,481


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
       22,317  Bio-Reference Laboratories, Inc. (a)            $      475,798
       13,392  Centene Corp. (a)                                      530,189
        4,185  Chemed Corp.                                           252,523
       78,542  Cross Country Healthcare, Inc. (a)                     362,079
        9,659  Ensign Group (The), Inc.                               257,992
       18,001  Hanger Orthopedic Group, Inc. (a)                      423,923
       75,906  Kindred Healthcare, Inc. (a)                           731,734
        7,453  MWI Veterinary Supply, Inc. (a)                        703,563
       52,762  PharMerica Corp. (a)                                   626,285
        5,176  PSS World Medical, Inc. (a)                            123,862
                                                               --------------
                                                                    6,031,745
                                                               --------------

               HEALTH CARE TECHNOLOGY -- 0.2%
        9,847  Medidata Solutions, Inc. (a)                           255,136
        2,999  Quality Systems, Inc.                                  112,162
                                                               --------------
                                                                      367,298
                                                               --------------

               HOTELS, RESTAURANTS & LEISURE -- 4.9%
          651  Biglari Holdings, Inc. (a)                             264,521
        5,210  BJ's Restaurants, Inc. (a)                             225,020
       83,652  Boyd Gaming Corp. (a)                                  643,284
        7,232  Buffalo Wild Wings, Inc. (a)                           606,403
        6,920  CEC Entertainment, Inc.                                264,482
        7,052  Cracker Barrel Old Country Store, Inc.                 405,631
        2,644  DineEquity, Inc. (a)                                   128,446
       15,077  Interval Leisure Group, Inc.                           260,531
        5,472  Jack in the Box, Inc. (a)                              124,324
       41,806  Marcus (The) Corp.                                     522,993
       50,938  Monarch Casino & Resort, Inc. (a)                      493,080
       59,838  Multimedia Games Holding Co., Inc. (a)                 679,760
        6,638  P.F. Chang's China Bistro, Inc.                        263,462
        6,966  Papa John's International, Inc. (a)                    280,590
        5,339  Peet's Coffee & Tea, Inc. (a)                          410,142
       45,583  Pinnacle Entertainment, Inc. (a)                       505,971
       10,581  Red Robin Gourmet Burgers, Inc. (a)                    377,318
       71,832  Ruby Tuesday, Inc. (a)                                 488,458
       51,844  Ruth's Hospitality Group, Inc. (a)                     358,760
       37,263  Shuffle Master, Inc. (a)                               658,437
       23,648  Texas Roadhouse, Inc.                                  407,928
                                                               --------------
                                                                    8,369,541
                                                               --------------

               HOUSEHOLD DURABLES -- 1.8%
        7,011  Blyth, Inc.                                            616,758
       19,283  Helen of Troy Ltd. (a)                                 667,192
       43,839  La-Z-Boy, Inc. (a)                                     660,654
       27,213  Ryland Group (The), Inc.                               612,564


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HOUSEHOLD DURABLES (CONTINUED)
       32,824  Universal Electronics, Inc. (a)                 $      555,382
                                                               --------------
                                                                    3,112,550
                                                               --------------

               HOUSEHOLD PRODUCTS -- 0.4%
       54,482  Central Garden & Pet Co., Class A (a)                  582,413
        2,892  WD-40 Co.                                              130,371
                                                               --------------
                                                                      712,784
                                                               --------------

               INDUSTRIAL CONGLOMERATES -- 0.2%
        9,553  Standex International Corp.                            420,905
                                                               --------------

               INSURANCE -- 2.3%
        5,302  AMERISAFE, Inc. (a)                                    141,669
        5,860  Delphi Financial Group, Inc., Class A                  266,161
       14,813  Employers Holdings, Inc.                               256,561
       29,777  Horace Mann Educators Corp.                            522,586
       56,234  Meadowbrook Insurance Group, Inc.                      496,546
       34,654  National Financial Partners Corp. (a)                  511,147
        2,777  Navigators Group (The), Inc. (a)                       131,908
       45,902  Presidential Life Corp.                                531,545
        1,489  ProAssurance Corp.                                     131,166
        3,150  Safety Insurance Group, Inc.                           125,527
        7,448  Selective Insurance Group, Inc.                        130,266
       18,461  Stewart Information Services Corp.                     271,746
       23,391  Tower Group, Inc.                                      504,778
                                                               --------------
                                                                    4,021,606
                                                               --------------

               INTERNET & CATALOG RETAIL -- 0.2%
       11,680  Nutrisystem, Inc.                                      135,255
       21,190  PetMed Express, Inc.                                   285,429
                                                               --------------
                                                                      420,684
                                                               --------------

               INTERNET SOFTWARE & SERVICES -- 2.0%
       17,339  DealerTrack Holdings, Inc. (a)                         517,222
       14,021  Digital River, Inc. (a)                                263,735
       30,718  InfoSpace, Inc. (a)                                    341,891
       11,711  Liquidity Services, Inc. (a)                           624,548
       31,286  LivePerson, Inc. (a)                                   496,822
       10,921  Perficient, Inc. (a)                                   131,161
       14,114  Stamps.com, Inc. (a)                                   409,729
      134,116  United Online, Inc.                                    635,710
                                                               --------------
                                                                    3,420,818
                                                               --------------

               IT SERVICES -- 2.2%
        6,317  CACI International, Inc., Class A (a)                  386,158
        9,994  Cardtronics, Inc. (a)                                  263,442
       34,654  CSG Systems International, Inc. (a)                    499,017
       22,740  Heartland Payment Systems, Inc.                        692,888


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
       23,478  iGATE Corp. (a)                                 $      456,882
      102,634  NCI, Inc., Class A (a)                                 509,065
       40,735  TeleTech Holdings, Inc. (a)                            617,135
       22,785  Virtusa Corp. (a)                                      343,826
                                                               --------------
                                                                    3,768,413
                                                               --------------

               LEISURE EQUIPMENT & PRODUCTS -- 1.1%
        3,062  Arctic Cat, Inc. (a)                                   135,463
       25,469  Brunswick Corp.                                        669,580
       15,033  JAKKS Pacific, Inc.                                    286,679
       13,357  Sturm, Ruger & Co., Inc.                               762,284
                                                               --------------
                                                                    1,854,006
                                                               --------------

               LIFE SCIENCES TOOLS & SERVICES -- 0.9%
       56,294  Cambrex Corp. (a)                                      364,785
       83,866  eResearchTechnology, Inc. (a)                          662,541
       19,454  PAREXEL International Corp. (a)                        524,091
                                                               --------------
                                                                    1,551,417
                                                               --------------

               MACHINERY -- 3.6%
       13,574  Actuant Corp., Class A                                 370,163
       11,431  Albany International Corp., Class A                    275,487
        7,191  Astec Industries, Inc. (a)                             225,006
       14,956  Barnes Group, Inc.                                     394,838
       21,946  Briggs & Stratton Corp.                                397,223
       13,085  Cascade Corp.                                          615,911
       11,827  CIRCOR International, Inc.                             368,056
        6,383  EnPro Industries, Inc. (a)                             264,320
        7,134  ESCO Technologies, Inc.                                245,410
        8,097  John Bean Technologies Corp.                           129,471
       20,567  Kaydon Corp.                                           504,508
        3,959  Lindsay Corp.                                          264,422
       38,616  Lydall, Inc. (a)                                       407,399
        5,772  Mueller Industries, Inc.                               263,838
        7,560  Robbins & Myers, Inc.                                  368,248
        5,962  Tennant Co.                                            264,117
        5,534  Toro (The) Co.                                         395,460
       12,875  Watts Water Technologies, Inc., Class A                474,057
                                                               --------------
                                                                    6,227,934
                                                               --------------

               MEDIA -- 0.8%
       64,234  Digital Generation, Inc. (a)                           596,092
       57,974  Harte-Hanks, Inc.                                      486,982
       27,908  Live Nation Entertainment, Inc. (a)                    252,846
                                                               --------------
                                                                    1,335,920
                                                               --------------

               METALS & MINING -- 1.9%
       10,369  A.M. Castle & Co. (a)                                  138,841
       13,343  AMCOL International Corp.                              439,785
       44,313  Century Aluminum Co. (a)                               407,680


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               METALS & MINING (CONTINUED)
        8,282  Haynes International, Inc.                      $      516,548
        2,775  Kaiser Aluminum Corp.                                  145,882
       22,827  Materion Corp. (a)                                     564,055
       27,326  Olympic Steel, Inc.                                    577,398
        5,688  RTI International Metals, Inc. (a)                     139,640
       18,461  SunCoke Energy, Inc. (a)                               280,977
                                                               --------------
                                                                    3,210,806
                                                               --------------

               MULTILINE RETAIL -- 0.7%
       35,911  Fred's, Inc., Class A                                  514,245
      170,789  Tuesday Morning Corp. (a)                              689,988
                                                               --------------
                                                                    1,204,233
                                                               --------------

               MULTI-UTILITIES -- 0.8%
       20,511  Avista Corp.                                           542,311
        3,931  CH Energy Group, Inc.                                  257,952
       14,796  NorthWestern Corp.                                     525,554
                                                               --------------
                                                                    1,325,817
                                                               --------------

               OIL, GAS & CONSUMABLE FUELS -- 3.1%
       14,199  Approach Resources, Inc. (a)                           509,460
       41,169  Cloud Peak Energy, Inc. (a)                            633,591
       33,144  Comstock Resources, Inc. (a)                           582,340
       12,019  GeoResources, Inc. (a)                                 453,236
       18,017  Gulfport Energy Corp. (a)                              472,226
      115,311  Penn Virginia Corp.                                    590,392
       10,609  Petroleum Development Corp. (a)                        364,843
       64,088  PetroQuest Energy, Inc. (a)                            387,092
       22,939  Stone Energy Corp. (a)                                 643,439
       22,591  Swift Energy Co. (a)                                   683,378
                                                               --------------
                                                                    5,319,997
                                                               --------------

               PAPER & FOREST PRODUCTS -- 1.1%
       11,584  Buckeye Technologies, Inc.                             375,437
       11,849  Clearwater Paper Corp. (a)                             390,662
       33,291  KapStone Paper & Packaging Corp. (a)                   601,235
        8,821  Neenah Paper, Inc.                                     251,928
        3,799  Schweitzer-Mauduit International, Inc.                 257,648
                                                               --------------
                                                                    1,876,910
                                                               --------------

               PERSONAL PRODUCTS -- 0.4%
       25,080  Inter Parfums, Inc.                                    395,010
       15,025  Medifast, Inc. (a)                                     288,780
                                                               --------------
                                                                      683,790
                                                               --------------

               PHARMACEUTICALS -- 1.3%
       33,632  Akorn, Inc. (a)                                        407,956
        3,651  Hi-Tech Pharmacal Co., Inc. (a)                        118,986
       13,071  Medicines (The) Co. (a)                                288,738
        6,773  Par Pharmaceutical Cos., Inc. (a)                      286,769
        6,973  Questcor Pharmaceuticals, Inc. (a)                     313,088


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
        9,994  Salix Pharmaceuticals Ltd. (a)                  $      493,704
       17,448  ViroPharma, Inc. (a)                                   379,494
                                                               --------------
                                                                    2,288,735
                                                               --------------

               PROFESSIONAL SERVICES -- 1.1%
       14,631  CDI Corp.                                              259,554
        2,703  Exponent, Inc. (a)                                     129,203
       41,015  Kelly Services, Inc., Class A                          573,800
       28,289  Navigant Consulting, Inc. (a)                          393,783
       28,007  Resources Connection, Inc.                             363,531
        7,336  TrueBlue, Inc. (a)                                     126,619
                                                               --------------
                                                                    1,846,490
                                                               --------------

               REAL ESTATE INVESTMENT TRUSTS -- 1.7%
        2,612  EastGroup Properties, Inc.                             131,384
        2,828  Entertainment Properties Trust                         135,716
       18,224  Extra Space Storage, Inc.                              553,098
       12,374  Franklin Street Properties Corp.                       124,606
        5,962  Healthcare Realty Trust, Inc.                          128,064
       11,256  Kilroy Realty Corp.                                    534,097
        4,099  LTC Properties, Inc.                                   136,415
        4,003  PS Business Parks, Inc.                                273,205
        5,265  Sovran Self Storage, Inc.                              277,465
       16,549  Universal Health Realty Income Trust                   669,241
                                                               --------------
                                                                    2,963,291
                                                               --------------

               ROAD & RAIL -- 1.0%
       27,893  Arkansas Best Corp.                                    427,879
       27,213  Heartland Express, Inc.                                376,356
       14,855  Knight Transportation, Inc.                            243,919
       13,758  Old Dominion Freight Line, Inc. (a)                    611,818
                                                               --------------
                                                                    1,659,972
                                                               --------------

               EMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                  5.1%
       39,990  Advanced Energy Industries, Inc. (a)                   477,481
       16,888  ATMI, Inc. (a)                                         354,817
       53,190  Brooks Automation, Inc.                                625,514
       22,045  Cirrus Logic, Inc. (a)                                 603,592
       46,145  Cohu, Inc.                                             506,672
       16,976  Diodes, Inc. (a)                                       378,395
       22,498  Entropic Communications, Inc. (a)                       95,167
       31,230  Exar Corp. (a)                                         247,342
       42,209  Kulicke & Soffa Industries, Inc. (a)                   552,938
       25,568  Micrel, Inc.                                           278,435
       24,471  Microsemi Corp. (a)                                    526,616
       22,209  MKS Instruments, Inc.                                  614,079
       20,005  Monolithic Power Systems, Inc. (a)                     414,504
       21,259  Nanometrics, Inc. (a)                                  329,727
       32,427  Pericom Semiconductor Corp. (a)                        254,876


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                  (CONTINUED)
       47,224  Rudolph Technologies, Inc. (a)                  $      510,019
       10,140  Standard Microsystems Corp. (a)                        268,507
        7,259  Supertex, Inc. (a)                                     148,592
       76,093  TriQuint Semiconductor, Inc. (a)                       371,334
       18,104  Ultratech, Inc. (a)                                    578,242
        4,586  Veeco Instruments, Inc. (a)                            138,451
       11,434  Volterra Semiconductor Corp. (a)                       376,064
                                                               --------------
                                                                    8,651,364
                                                               --------------

               SOFTWARE -- 2.6%
       11,842  Blackbaud, Inc.                                        366,865
       14,084  Bottomline Technologies, Inc. (a)                      331,396
        7,927  CommVault Systems, Inc. (a)                            412,759
       11,327  Ebix, Inc.                                             231,637
       32,520  EPIQ Systems, Inc.                                     369,427
        4,299  Interactive Intelligence Group, Inc. (a)               127,508
        8,279  Manhattan Associates, Inc. (a)                         415,192
        2,811  MicroStrategy, Inc., Class A (a)                       392,922
        8,803  Monotype Imaging Holdings, Inc. (a)                    124,915
        6,449  NetScout Systems, Inc. (a)                             133,430
        5,553  Progress Software Corp. (a)                            128,496
       13,626  Sourcefire, Inc. (a)                                   694,790
        4,109  Synchronoss Technologies, Inc. (a)                     128,612
       13,660  Tyler Technologies, Inc. (a)                           545,717
        6,219  Websense, Inc. (a)                                     128,982
                                                               --------------
                                                                    4,532,648
                                                               --------------

               SPECIALTY RETAIL -- 6.8%
       83,652  Big 5 Sporting Goods Corp.                             700,167
       71,054  Brown Shoe Co., Inc.                                   647,302
        5,477  Buckle (The), Inc.                                     252,928
        3,438  Cabela's, Inc. (a)                                     129,991
       18,982  Cato (The) Corp., Class A                              528,269
       18,544  Finish Line (The), Inc., Class A                       412,789
        9,153  Genesco, Inc. (a)                                      686,475
        4,670  Group 1 Automotive, Inc.                               270,300
       59,084  Haverty Furniture Cos., Inc.                           709,008
        9,618  Hibbett Sports, Inc. (a)                               574,387
        2,602  JoS. A. Bank Clothiers, Inc. (a)                       123,725
       32,427  Kirkland's, Inc. (a)                                   474,731
       15,019  Lithia Motors, Inc., Class A                           402,960
       20,895  Lumber Liquidators Holdings, Inc. (a)                  604,492
       10,150  Men's Wearhouse (The), Inc.                            375,956
        3,161  Monro Muffler Brake, Inc.                              130,423
      114,656  OfficeMax, Inc. (a)                                    533,150
       26,374  Pep Boys-Manny, Moe & Jack (The)                       393,764
       17,882  rue21, Inc. (a)                                        542,719
       20,248  Select Comfort Corp. (a)                               584,762


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
       21,971  Sonic Automotive, Inc., Class A                 $      369,552
       40,384  Stage Stores, Inc.                                     616,664
       99,368  Stein Mart, Inc. (a)                                   637,943
        5,934  Vitamin Shoppe, Inc. (a)                               279,313
       18,162  Zumiez, Inc. (a)                                       665,819
                                                               --------------
                                                                   11,647,589
                                                               --------------

               TEXTILES, APPAREL & LUXURY GOODS -- 2.3%
       18,810  Crocs, Inc. (a)                                        379,962
       37,735  Iconix Brand Group, Inc. (a)                           578,855
       49,089  Liz Claiborne, Inc. (a)                                657,793
       11,654  Maidenform Brands, Inc. (a)                            266,061
       12,905  Oxford Industries, Inc.                                619,311
       35,127  Perry Ellis International, Inc. (a)                    657,226
       15,341  Steven Madden, Ltd. (a)                                662,885
        3,528  Wolverine World Wide, Inc.                             147,999
                                                               --------------
                                                                    3,970,092
                                                               --------------

               THRIFTS & MORTGAGE FINANCE -- 0.6%
       13,998  Brookline Bancorp, Inc.                                125,702
       17,956  Dime Community Bancshares, Inc.                        248,870
       10,328  Northwest Bancshares, Inc.                             127,241
        8,935  Oritani Financial Corp.                                132,417
       18,054  Provident Financial Services, Inc.                     265,394
        8,528  ViewPoint Financial Group, Inc.                        135,680
                                                               --------------
                                                                    1,035,304
                                                               --------------

               TRADING COMPANIES & DISTRIBUTORS -- 0.6%
       15,945  Applied Industrial Technologies, Inc.                  626,638
       11,591  Kaman Corp.                                            398,499
                                                               --------------
                                                                    1,025,137
                                                               --------------

               WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
        6,337  NTELOS Holdings Corp.                                  128,134
       47,080  USA Mobility, Inc.                                     608,274
                                                               --------------
                                                                      736,408
                                                               --------------
               TOTAL COMMON STOCKS -- 100.0%                      171,391,812
               (Cost $158,704,809)

               MONEY MARKET FUND -- 0.0%
       80,111  Morgan Stanley Institutional Treasury Money
                  Market Fund - 0.03% (b)                              80,111
               (Cost $80,111)                                  --------------


               DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               TOTAL INVESTMENTS -- 100.0%                     $  171,471,923
               (Cost $158,784,920) (c)
               NET OTHER ASSETS AND
                   LIABILITIES -- 0.0%                                (81,203)
                                                               --------------
               NET ASSETS -- 100.0%                            $  171,390,720
                                                               ==============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,946,843 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,259,840.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                       LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*                   $171,391,812        $ --                $ --
Money Market Fund                      80,111          --                  --
                            ----------------------------------------------------
Total Investments                $171,471,923        $ --                $ --
                            ====================================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 3.2%
       19,938  General Dynamics Corp.                          $    1,345,815
       26,444  L-3 Communications Holdings, Inc.                    1,944,692
       30,640  Northrop Grumman Corp.                               1,938,899
        2,116  Precision Castparts Corp.                              373,199
       27,722  Raytheon Co.                                         1,500,869
        6,355  Rockwell Collins, Inc.                                 355,181
                                                               --------------
                                                                    7,458,655
                                                               --------------

               AIR FREIGHT & LOGISTICS -- 0.6%
       15,913  FedEx Corp.                                          1,404,163
                                                               --------------

               AIRLINES -- 0.5%
      133,178  Southwest Airlines Co.                               1,102,714
                                                               --------------

               AUTO COMPONENTS -- 0.5%
       33,785  Johnson Controls, Inc.                               1,080,106
                                                               --------------

               AUTOMOBILES -- 0.7%
      149,839  Ford Motor Co.                                       1,690,184
                                                               --------------

               BEVERAGES -- 1.9%
       38,368  Coca-Cola Enterprises, Inc.                          1,155,644
       79,336  Constellation Brands, Inc., Class A (a)              1,713,657
        9,098  Dr Pepper Snapple Group, Inc.                          369,197
       32,334  Molson Coors Brewing Co., Class B                    1,344,448
                                                               --------------
                                                                    4,582,946
                                                               --------------

               CAPITAL MARKETS -- 1.9%
        6,402  Ameriprise Financial, Inc.                             347,052
       30,319  Bank of New York Mellon (The) Corp.                    717,044
       33,406  E*TRADE Financial Corp. (a)                            355,106
       16,322  Federated Investors, Inc., Class B                     360,390
        5,882  Goldman Sachs Group (The), Inc.                        677,312
       13,715  Invesco Ltd.                                           340,681
       26,195  Legg Mason, Inc.                                       682,904
       37,252  Morgan Stanley                                         643,715
        8,038  State Street Corp.                                     371,516
                                                               --------------
                                                                    4,495,720
                                                               --------------

               CHEMICALS -- 1.3%
        7,970  Air Products and Chemicals, Inc.                       681,355
       21,122  Dow Chemical (The) Co.                                 715,614
       33,850  Mosaic (The) Co.                                     1,787,957
                                                               --------------
                                                                    3,184,926
                                                               --------------

               COMMERCIAL BANKS -- 2.7%
       52,069  Fifth Third Bancorp                                    740,942
      170,138  Huntington Bancshares, Inc.                          1,138,223
      172,138  KeyCorp                                              1,383,989
        4,211  M&T Bank Corp.                                         363,283
       17,015  PNC Financial Services Group, Inc.                   1,128,435


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL BANKS (CONTINUED)
       10,716  Wells Fargo & Co.                               $      358,236
       68,180  Zions Bancorporation                                 1,390,190
                                                               --------------
                                                                    6,503,298
                                                               --------------

               COMMERCIAL SERVICES & SUPPLIES -- 1.2%
       12,139  Avery Dennison Corp.                                   388,205
        9,349  Cintas Corp.                                           366,200
       29,523  R.R. Donnelley & Sons Co.                              369,333
       35,908  Republic Services, Inc.                                982,802
       20,925  Waste Management, Inc.                                 715,635
                                                               --------------
                                                                    2,822,175
                                                               --------------

               COMMUNICATIONS EQUIPMENT -- 0.9%
       34,590  Cisco Systems, Inc.                                    696,988
       32,457  Harris Corp.                                         1,478,092
                                                               --------------
                                                                    2,175,080
                                                               --------------

               COMPUTERS & PERIPHERALS -- 2.7%
       66,109  Dell, Inc. (a)                                       1,082,205
       78,537  Hewlett-Packard Co.                                  1,944,576
       56,301  Lexmark International, Inc., Class A                 1,694,660
       45,215  Western Digital Corp. (a)                            1,754,794
                                                               --------------
                                                                    6,476,235
                                                               --------------

               CONSTRUCTION & ENGINEERING -- 0.3%
       16,488  Jacobs Engineering Group, Inc. (a)                     722,669
                                                               --------------

               CONSUMER FINANCE -- 0.8%
       19,688  Capital One Financial Corp.                          1,092,290
       21,945  Discover Financial Services                            743,936
                                                               --------------
                                                                    1,836,226
                                                               --------------

               CONTAINERS & PACKAGING -- 0.5%
       22,657  Bemis Co., Inc.                                        733,860
       18,942  Sealed Air Corp.                                       363,308
                                                               --------------
                                                                    1,097,168
                                                               --------------

               DIVERSIFIED CONSUMER SERVICES -- 0.1%
       22,209  H&R Block, Inc.                                        326,472
                                                               --------------

               DIVERSIFIED FINANCIAL SERVICES -- 2.4%
       30,023  Citigroup, Inc.                                        991,960
        5,057  CME Group, Inc.                                      1,344,252
       23,865  JPMorgan Chase & Co.                                 1,025,717
       42,370  NASDAQ OMX Group (The), Inc. (a)                     1,041,031
       48,756  NYSE Euronext                                        1,255,467
                                                               --------------
                                                                    5,658,427
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
       11,713  AT&T, Inc.                                      $      385,475
       37,856  CenturyLink, Inc.                                    1,459,727
      350,884  Frontier Communications Corp.                        1,417,572
        9,569  Verizon Communications, Inc.                           386,396
                                                               --------------
                                                                    3,649,170
                                                               --------------

               ELECTRIC UTILITIES -- 5.7%
       37,927  American Electric Power Co., Inc.                    1,473,085
       52,230  Duke Energy Corp.                                    1,119,289
       17,211  Edison International                                   757,456
       21,775  Entergy Corp.                                        1,427,569
       37,317  Exelon Corp.                                         1,455,736
       16,045  FirstEnergy Corp.                                      751,227
       17,965  NextEra Energy, Inc.                                 1,156,048
       19,709  Northeast Utilities                                    724,700
       77,457  Pepco Holdings, Inc.                                 1,465,486
       30,545  Pinnacle West Capital Corp.                          1,476,851
       51,777  PPL Corp.                                            1,416,101
        8,142  Southern (The) Co.                                     374,043
                                                               --------------
                                                                   13,597,591
                                                               --------------
               ELECTRICAL EQUIPMENT -- 0.2%
        7,010  Emerson Electric Co.                                   368,305
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 2.4%
      132,918  Corning, Inc.                                        1,907,373
       28,904  FLIR Systems, Inc.                                     649,184
       29,125  Jabil Circuit, Inc.                                    682,981
       52,032  Molex, Inc.                                          1,435,563
       29,860  TE Connectivity Ltd.                                 1,088,696
                                                               --------------
                                                                    5,763,797
                                                               --------------

               ENERGY EQUIPMENT & SERVICES -- 3.0%
       44,624  Baker Hughes, Inc.                                   1,968,365
       56,388  Halliburton Co.                                      1,929,597
      107,003  Nabors Industries Ltd. (a)                           1,781,600
       29,288  Noble Corp.                                          1,114,701
       11,108  Rowan Cos., Inc. (a)                                   383,559
                                                               --------------
                                                                    7,177,822
                                                               --------------

               FOOD & STAPLES RETAILING -- 2.8%
       16,329  CVS Caremark Corp.                                     728,600
       15,098  Kroger (The) Co.                                       351,331
       72,398  Safeway, Inc.                                        1,471,851
      128,124  SUPERVALU, Inc.                                        761,057
       12,250  Sysco Corp.                                            354,025
       55,883  Walgreen Co.                                         1,959,258
       17,931  Wal-Mart Stores, Inc.                                1,056,315
                                                               --------------
                                                                    6,682,437
                                                               --------------

               FOOD PRODUCTS -- 1.7%
       34,663  Archer-Daniels-Midland Co.                           1,068,660


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               FOOD PRODUCTS (CONTINUED)
       10,805  Campbell Soup Co.                               $      365,533
       13,928  ConAgra Foods, Inc.                                    359,621
       12,391  Hormel Foods Corp.                                     360,083
       97,731  Tyson Foods, Inc., Class A                           1,783,591
                                                               --------------
                                                                    3,937,488
                                                               --------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
      244,678  Boston Scientific Corp. (a)                          1,531,684
       42,322  CareFusion Corp. (a)                                 1,096,563
       20,069  Covidien PLC                                         1,108,411
       37,335  Medtronic, Inc.                                      1,426,197
                                                               --------------
                                                                    5,162,855
                                                               --------------

               HEALTH CARE PROVIDERS & SERVICES -- 1.8%
       14,854  Cigna Corp.                                            686,700
       52,616  Coventry Health Care, Inc.                           1,577,954
      137,775  Tenet Healthcare Corp. (a)                             715,052
       19,828  WellPoint, Inc.                                      1,344,735
                                                               --------------
                                                                    4,324,441
                                                               --------------

               HOTELS, RESTAURANTS & LEISURE -- 1.1%
       45,611  Carnival Corp.                                       1,481,902
       14,301  Darden Restaurants, Inc.                               716,194
       21,788  International Game Technology                          339,457
                                                               --------------
                                                                    2,537,553
                                                               --------------

               HOUSEHOLD DURABLES -- 0.7%
        7,815  Harman International Industries, Inc.                  387,467
       19,038  Whirlpool Corp.                                      1,218,813
                                                               --------------
                                                                    1,606,280
                                                               --------------

               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                  -- 1.1%
       83,962  AES (The) Corp. (a)                                  1,051,204
       93,375  NRG Energy, Inc. (a)                                 1,587,375
                                                               --------------
                                                                    2,638,579
                                                               --------------

               INDUSTRIAL CONGLOMERATES -- 0.9%
        8,200  3M Co.                                                 732,752
       18,227  General Electric Co.                                   356,885
       19,534  Tyco International Ltd.                              1,096,443
                                                               --------------
                                                                    2,186,080
                                                               --------------

               INSURANCE -- 4.7%
       60,702  American International Group, Inc. (a)               2,065,689
        7,457  Aon PLC                                                386,272
       36,129  Assurant, Inc.                                       1,457,444


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        4,509  Berkshire Hathaway, Inc., Class B (a)           $      362,749
       10,586  Chubb (The) Corp.                                      773,519
       52,057  Hartford Financial Services Group (The),
                  Inc.                                              1,069,771
        9,174  Loews Corp.                                            377,327
       39,173  MetLife, Inc.                                        1,411,403
       12,395  Principal Financial Group, Inc.                        342,970
       17,311  Prudential Financial, Inc.                           1,048,008
       22,014  Torchmark Corp.                                      1,072,302
       12,359  Travelers (The) Cos., Inc.                             794,931
                                                               --------------
                                                                   11,162,385
                                                               --------------

               INTERNET & CATALOG RETAIL -- 0.4%
       21,877  Expedia, Inc.                                          932,617
                                                               --------------

               INTERNET SOFTWARE & SERVICES -- 0.6%
       96,136  Yahoo!, Inc. (a)                                     1,493,953
                                                               --------------

               IT SERVICES -- 1.0%
       22,091  Fidelity National Information Services,
                  Inc.                                                743,804
       31,714  Total System Services, Inc.                            745,913
       41,568  Western Union Co.                                      764,020
                                                               --------------
                                                                    2,253,737
                                                               --------------

               LEISURE EQUIPMENT & PRODUCTS -- 0.5%
       29,884  Hasbro, Inc.                                         1,097,938
                                                               --------------

               LIFE SCIENCES TOOLS & SERVICES -- 0.3%
       12,978  Thermo Fisher Scientific, Inc.                         722,226
                                                               --------------

               MACHINERY -- 1.7%
       17,436  Dover Corp.                                          1,092,540
       22,022  Eaton Corp.                                          1,061,020
        7,811  PACCAR, Inc.                                           335,561
       17,305  Parker Hannifin Corp.                                1,517,475
                                                               --------------
                                                                    4,006,596
                                                               --------------

               MEDIA -- 3.4%
       10,787  CBS Corp., Class B                                     359,746
       36,566  Comcast Corp., Class A                               1,109,047
      122,082  Gannett Co., Inc.                                    1,687,173
       64,117  Interpublic Group of Cos. (The), Inc.                  757,222
       37,156  News Corp., Class A                                    728,258
       29,068  Time Warner, Inc.                                    1,088,887
       16,713  Walt Disney (The) Co.                                  720,497
        3,917  Washington Post (The) Co., Class B                   1,481,292
                                                               --------------
                                                                    7,932,122
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               METALS & MINING -- 2.3%
      146,026  Alcoa, Inc.                                     $    1,420,833
        8,887  Allegheny Technologies, Inc.                           381,608
       49,199  Freeport-McMoRan Copper & Gold, Inc.                 1,884,322
       17,036  Nucor Corp.                                            667,981
       26,974  Titanium Metals Corp.                                  398,406
       24,910  United States Steel Corp.                              705,700
                                                               --------------
                                                                    5,458,850
                                                               --------------

               MULTILINE RETAIL -- 2.1%
       25,507  Big Lots, Inc. (a)                                     934,577
       37,406  Kohl's Corp.                                         1,875,163
       27,619  Macy's, Inc.                                         1,132,931
       18,835  Target Corp.                                         1,091,300
                                                               --------------
                                                                    5,033,971
                                                               --------------

               MULTI-UTILITIES -- 6.8%
       44,912  Ameren Corp.                                         1,472,665
       74,197  CenterPoint Energy, Inc.                             1,499,521
       49,881  CMS Energy Corp.                                     1,146,764
       12,524  Consolidated Edison, Inc.                              744,552
       26,588  DTE Energy Co.                                       1,499,032
       13,807  Integrys Energy Group, Inc.                            754,415
       30,043  NiSource, Inc.                                         740,560
       25,279  PG&E Corp.                                           1,116,826
       47,800  Public Service Enterprise Group, Inc.                1,488,970
       24,062  SCANA Corp.                                          1,109,739
       24,404  Sempra Energy                                        1,579,915
       83,370  TECO Energy, Inc.                                    1,502,327
       10,399  Wisconsin Energy Corp.                                 383,099
       41,456  Xcel Energy, Inc.                                    1,121,799
                                                               --------------
                                                                   16,160,184
                                                               --------------

               OFFICE ELECTRONICS -- 0.8%
      231,622  Xerox Corp.                                          1,802,019
                                                               --------------

               OIL, GAS & CONSUMABLE FUELS -- 13.7%
       18,632  Apache Corp.                                         1,787,554
       80,775  Chesapeake Energy Corp.                              1,489,491
       17,451  Chevron Corp.                                        1,859,579
       24,622  ConocoPhillips                                       1,763,674
       42,907  CONSOL Energy, Inc.                                  1,426,229
      102,662  Denbury Resources, Inc. (a)                          1,954,684
       26,313  Devon Energy Corp.                                   1,837,963
       22,764  EQT Corp.                                            1,134,102
       21,577  Exxon Mobil Corp.                                    1,862,958
       31,748  Hess Corp.                                           1,655,341
       59,037  Marathon Oil Corp.                                   1,732,146
       43,163  Marathon Petroleum Corp.                             1,796,012
       33,259  Murphy Oil Corp.                                     1,828,247
       53,965  Newfield Exploration Co. (a)                         1,937,344
       19,654  Occidental Petroleum Corp.                           1,792,838


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
       47,972  QEP Resources, Inc.                             $    1,478,017
       11,594  Spectra Energy Corp.                                   356,400
       69,729  Tesoro Corp. (a)                                     1,621,199
       72,625  Valero Energy Corp.                                  1,793,838
       81,241  WPX Energy, Inc. (a)                                 1,427,404
                                                               --------------
                                                                   32,535,020
                                                               --------------

               PAPER & FOREST PRODUCTS -- 0.8%
       31,265  International Paper Co.                              1,041,437
       23,159  MeadWestvaco Corp.                                     736,920
                                                               --------------
                                                                    1,778,357
                                                               --------------

               PHARMACEUTICALS -- 2.4%
       10,836  Bristol-Myers Squibb Co.                               361,597
       36,335  Eli Lilly & Co.                                      1,503,906
       53,950  Forest Laboratories, Inc. (a)                        1,879,079
       28,576  Merck & Co., Inc.                                    1,121,322
       32,285  Pfizer, Inc.                                           740,295
                                                               --------------
                                                                    5,606,199
                                                               --------------

               ROAD & RAIL -- 1.4%
       50,994  CSX Corp.                                            1,137,676
       16,669  Norfolk Southern Corp.                               1,215,670
       20,786  Ryder System, Inc.                                   1,012,694
                                                               --------------
                                                                    3,366,040
                                                               --------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                  4.4%
      182,440  Advanced Micro Devices, Inc. (a)                     1,342,758
       18,108  Analog Devices, Inc.                                   705,850
      150,443  Applied Materials, Inc.                              1,803,812
       66,576  Intel Corp.                                          1,890,758
      180,638  Micron Technology, Inc. (a)                          1,190,405
       71,303  NVIDIA Corp. (a)                                       926,939
      110,806  Teradyne, Inc. (a)                                   1,906,971
       21,769  Texas Instruments, Inc.                                695,302
                                                               --------------
                                                                   10,462,795
                                                               --------------

               SOFTWARE -- 1.1%
        9,109  BMC Software, Inc. (a)                                 375,837
       26,546  CA, Inc.                                               701,345
       34,028  Microsoft Corp.                                      1,089,577
       19,561  Symantec Corp. (a)                                     323,148
                                                               --------------
                                                                    2,489,907
                                                               --------------

               SPECIALTY RETAIL -- 3.1%
        7,372  Abercrombie & Fitch Co., Class A                       369,853
       79,034  Best Buy Co., Inc.                                   1,744,280
       85,693  GameStop Corp., Class A                              1,950,373
       27,989  Gap (The), Inc.                                        797,687
       11,659  Lowe's Cos., Inc.                                      366,909
      115,669  Staples, Inc.                                        1,781,303


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               SPECIALTY RETAIL (CONTINUED)
       12,566  Urban Outfitters, Inc. (a)                      $      363,911
                                                               --------------
                                                                    7,374,316
                                                               --------------

               WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
      207,485  MetroPCS Communications, Inc. (a)                    1,514,640
      513,397  Sprint Nextel Corp. (a)                              1,273,225
                                                               --------------
                                                                    2,787,865
                                                               --------------
               TOTAL COMMON STOCKS -- 100.0%                      236,706,659
               (Cost $228,881,035)

               MONEY MARKET FUND -- 0.0%
       29,392  Morgan Stanley Institutional Treasury Money
                  Market Fund - 0.03% (b)                              29,392
               (Cost $29,392)                                  --------------


               TOTAL INVESTMENTS -- 100.0%                        236,736,051
                (Cost $228,910,427) (c)
               NET OTHER ASSETS AND
                   LIABILITIES -- 0.0%                                (12,624)
                                                               --------------
               NET ASSETS -- 100.0%                            $  236,723,427
                                                               ==============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,938,618 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,112,994.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                       LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*                   $236,706,659        $ --                $ --
Money Market Fund                      29,392          --                  --
                            ----------------------------------------------------
Total Investments                $236,736,051        $ --                $ --
                            ====================================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.7%
        3,978  Boeing (The) Co.                                $      305,511
        2,357  Goodrich Corp.                                         295,709
       15,003  Honeywell International, Inc.                          910,082
        6,795  Lockheed Martin Corp.                                  615,219
        3,565  United Technologies Corp.                              291,047
                                                               --------------
                                                                    2,417,568
                                                               --------------

               AIR FREIGHT & LOGISTICS -- 0.4%
        7,564  United Parcel Service, Inc., Class B                   591,051
                                                               --------------

               AUTO COMPONENTS -- 1.0%
       18,102  BorgWarner, Inc. (a)                                 1,430,782
                                                               --------------

               AUTOMOBILES -- 0.9%
       24,885  Harley-Davidson, Inc.                                1,302,232
                                                               --------------

               BEVERAGES -- 0.2%
        3,997  Coca-Cola (The) Co.                                    305,051
                                                               --------------

               BIOTECHNOLOGY -- 1.3%
        4,847  Biogen Idec, Inc. (a)                                  649,546
       11,816  Celgene Corp. (a)                                      861,623
        6,055  Gilead Sciences, Inc. (a)                              314,921
                                                               --------------
                                                                    1,826,090
                                                               --------------

               BUILDING PRODUCTS -- 0.9%
       91,346  Masco Corp.                                          1,203,940
                                                               --------------

               CAPITAL MARKETS -- 1.1%
        1,445  BlackRock, Inc.                                        276,833
        4,924  Franklin Resources, Inc.                               618,011
        9,353  T. Rowe Price Group, Inc.                              590,315
                                                               --------------
                                                                    1,485,159
                                                               --------------

               CHEMICALS -- 8.6%
       17,157  Airgas, Inc.                                         1,572,267
        8,359  CF Industries Holdings, Inc.                         1,613,789
       17,315  E.I. du Pont de Nemours & Co.                          925,660
       29,536  Eastman Chemical Co.                                 1,594,058
        9,893  Ecolab, Inc.                                           630,085
       11,537  FMC Corp.                                            1,274,262
       11,483  Monsanto Co.                                           874,775
        9,562  PPG Industries, Inc.                                 1,006,305
        2,581  Praxair, Inc.                                          298,622
       14,048  Sherwin-Williams (The) Co.                           1,689,693
        8,359  Sigma-Aldrich Corp.                                    592,653
                                                               --------------
                                                                   12,072,169
                                                               --------------

               COMMUNICATIONS EQUIPMENT -- 2.5%
       11,313  F5 Networks, Inc. (a)                                1,515,150
       15,561  Motorola Mobility Holdings, Inc. (a)                   604,078
       22,443  QUALCOMM, Inc.                                       1,432,761
                                                               --------------
                                                                    3,551,989
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMPUTERS & PERIPHERALS -- 2.6%
        2,545  Apple, Inc. (a)                                 $    1,486,891
       51,091  EMC Corp. (a)                                        1,441,277
       13,641  NetApp, Inc. (a)                                       529,680
        5,964  SanDisk Corp. (a)                                      220,728
                                                               --------------
                                                                    3,678,576
                                                               --------------

               CONSTRUCTION & ENGINEERING -- 0.6%
       15,256  Fluor Corp.                                            881,034
                                                               --------------

               CONSUMER FINANCE -- 0.7%
       15,830  American Express Co.                                   953,124
                                                               --------------

               CONTAINERS & PACKAGING -- 1.1%
       35,603  Ball Corp.                                           1,486,781
                                                               --------------

               DISTRIBUTORS -- 0.7%
       14,597  Genuine Parts Co.                                      945,594
                                                               --------------

               DIVERSIFIED FINANCIAL SERVICES -- 1.0%
        2,152  IntercontinentalExchange, Inc. (a)                     286,302
       29,010  Moody's Corp.                                        1,187,960
                                                               --------------
                                                                    1,474,262
                                                               --------------

               ELECTRICAL EQUIPMENT -- 1.7%
        9,550  Cooper Industries PLC                                  597,543
        7,661  Rockwell Automation, Inc.                              592,502
       12,315  Roper Industries, Inc.                               1,254,899
                                                               --------------
                                                                    2,444,944
                                                               --------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 0.8%
       20,434  Amphenol Corp., Class A                              1,188,033
                                                               --------------

               ENERGY EQUIPMENT & SERVICES -- 1.4%
        5,598  Cameron International Corp. (a)                        286,897
       12,111  FMC Technologies, Inc. (a)                             569,217
       15,367  National Oilwell Varco, Inc.                         1,164,204
                                                               --------------
                                                                    2,020,318
                                                               --------------

               FOOD & STAPLES RETAILING -- 1.5%
       10,086  Costco Wholesale Corp.                                 889,283
       14,680  Whole Foods Market, Inc.                             1,219,467
                                                               --------------
                                                                    2,108,750
                                                               --------------

               FOOD PRODUCTS -- 2.2%
        3,635  J.M. Smucker (The) Co.                                 289,455
       16,066  Kraft Foods, Inc., Class A                             640,551
        5,433  McCormick & Co., Inc.                                  303,759
       11,104  Mead Johnson Nutrition Co.                             950,058
       42,543  Sara Lee Corp.                                         937,648
                                                               --------------
                                                                    3,121,471
                                                               --------------

               GAS UTILITIES -- 0.7%
       11,218  ONEOK, Inc.                                            963,514
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.4%
        4,947  Baxter International, Inc.                      $      274,113
       22,824  DENTSPLY International, Inc.                           937,154
        2,817  Intuitive Surgical, Inc. (a)                         1,628,789
        6,676  St. Jude Medical, Inc.                                 258,495
        4,600  Zimmer Holdings, Inc.                                  289,478
                                                               --------------
                                                                    3,388,029
                                                               --------------

               HEALTH CARE PROVIDERS & SERVICES -- 4.5%
       24,349  Aetna, Inc.                                          1,072,330
       13,545  DaVita, Inc. (a)                                     1,199,816
       22,540  Express Scripts Holding Co. (a)                      1,257,507
       13,206  Humana, Inc.                                         1,065,460
        8,855  Patterson Cos., Inc.                                   301,867
       25,903  UnitedHealth Group, Inc.                             1,454,453
                                                               --------------
                                                                    6,351,433
                                                               --------------

               HEALTH CARE TECHNOLOGY -- 0.7%
       12,026  Cerner Corp. (a)                                       975,188
                                                               --------------

               HOTELS, RESTAURANTS & LEISURE -- 4.9%
        3,651  Chipotle Mexican Grill, Inc. (a)                     1,512,061
       32,267  Marriott International, Inc., Class A                1,261,317
       27,316  Starbucks Corp.                                      1,567,392
       16,239  Starwood Hotels & Resorts Worldwide, Inc.              961,349
       21,449  Yum! Brands, Inc.                                    1,559,986
                                                               --------------
                                                                    6,862,105
                                                               --------------

               HOUSEHOLD DURABLES -- 1.2%
      172,500  PulteGroup, Inc. (a)                                 1,697,400
                                                               --------------

               INDUSTRIAL CONGLOMERATES -- 0.8%
       21,807  Danaher Corp.                                        1,182,376
                                                               --------------

               INSURANCE -- 0.2%
        6,431  Aflac, Inc.                                            289,652
                                                               --------------

               INTERNET & CATALOG RETAIL -- 1.8%
        3,014  Amazon.com, Inc. (a)                                   698,947
        2,572  Netflix, Inc. (a)                                      206,120
        2,128  priceline.com, Inc. (a)                              1,619,025
                                                               --------------
                                                                    2,524,092
                                                               --------------

               INTERNET SOFTWARE & SERVICES -- 1.6%
       16,639  Akamai Technologies, Inc. (a)                          542,431
       33,107  eBay, Inc. (a)                                       1,359,042
        7,715  VeriSign, Inc.                                         317,164
                                                               --------------
                                                                    2,218,637
                                                               --------------

               IT SERVICES -- 4.4%
       18,936  Accenture PLC, Class A                               1,229,893


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               IT SERVICES (CONTINUED)
        7,935  Cognizant Technology Solutions Corp., Class
                  A (a)                                        $      581,794
        8,801  Fiserv, Inc. (a)                                       618,622
        2,925  International Business Machines Corp.                  605,709
        2,177  MasterCard, Inc., Class A                              984,592
       17,922  Teradata Corp. (a)                                   1,250,597
        7,761  Visa, Inc., Class A                                    954,448
                                                               --------------
                                                                    6,225,655
                                                               --------------

               LEISURE EQUIPMENT & PRODUCTS -- 0.9%
       36,283  Mattel, Inc.                                         1,219,109
                                                               --------------

               LIFE SCIENCES TOOLS & SERVICES -- 1.4%
       27,439  Agilent Technologies, Inc.                           1,157,377
        6,058  Life Technologies Corp. (a)                            280,849
        6,591  Waters Corp. (a)                                       554,369
                                                               --------------
                                                                    1,992,595
                                                               --------------

               MACHINERY -- 6.4%
       14,331  Caterpillar, Inc.                                    1,472,797
       12,718  Cummins, Inc.                                        1,473,126
        7,548  Deere & Co.                                            621,653
        7,929  Flowserve Corp.                                        911,280
       21,382  Illinois Tool Works, Inc.                            1,226,899
       10,240  Pall Corp.                                             610,407
       20,030  Snap-on, Inc.                                        1,252,676
       19,836  Stanley Black & Decker, Inc.                         1,451,202
                                                               --------------
                                                                    9,020,040
                                                               --------------

               MEDIA -- 3.5%
       18,566  DIRECTV, Class A (a)                                   914,747
       24,138  Discovery Communications, Inc., Class A (a)          1,313,590
       18,083  Omnicom Group, Inc.                                    927,839
        6,074  Scripps Networks Interactive, Class A                  305,036
       14,985  Time Warner Cable, Inc.                              1,205,543
        6,232  Viacom, Inc., Class B                                  289,103
                                                               --------------
                                                                    4,955,858
                                                               --------------

               METALS & MINING -- 0.4%
        8,817  Cliffs Natural Resources, Inc.                         548,946
                                                               --------------

               MULTILINE RETAIL -- 2.5%
       12,925  Dollar Tree, Inc. (a)                                1,313,956
       14,476  Family Dollar Stores, Inc.                             977,854
       21,919  Nordstrom, Inc.                                      1,224,395
                                                               --------------
                                                                    3,516,205
                                                               --------------

               OIL, GAS & CONSUMABLE FUELS -- 2.6%
       30,997  El Paso Corp.                                          919,681


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
        8,246  EOG Resources, Inc.                             $      905,493
        3,026  Noble Energy, Inc.                                     300,542
       13,680  Pioneer Natural Resources Co.                        1,584,418
                                                               --------------
                                                                    3,710,134
                                                               --------------

               PERSONAL PRODUCTS -- 0.7%
       14,788  Estee Lauder (The) Cos., Inc., Class A                 966,396
                                                               --------------

               PHARMACEUTICALS -- 2.0%
        9,963  Abbott Laboratories                                    618,304
        3,098  Allergan, Inc.                                         297,408
       39,061  Mylan, Inc. (a)                                        848,014
        2,864  Perrigo Co.                                            300,434
        9,106  Watson Pharmaceuticals, Inc. (a)                       686,228
                                                               --------------
                                                                    2,750,388
                                                               --------------

               PROFESSIONAL SERVICES -- 1.3%
        3,492  Dun & Bradstreet (The) Corp.                           271,608
       13,796  Equifax, Inc.                                          632,133
       30,230  Robert Half International, Inc.                        900,854
                                                               --------------
                                                                    1,804,595
                                                               --------------

               REAL ESTATE INVESTMENT TRUSTS -- 1.8%
        4,692  American Tower Corp.                                   307,701
        2,091  AvalonBay Communities, Inc.                            304,031
       33,907  Prologis, Inc.                                       1,213,193
        4,192  Simon Property Group, Inc.                             652,275
                                                               --------------
                                                                    2,477,200
                                                               --------------

               ROAD & RAIL -- 0.2%
        2,753  Union Pacific Corp.                                    309,547
                                                               --------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                  2.6%
        7,527  Broadcom Corp., Class A                                275,488
       22,441  KLA-Tencor Corp.                                     1,170,298
      175,878  LSI Corp. (a)                                        1,414,059
       18,352  Novellus Systems, Inc. (a)                             857,956
                                                               --------------
                                                                    3,717,801
                                                               --------------

               SOFTWARE -- 4.3%
       17,797  Adobe Systems, Inc. (a)                                597,267
       21,645  Autodesk, Inc. (a)                                     852,164
       15,476  Citrix Systems, Inc. (a)                             1,324,901
       10,155  Intuit, Inc.                                           588,685
       25,490  Red Hat, Inc. (a)                                    1,519,459
        7,904  Salesforce.com, Inc. (a)                             1,230,890
                                                               --------------
                                                                    6,113,366
                                                               --------------

               SPECIALTY RETAIL -- 6.2%
        1,643  AutoZone, Inc. (a)                                     650,891
        9,285  Bed Bath & Beyond, Inc. (a)                            653,571
       30,344  Home Depot (The), Inc.                               1,571,516


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               SPECIALTY RETAIL (CONTINUED)
       25,445  Limited Brands, Inc.                            $    1,264,616
       10,028  O'Reilly Automotive, Inc. (a)                        1,057,553
       26,277  Ross Stores, Inc.                                    1,618,400
        4,279  Tiffany & Co.                                          292,940
       38,443  TJX (The) Cos., Inc.                                 1,603,458
                                                               --------------
                                                                    8,712,945
                                                               --------------

               TEXTILES, APPAREL & LUXURY GOODS -- 3.7%
       19,753  Coach, Inc.                                          1,445,130
        8,447  NIKE, Inc., Class B                                    944,966
        8,757  Ralph Lauren Corp.                                   1,508,568
        8,366  VF Corp.                                             1,272,050
                                                               --------------
                                                                    5,170,714
                                                               --------------

               TOBACCO -- 0.9%
        2,286  Lorillard, Inc.                                        309,273
       10,337  Philip Morris International, Inc.                      925,265
                                                               --------------
                                                                    1,234,538
                                                               --------------

               TRADING COMPANIES & DISTRIBUTORS -- 2.0%
       28,217  Fastenal Co.                                         1,321,120
        7,106  W.W. Grainger, Inc.                                  1,476,769
                                                               --------------
                                                                    2,797,889
                                                               --------------

               WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
       11,448  Crown Castle International Corp. (a)                   648,071
                                                               --------------
               TOTAL COMMON STOCKS -- 100.0%                      140,833,336
               (Cost $124,736,857)

               MONEY MARKET FUND -- 0.0%
       25,659  Morgan Stanley Institutional Treasury Money
                  Market Fund - 0.03% (b)                              25,659
               (Cost $25,659)                                  --------------

               TOTAL INVESTMENTS -- 100.0%                        140,858,995
                (Cost $124,762,516) (c)
               NET OTHER ASSETS AND
                   LIABILITIES -- 0.0%                                (52,836)
                                                               --------------
               NET ASSETS -- 100.0%                            $  140,806,159
                                                               ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,871,776 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $775,297.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                       LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*                   $140,833,336        $ --                $ --
Money Market Fund                      25,659          --                  --
                            ----------------------------------------------------
Total Investments                $140,858,995        $ --                $ --
                            ====================================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.6%
        3,469  AAR Corp.                                       $       53,596
        2,916  Alliant Techsystems, Inc.                              155,423
        1,944  Ceradyne, Inc.                                          49,222
        1,368  Curtiss-Wright Corp.                                    48,277
        9,339  Exelis, Inc.                                           107,678
        2,112  General Dynamics Corp.                                 142,560
        2,802  L-3 Communications Holdings, Inc.                      206,059
        1,181  Moog, Inc., Class A (a)                                 49,921
        3,246  Northrop Grumman Corp.                                 205,407
        4,814  Orbital Sciences Corp. (a)                              60,464
          224  Precision Castparts Corp.                               39,507
        2,937  Raytheon Co.                                           159,009
          673  Rockwell Collins, Inc.                                  37,614
                                                               --------------
                                                                    1,314,737
                                                               --------------

               AIR FREIGHT & LOGISTICS -- 0.4%
        1,686  FedEx Corp.                                            148,773
        1,696  UTi Worldwide, Inc.                                     28,272
                                                               --------------
                                                                      177,045
                                                               --------------

               AIRLINES -- 0.6%
       29,887  JetBlue Airways Corp. (a)                              141,963
        5,729  SkyWest, Inc.                                           51,504
       14,109  Southwest Airlines Co.                                 116,823
                                                               --------------
                                                                      310,290
                                                               --------------

               AUTO COMPONENTS -- 0.5%
          927  Drew Industries, Inc. (a)                               27,606
        3,579  Johnson Controls, Inc.                                 114,421
        2,350  Spartan Motors, Inc.                                    10,222
        3,569  Standard Motor Products, Inc.                           53,785
        3,240  Superior Industries International, Inc.                 55,436
                                                               --------------
                                                                      261,470
                                                               --------------

               AUTOMOBILES -- 0.5%
       15,874  Ford Motor Co.                                         179,059
        2,779  Thor Industries, Inc.                                   94,013
                                                               --------------
                                                                      273,072
                                                               --------------

               BEVERAGES -- 1.0%
        4,065  Coca-Cola Enterprises, Inc.                            122,438
        8,405  Constellation Brands, Inc., Class A (a)                181,548
          964  Dr Pepper Snapple Group, Inc.                           39,119
        3,426  Molson Coors Brewing Co., Class B                      142,453
                                                               --------------
                                                                      485,558
                                                               --------------

               BIOTECHNOLOGY -- 0.0%
        1,583  Emergent Biosolutions, Inc. (a)                         22,257
                                                               --------------

               BUILDING PRODUCTS -- 0.2%
          960  Apogee Enterprises, Inc.                                14,746
        1,671  Gibraltar Industries, Inc. (a)                          22,592
        2,367  Griffon Corp.                                           23,457
          705  Quanex Building Products Corp.                          12,993


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               BUILDING PRODUCTS (CONTINUED)
          385  Simpson Manufacturing Co., Inc.                 $       11,947
          361  Universal Forest Products, Inc.                         13,501
                                                               --------------
                                                                       99,236
                                                               --------------

               CAPITAL MARKETS -- 1.7%
          678  Ameriprise Financial, Inc.                              36,754
        3,212  Bank of New York Mellon (The) Corp.                     75,964
        1,932  Calamos Asset Management, Inc., Class A                 24,961
        3,539  E*TRADE Financial Corp. (a)                             37,620
        1,023  Eaton Vance Corp.                                       26,905
        1,729  Federated Investors, Inc., Class B                      38,176
          623  Goldman Sachs Group (The), Inc.                         71,738
        1,453  Invesco Ltd.                                            36,093
       13,122  Janus Capital Group, Inc.                               99,465
        3,103  Jefferies Group, Inc.                                   49,431
        2,775  Legg Mason, Inc.                                        72,344
        3,946  Morgan Stanley                                          68,187
        5,766  Prospect Capital Corp.                                  62,965
        1,413  SEI Investments Co.                                     28,529
          852  State Street Corp.                                      39,379
          738  Virtus Investment Partners, Inc. (a)                    62,287
                                                               --------------
                                                                      830,798
                                                               --------------

               CHEMICALS -- 2.4%
        1,406  A. Schulman, Inc.                                       34,602
          844  Air Products and Chemicals, Inc.                        72,153
          479  Ashland, Inc.                                           31,552
          685  Cabot Corp.                                             29,544
        1,622  Calgon Carbon Corp. (a)                                 22,448
        1,442  Cytec Industries, Inc.                                  91,668
        2,237  Dow Chemical (The) Co.                                  75,789
        2,383  Kraton Performance Polymers, Inc. (a)                   61,958
        1,787  Minerals Technologies, Inc.                            119,908
        3,586  Mosaic (The) Co.                                       189,412
        6,720  Olin Corp.                                             140,851
        2,301  OM Group, Inc. (a)                                      55,500
        4,396  PolyOne Corp.                                           60,929
        1,284  Quaker Chemical Corp.                                   55,726
        2,308  Sensient Technologies Corp.                             85,742
        1,939  Tredegar Corp.                                          33,642
        1,759  Zep, Inc.                                               25,066
                                                               --------------
                                                                    1,186,490
                                                               --------------

               COMMERCIAL BANKS -- 3.3%
        4,188  Associated Banc-Corp.                                   55,826
        1,651  Cathay General Bancorp                                  28,430
          358  City Holding Co.                                        11,939
          546  Columbia Banking System, Inc.                           11,188
          721  Commerce Bancshares, Inc.                               28,912
          880  Community Bank System, Inc.                             24,746


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               COMMERCIAL BANKS (CONTINUED)
        1,266  East West Bancorp, Inc.                         $       28,827
        1,029  F.N.B. Corp.                                            11,679
        5,516  Fifth Third Bancorp                                     78,493
        2,825  First BanCorp (a)                                       12,035
        2,031  First Commonwealth Financial Corp.                      13,059
          719  First Financial Bancorp                                 12,086
        1,038  First Midwest Bancorp, Inc.                             11,055
        2,971  First Niagara Financial Group, Inc.                     26,561
        1,734  FirstMerit Corp.                                        29,131
        5,568  Fulton Financial Corp.                                  58,408
        3,753  Hanmi Financial Corp. (a)                               39,144
          467  Home BancShares, Inc.                                   13,608
       18,024  Huntington Bancshares, Inc.                            120,581
          881  Independent Bank Corp.                                  24,730
        4,146  International BancShares Corp.                          81,801
       18,236  KeyCorp                                                146,617
          446  M&T Bank Corp.                                          38,476
        2,861  National Penn Bancshares, Inc.                          26,378
        1,147  NBT Bancorp, Inc.                                       23,571
          946  Old National Bancorp                                    12,128
        1,380  Pinnacle Financial Partners, Inc. (a)                   25,254
        1,803  PNC Financial Services Group, Inc.                     119,575
          819  PrivateBancorp, Inc.                                    12,883
          638  Prosperity Bancshares, Inc.                             29,763
        1,167  S&T Bancorp, Inc.                                       21,846
          481  Simmons First National Corp., Class A                   11,708
        1,296  Sterling Bancorp                                        12,325
        1,258  Susquehanna Bancshares, Inc.                            13,045
        4,917  TCF Financial Corp.                                     56,398
          632  Tompkins Financial Corp.                                23,921
        1,170  Trustmark Corp.                                         29,776
          917  Umpqua Holdings Corp.                                   12,141
        3,868  Webster Financial Corp.                                 87,920
        1,135  Wells Fargo & Co.                                       37,943
          708  Wintrust Financial Corp.                                25,580
        7,223  Zions Bancorporation                                   147,277
                                                               --------------
                                                                    1,636,764
                                                               --------------

               COMMERCIAL SERVICES & SUPPLIES -- 2.2%
        1,042  ABM Industries, Inc.                                    24,258
        1,286  Avery Dennison Corp.                                    41,126
        2,449  Brink's (The) Co.                                       62,205
          991  Cintas Corp.                                            38,817
        1,119  Consolidated Graphics, Inc. (a)                         44,749
        3,211  Corrections Corp. of America (a)                        92,766
        4,992  Deluxe Corp.                                           118,860
        2,807  Encore Capital Group, Inc. (a)                          66,526
        1,481  G&K Services, Inc., Class A                             48,666
        2,664  Geo Group (The), Inc. (a)                               55,171
        1,273  Herman Miller, Inc.                                     24,862
          891  Interface, Inc., Class A                                12,617


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
        1,199  Mobile Mini, Inc. (a)                           $       22,613
        3,128  R.R. Donnelley & Sons Co.                               39,131
        3,804  Republic Services, Inc.                                104,115
        4,007  Sykes Enterprises, Inc. (a)                             63,511
          823  UniFirst Corp.                                          50,005
        1,224  United Stationers, Inc.                                 34,713
        1,955  Viad Corp.                                              35,346
          899  Waste Connections, Inc.                                 28,975
        2,217  Waste Management, Inc.                                  75,821
                                                               --------------
                                                                    1,084,853
                                                               --------------

               COMMUNICATIONS EQUIPMENT -- 1.0%
        1,433  Bel Fuse, Inc., Class B                                 25,493
        3,664  Cisco Systems, Inc.                                     73,830
        1,555  Comtech Telecommunications Corp.                        48,081
        2,304  Digi International, Inc. (a)                            21,381
        4,629  Harmonic, Inc. (a)                                      21,849
        3,438  Harris Corp.                                           156,566
        3,702  Oplink Communications, Inc. (a)                         58,640
        1,869  PC-Tel, Inc.                                            12,765
        1,452  Plantronics, Inc.                                       55,641
        1,533  Polycom, Inc. (a)                                       20,343
        2,154  Symmetricom, Inc. (a)                                   11,976
                                                               --------------
                                                                      506,565
                                                               --------------

               COMPUTERS & PERIPHERALS -- 1.6%
        7,003  Dell, Inc. (a)                                         114,639
          759  Diebold, Inc.                                           29,943
        8,320  Hewlett-Packard Co.                                    206,003
        5,965  Lexmark International, Inc., Class A                   179,546
        4,937  QLogic Corp. (a)                                        85,163
          712  Super Micro Computer, Inc. (a)                          12,567
        4,790  Western Digital Corp. (a)                              185,900
                                                               --------------
                                                                      813,761
                                                               --------------

               CONSTRUCTION & ENGINEERING -- 1.0%
        6,533  AECOM Technology Corp. (a)                             144,183
        2,130  Aegion Corp. (a)                                        38,873
        1,626  Dycom Industries, Inc. (a)                              38,032
          914  EMCOR Group, Inc.                                       26,798
        3,051  Granite Construction, Inc.                              84,940
        1,747  Jacobs Engineering Group, Inc. (a)                      76,571
        3,289  KBR, Inc.                                              111,366

                                                               --------------
                                                                      520,763
                                                               --------------

               CONSUMER FINANCE -- 0.4%
        2,086  Capital One Financial Corp.                            115,731
        2,325  Discover Financial Services                             78,818
                                                               --------------
                                                                      194,549
                                                               --------------

               CONTAINERS & PACKAGING -- 0.7%
        2,400  Bemis Co., Inc.                                         77,736
        1,045  Greif, Inc., Class A                                    56,054


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               CONTAINERS & PACKAGING (CONTINUED)
        2,575  Myers Industries, Inc.                          $       42,565
        1,976  Packaging Corp. of America                              57,680
        2,007  Sealed Air Corp.                                        38,494
        2,641  Sonoco Products Co.                                     87,496
                                                               --------------
                                                                      360,025
                                                               --------------

               DISTRIBUTORS -- 0.1%
        4,669  Voxx International Corp. (a)                            59,250
                                                               --------------

               DIVERSIFIED CONSUMER SERVICES -- 0.8%
        6,284  Career Education Corp. (a)                              44,805
       15,292  Corinthian Colleges, Inc. (a)                           58,721
        2,353  H&R Block, Inc.                                         34,589
        1,655  Hillenbrand, Inc.                                       34,656
        8,003  Lincoln Educational Services Corp.                      58,742
        2,771  Matthews International Corp., Class A                   83,130
        5,192  Service Corp. International                             60,123
        3,840  Universal Technical Institute, Inc.                     46,080
                                                               --------------
                                                                      420,846
                                                               --------------

               DIVERSIFIED FINANCIAL SERVICES -- 1.3%
        1,028  CBOE Holdings, Inc.                                     27,180
        3,181  Citigroup, Inc.                                        105,100
          536  CME Group, Inc.                                        142,480
        1,490  Interactive Brokers Group, Inc., Class A                22,603
        2,528  JPMorgan Chase & Co.                                   108,653
        4,489  NASDAQ OMX Group (The), Inc. (a)                       110,295
        5,165  NYSE Euronext                                          132,999
                                                               --------------
                                                                      649,310
                                                               --------------

               DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
        1,241  AT&T, Inc.                                              40,841
        4,748  Cbeyond, Inc. (a)                                       30,530
        4,011  CenturyLink, Inc.                                      154,664
       37,172  Frontier Communications Corp.                          150,175
        1,426  General Communication, Inc., Class A (a)                10,838
        5,193  Neutral Tandem, Inc. (a)                                60,343
        1,014  Verizon Communications, Inc.                            40,945
                                                               --------------
                                                                      488,336
                                                               --------------

               ELECTRIC UTILITIES -- 4.9%
          916  ALLETE, Inc.                                            37,748
        4,018  American Electric Power Co., Inc.                      156,059
        2,949  Cleco Corp.                                            120,319
        5,533  Duke Energy Corp.                                      118,572
        1,823  Edison International                                    80,230
        1,559  El Paso Electric Co.                                    47,768
        2,307  Entergy Corp.                                          151,247


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               ELECTRIC UTILITIES (CONTINUED)
        3,953  Exelon Corp.                                    $      154,207
        1,700  FirstEnergy Corp.                                       79,594
        5,768  Great Plains Energy, Inc.                              117,783
        2,306  Hawaiian Electric Industries, Inc.                      61,201
        2,843  IDACORP, Inc.                                          115,824
        1,903  NextEra Energy, Inc.                                   122,458
        2,088  Northeast Utilities                                     76,776
        5,440  NV Energy, Inc.                                         90,576
        1,093  OGE Energy Corp.                                        58,978
        8,206  Pepco Holdings, Inc.                                   155,258
        3,236  Pinnacle West Capital Corp.                            156,461
        7,986  PNM Resources, Inc.                                    149,817
        5,485  PPL Corp.                                              150,015
          862  Southern (The) Co.                                      39,600
        1,093  UIL Holdings Corp.                                      37,566
        1,385  UniSource Energy Corp.                                  50,414
        4,186  Westar Energy, Inc.                                    120,096
                                                               --------------
                                                                    2,448,567
                                                               --------------

               ELECTRICAL EQUIPMENT -- 0.5%
          743  Emerson Electric Co.                                    39,037
        1,704  Encore Wire Corp.                                       43,435
        1,462  EnerSys (a)                                             51,097
        4,021  General Cable Corp. (a)                                118,378
        1,554  Vicor Corp.                                             10,832
                                                               --------------
                                                                      262,779
                                                               --------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   -- 3.9%
          349  Anixter International, Inc. (a)                         23,935
        3,482  Arrow Electronics, Inc. (a)                            146,418
        4,016  Avnet, Inc. (a)                                        144,897
          366  Badger Meter, Inc.                                      13,520
        3,071  Benchmark Electronics, Inc. (a)                         48,768
        4,719  Brightpoint, Inc. (a)                                   28,880
       14,081  Corning, Inc.                                          202,062
        4,814  CTS Corp.                                               51,654
        1,398  Daktronics, Inc.                                        11,380
        2,531  Electro Scientific Industries, Inc.                     36,092
        3,062  FLIR Systems, Inc.                                      68,773
        6,300  Ingram Micro, Inc., Class A (a)                        122,598
        2,309  Insight Enterprises, Inc. (a)                           46,896
        3,085  Jabil Circuit, Inc.                                     72,343
        3,822  Mercury Computer Systems, Inc. (a)                      50,450
        2,729  Methode Electronics, Inc.                               23,060
        5,512  Molex, Inc.                                            152,076
        3,573  Newport Corp. (a)                                       60,991
          838  Park Electrochemical Corp.                              24,176
        1,086  Plexus Corp. (a)                                        35,154
        1,921  Rofin-Sinar Technologies, Inc. (a)                      48,409
          653  Rogers Corp. (a)                                        25,003
        1,018  ScanSource, Inc. (a)                                    33,553


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   (CONTINUED)
        1,660  SYNNEX Corp. (a)                                $       63,230
        3,163  TE Connectivity Ltd.                                   115,323
        2,155  Tech Data Corp. (a)                                    115,918
        4,408  TTM Technologies, Inc. (a)                              45,535
       12,019  Vishay Intertechnology, Inc. (a)                       134,853
                                                               --------------
                                                                    1,945,947
                                                               --------------

               ENERGY EQUIPMENT & SERVICES -- 3.4%
        3,256  Atwood Oceanics, Inc. (a)                              144,338
        4,727  Baker Hughes, Inc.                                     208,508
        2,189  Basic Energy Services, Inc. (a)                         31,522
        1,061  Bristow Group, Inc.                                     51,830
        5,974  Halliburton Co.                                        204,430
        8,211  Helix Energy Solutions Group, Inc. (a)                 167,587
        3,926  ION Geophysical Corp. (a)                               24,459
        2,711  Matrix Service Co. (a)                                  37,005
       11,336  Nabors Industries Ltd. (a)                             188,744
        3,103  Noble Corp.                                            118,100
        8,453  Patterson-UTI Energy, Inc.                             136,685
        5,755  Pioneer Drilling Co. (a)                                45,349
        1,177  Rowan Cos., Inc. (a)                                    40,642
        4,435  Superior Energy Services, Inc. (a)                     119,390
        4,032  TETRA Technologies, Inc. (a)                            35,119
          541  Tidewater, Inc.                                         29,771
        3,418  Unit Corp. (a)                                         144,411
                                                               --------------
                                                                    1,727,890
                                                               --------------

               FOOD & STAPLES RETAILING -- 1.9%
        1,040  Andersons (The), Inc.                                   52,416
        1,730  CVS Caremark Corp.                                      77,192
        1,458  Harris Teeter Supermarkets, Inc.                        55,360
        1,599  Kroger (The) Co.                                        37,209
        2,228  Nash Finch Co.                                          55,923
        7,670  Safeway, Inc.                                          155,931
        3,494  Spartan Stores, Inc.                                    63,696
       13,573  SUPERVALU, Inc.                                         80,624
        1,298  Sysco Corp.                                             37,512
        5,920  Walgreen Co.                                           207,555
        1,900  Wal-Mart Stores, Inc.                                  111,929
                                                               --------------
                                                                      935,347
                                                               --------------

               FOOD PRODUCTS -- 1.4%
        3,672  Archer-Daniels-Midland Co.                             113,208
        1,324  Cal-Maine Foods, Inc.                                   47,704
        1,145  Campbell Soup Co.                                       38,735
        1,476  ConAgra Foods, Inc.                                     38,110
        2,774  Diamond Foods, Inc.                                     57,976
        1,313  Hormel Foods Corp.                                      38,156
        1,923  Seneca Foods Corp., Class A (a)                         44,787
        6,634  Smithfield Foods, Inc. (a)                             139,049


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               FOOD PRODUCTS (CONTINUED)
       10,353  Tyson Foods, Inc., Class A                      $      188,942
                                                               --------------
                                                                      706,667
                                                               --------------

               GAS UTILITIES -- 1.1%
        3,716  Atmos Energy Corp.                                     121,067
          973  Laclede Group (The), Inc.                               38,317
        1,822  National Fuel Gas Co.                                   86,217
          568  New Jersey Resources Corp.                              24,560
          558  Northwest Natural Gas Co.                               25,501
          400  Piedmont Natural Gas Co., Inc.                          12,192
        1,518  Questar Corp.                                           29,980
          889  Southwest Gas Corp.                                     37,356
        3,218  UGI Corp.                                               93,901
        1,436  WGL Holdings, Inc.                                      57,598
                                                               --------------
                                                                      526,689
                                                               --------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
       25,921  Boston Scientific Corp. (a)                            162,265
        4,483  CareFusion Corp. (a)                                   116,155
        2,126  Covidien PLC                                           117,419
        9,610  CryoLife, Inc. (a)                                      50,837
        2,582  Greatbatch, Inc. (a)                                    60,135
        3,500  Hill-Rom Holdings, Inc.                                113,575
          358  Integra LifeSciences Holdings (a)                       13,328
          750  Invacare Corp.                                          11,887
        3,955  Medtronic, Inc.                                        151,081
        3,058  Merit Medical Systems, Inc. (a)                         40,427
        2,711  Palomar Medical Technologies, Inc. (a)                  23,586
        2,773  STERIS Corp.                                            87,100
        5,373  Symmetry Medical, Inc. (a)                              38,202
          478  Teleflex, Inc.                                          29,956
          595  West Pharmaceutical Services, Inc.                      26,716
                                                               --------------
                                                                    1,042,669
                                                               --------------

               HEALTH CARE PROVIDERS & SERVICES -- 3.1%
        2,434  Almost Family, Inc. (a)                                 59,341
        2,051  AMN Healthcare Services, Inc. (a)                       13,762
        1,358  AmSurg Corp. (a)                                        39,056
        1,574  Cigna Corp.                                             72,766
        6,571  Community Health Systems, Inc. (a)                     159,938
        5,574  Coventry Health Care, Inc.                             167,164
        7,582  Cross Country Healthcare, Inc. (a)                      34,953
        1,738  Hanger Orthopedic Group, Inc. (a)                       40,930
       13,049  Health Management Associates, Inc. (a)                  93,953
        5,862  Kindred Healthcare, Inc. (a)                            56,510
        3,706  LifePoint Hospitals, Inc. (a)                          144,608
        4,518  Lincare Holdings, Inc.                                 110,239
          961  Owens & Minor, Inc.                                     28,100
        5,093  PharMerica Corp. (a)                                    60,454
          491  PSS World Medical, Inc. (a)                             11,750


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
       14,596  Tenet Healthcare Corp. (a)                      $       75,753
        2,790  Universal Health Services, Inc., Class B               119,161
        1,259  VCA Antech, Inc. (a)                                    29,788
        1,220  WellCare Health Plans, Inc. (a)                         74,639
        2,100  WellPoint, Inc.                                        142,422
                                                               --------------
                                                                    1,535,287
                                                               --------------

               HOTELS, RESTAURANTS & LEISURE -- 2.4%
        3,875  Bob Evans Farms, Inc.                                  148,180
        8,075  Boyd Gaming Corp. (a)                                   62,097
        2,122  Brinker International, Inc.                             66,779
        4,832  Carnival Corp.                                         156,992
        2,984  Cheesecake Factory (The), Inc. (a)                      93,996
        1,515  Darden Restaurants, Inc.                                75,871
        2,308  International Game Technology                           35,959
        4,213  International Speedway Corp., Class A                  112,445
          519  Jack in the Box, Inc. (a)                               11,792
        4,036  Marcus (The) Corp.                                      50,490
        4,917  Monarch Casino & Resort, Inc. (a)                       47,596
        4,400  Pinnacle Entertainment, Inc. (a)                        48,840
        1,021  Red Robin Gourmet Burgers, Inc. (a)                     36,409
        6,934  Ruby Tuesday, Inc. (a)                                  47,151
        5,005  Ruth's Hospitality Group, Inc. (a)                      34,635
        2,283  Texas Roadhouse, Inc.                                   39,382
        5,834  Wendy's (The) Co.                                       28,412
        3,695  WMS Industries, Inc. (a)                                90,564
                                                               --------------
                                                                    1,187,590
                                                               --------------

               HOUSEHOLD DURABLES -- 1.2%
        9,527  American Greetings Corp., Class A                      152,432
          828  Harman International Industries, Inc.                   41,052
        1,861  Helen of Troy Ltd. (a)                                  64,391
        4,232  La-Z-Boy, Inc. (a)                                      63,776
        1,318  Mohawk Industries, Inc. (a)                             88,332
        3,169  Universal Electronics, Inc. (a)                         53,620
        2,017  Whirlpool Corp.                                        129,128
                                                               --------------
                                                                      592,731
                                                               --------------

               HOUSEHOLD PRODUCTS -- 0.2%
        5,259  Central Garden & Pet Co., Class A (a)                   56,219
          394  Energizer Holdings, Inc. (a)                            28,104
                                                               --------------
                                                                       84,323
                                                               --------------

               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS --
                   0.6%
        8,895  AES (The) Corp. (a)                                    111,365
        9,892  NRG Energy, Inc. (a)                                   168,164
                                                               --------------
                                                                      279,529
                                                               --------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               INDUSTRIAL CONGLOMERATES -- 0.5%
          869  3M Co.                                          $       77,654
        1,931  General Electric Co.                                    37,809
          922  Standex International Corp.                             40,623
        2,069  Tyco International Ltd.                                116,133
                                                               --------------
                                                                      272,219
                                                               --------------

               INSURANCE -- 4.9%
           89  Alleghany Corp. (a)                                     30,518
        3,031  American Financial Group, Inc.                         117,967
        6,431  American International Group, Inc. (a)                 218,847
          502  AMERISAFE, Inc. (a)                                     13,413
          790  Aon PLC                                                 40,922
        3,827  Assurant, Inc.                                         154,381
          478  Berkshire Hathaway, Inc., Class B (a)                   38,455
        1,229  Brown & Brown, Inc.                                     33,146
        1,121  Chubb (The) Corp.                                       81,911
          278  Delphi Financial Group, Inc., Class A                   12,627
        2,145  Employers Holdings, Inc.                                37,151
        4,864  Fidelity National Financial, Inc., Class A              93,729
        3,515  First American Financial Corp.                          58,876
        5,515  Hartford Financial Services Group (The), Inc.          113,333
        2,813  HCC Insurance Holdings, Inc.                            89,904
        2,874  Horace Mann Educators Corp.                             50,439
          972  Loews Corp.                                             39,978
        5,428  Meadowbrook Insurance Group, Inc.                       47,929
        2,005  Mercury General Corp.                                   90,606
        4,150  MetLife, Inc.                                          149,525
        3,345  National Financial Partners Corp. (a)                   49,339
          263  Navigators Group (The), Inc. (a)                        12,493
        4,431  Presidential Life Corp.                                 51,311
        1,313  Principal Financial Group, Inc.                         36,331
        3,947  Protective Life Corp.                                  115,489
        1,834  Prudential Financial, Inc.                             111,030
        1,966  Reinsurance Group of America, Inc.                     114,303
          299  Safety Insurance Group, Inc.                            11,915
          706  Selective Insurance Group, Inc.                         12,348
        2,856  StanCorp Financial Group, Inc.                         109,613
        1,782  Stewart Information Services Corp.                      26,231
        2,332  Torchmark Corp.                                        113,592
        2,258  Tower Group, Inc.                                       48,728
        1,309  Travelers (The) Cos., Inc.                              84,195
        1,618  W. R. Berkley Corp.                                     60,934
                                                               --------------
                                                                    2,471,509
                                                               --------------

               INTERNET & CATALOG RETAIL -- 0.3%
        2,318  Expedia, Inc.                                           98,817
        1,107  Nutrisystem, Inc.                                       12,819
        2,045  PetMed Express, Inc.                                    27,546
                                                               --------------
                                                                      139,182
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               INTERNET SOFTWARE & SERVICES -- 1.0%
        6,163  AOL, Inc. (a)                                   $      154,322
        1,353  Digital River, Inc. (a)                                 25,450
       11,992  Monster Worldwide, Inc. (a)                            103,491
        1,035  Perficient, Inc. (a)                                    12,430
       12,946  United Online, Inc.                                     61,364
       10,184  Yahoo!, Inc. (a)                                       158,259
                                                               --------------
                                                                      515,316
                                                               --------------

               IT SERVICES -- 1.7%
        1,222  Broadridge Financial Solutions, Inc.                    28,363
          965  Cardtronics, Inc. (a)                                   25,437
       10,948  Convergys Corp. (a)                                    146,375
        3,582  CoreLogic, Inc. (a)                                     59,819
        3,345  CSG Systems International, Inc. (a)                     48,168
        1,078  DST Systems, Inc.                                       60,346
        2,340  Fidelity National Information Services, Inc.            78,788
        4,241  ManTech International Corp., Class A                   133,252
        9,907  NCI, Inc., Class A (a)                                  49,139
        3,932  TeleTech Holdings, Inc. (a)                             59,570
        3,359  Total System Services, Inc.                             79,004
        4,404  Western Union Co.                                       80,945
                                                               --------------
                                                                      849,206
                                                               --------------

               LEISURE EQUIPMENT & PRODUCTS -- 0.3%
          290  Arctic Cat, Inc. (a)                                    12,830
        3,166  Hasbro, Inc.                                           116,319
        1,451  JAKKS Pacific, Inc.                                     27,670
                                                               --------------
                                                                      156,819
                                                               --------------

               LIFE SCIENCES TOOLS & SERVICES -- 0.3%
        5,434  Cambrex Corp. (a)                                       35,212
        1,620  Charles River Laboratories International, Inc.
                   (a)                                                 57,559
        1,375  Thermo Fisher Scientific, Inc.                          76,519
                                                               --------------
                                                                      169,290
                                                               --------------

               MACHINERY -- 3.1%
        1,310  Actuant Corp., Class A                                  35,724
        3,096  AGCO Corp. (a)                                         144,181
        1,103  Albany International Corp., Class A                     26,582
          694  Astec Industries, Inc. (a)                              21,715
        1,444  Barnes Group, Inc.                                      38,122
        2,118  Briggs & Stratton Corp.                                 38,336
        1,263  Cascade Corp.                                           59,449
        1,142  CIRCOR International, Inc.                              35,539
          595  CLARCOR, Inc.                                           28,572
        1,847  Dover Corp.                                            115,733
        2,333  Eaton Corp.                                            112,404
          616  EnPro Industries, Inc. (a)                              25,508
          689  ESCO Technologies, Inc.                                 23,702


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               MACHINERY (CONTINUED)
        2,492  Harsco Corp.                                    $       55,572
          767  John Bean Technologies Corp.                            12,264
        1,985  Kaydon Corp.                                            48,692
        2,626  Kennametal, Inc.                                       110,896
        3,728  Lydall, Inc. (a)                                        39,330
          557  Mueller Industries, Inc.                                25,460
        6,308  Oshkosh Corp. (a)                                      144,012
          827  PACCAR, Inc.                                            35,528
        1,833  Parker Hannifin Corp.                                  160,736
        2,304  Timken (The) Co.                                       130,199
        2,661  Trinity Industries, Inc.                                78,766
                                                               --------------
                                                                    1,547,022
                                                               --------------

               MARINE -- 0.1%
          603  Alexander & Baldwin, Inc.                               30,849
                                                               --------------

               MEDIA -- 2.7%
        1,143  CBS Corp., Class B                                      38,119
        3,874  Comcast Corp., Class A                                 117,498
        6,201  Digital Generation, Inc. (a)                            57,545
        3,169  DreamWorks Animation SKG, Inc., Class A (a)             57,074
       12,933  Gannett Co., Inc.                                      178,734
        5,596  Harte-Hanks, Inc.                                       47,006
        6,793  Interpublic Group of Cos. (The), Inc.                   80,225
        1,228  John Wiley & Sons, Inc., Class A                        55,493
        2,694  Live Nation Entertainment, Inc. (a)                     24,408
        3,602  Meredith Corp.                                         103,846
        3,936  News Corp., Class A                                     77,146
        2,486  Scholastic Corp.                                        75,947
        3,080  Time Warner, Inc.                                      115,377
        5,083  Valassis Communications, Inc. (a)                      101,660
        1,770  Walt Disney (The) Co.                                   76,305
          415  Washington Post (The) Co., Class B                     156,941
                                                               --------------
                                                                    1,363,324
                                                               --------------

               METALS & MINING -- 2.4%
          983  A.M. Castle & Co. (a)                                   13,162
       15,470  Alcoa, Inc.                                            150,523
          941  Allegheny Technologies, Inc.                            40,406
        1,288  AMCOL International Corp.                               42,452
        4,278  Century Aluminum Co. (a)                                39,358
        5,212  Freeport-McMoRan Copper & Gold, Inc.                   199,620
          263  Kaiser Aluminum Corp.                                   13,826
        2,204  Materion Corp. (a)                                      54,461
        1,805  Nucor Corp.                                             70,774
        2,638  Olympic Steel, Inc.                                     55,741
        2,588  Reliance Steel & Aluminum Co.                          144,643
          539  RTI International Metals, Inc. (a)                      13,232
       10,052  Steel Dynamics, Inc.                                   128,364
        1,782  SunCoke Energy, Inc. (a)                                27,122
        2,858  Titanium Metals Corp.                                   42,213
        2,639  United States Steel Corp.                               74,763


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               METALS & MINING (CONTINUED)
        6,096  Worthington Industries, Inc.                    $      108,753
                                                               --------------
                                                                    1,219,413
                                                               --------------

               MULTILINE RETAIL -- 1.5%
        2,702  Big Lots, Inc. (a)                                      99,001
        3,467  Fred's, Inc., Class A                                   49,648
        3,963  Kohl's Corp.                                           198,665
        2,926  Macy's, Inc.                                           120,025
        7,553  Saks, Inc. (a)                                          82,781
        1,995  Target Corp.                                           115,590
       16,486  Tuesday Morning Corp. (a)                               66,603
                                                               --------------
                                                                      732,313
                                                               --------------

               MULTI-UTILITIES -- 4.3%
        2,024  Alliant Energy Corp.                                    91,566
        4,758  Ameren Corp.                                           156,015
        1,980  Avista Corp.                                            52,351
        2,615  Black Hills Corp.                                       86,321
        7,860  CenterPoint Energy, Inc.                               158,851
        5,284  CMS Energy Corp.                                       121,479
        1,327  Consolidated Edison, Inc.                               78,890
        2,817  DTE Energy Co.                                         158,822
        1,463  Integrys Energy Group, Inc.                             79,938
        3,916  MDU Resources Group, Inc.                               89,833
        3,183  NiSource, Inc.                                          78,461
        1,428  NorthWestern Corp.                                      50,723
        2,678  PG&E Corp.                                             118,314
        5,064  Public Service Enterprise Group, Inc.                  157,744
        2,549  SCANA Corp.                                            117,560
        2,585  Sempra Energy                                          167,353
        8,832  TECO Energy, Inc.                                      159,153
        3,018  Vectren Corp.                                           88,880
        1,102  Wisconsin Energy Corp.                                  40,598
        4,392  Xcel Energy, Inc.                                      118,847
                                                               --------------
                                                                    2,171,699
                                                               --------------

               OFFICE ELECTRONICS -- 0.4%
       24,538  Xerox Corp.                                            190,906
                                                               --------------

               OIL, GAS & CONSUMABLE FUELS -- 9.5%
        1,974  Apache Corp.                                           189,386
       13,646  Arch Coal, Inc.                                        133,185
        8,557  Chesapeake Energy Corp.                                157,791
        1,849  Chevron Corp.                                          197,029
        3,974  Cloud Peak Energy, Inc. (a)                             61,160
        3,199  Comstock Resources, Inc. (a)                            56,206
        2,608  ConocoPhillips                                         186,811
        4,546  CONSOL Energy, Inc.                                    151,109
       10,876  Denbury Resources, Inc. (a)                            207,079
        2,788  Devon Energy Corp.                                     194,742
        2,974  Energen Corp.                                          155,778
        2,411  EQT Corp.                                              120,116
        2,286  Exxon Mobil Corp.                                      197,373


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
       12,059  Forest Oil Corp. (a)                            $      160,626
        1,739  Gulfport Energy Corp. (a)                               45,579
        3,363  Hess Corp.                                             175,347
        4,546  HollyFrontier Corp.                                    140,108
        6,254  Marathon Oil Corp.                                     183,492
        4,573  Marathon Petroleum Corp.                               190,283
        3,523  Murphy Oil Corp.                                       193,659
        5,717  Newfield Exploration Co. (a)                           205,240
        2,082  Occidental Petroleum Corp.                             189,920
       18,737  Patriot Coal Corp. (a)                                 109,237
       11,131  Penn Virginia Corp.                                     56,991
        1,024  Petroleum Development Corp. (a)                         35,215
        6,186  PetroQuest Energy, Inc. (a)                             37,363
        5,082  QEP Resources, Inc.                                    156,576
       28,998  Quicksilver Resources, Inc. (a)                        136,291
        1,228  Spectra Energy Corp.                                    37,749
        2,214  Stone Energy Corp. (a)                                  62,103
        2,181  Swift Energy Co. (a)                                    65,975
        7,387  Tesoro Corp. (a)                                       171,748
        7,694  Valero Energy Corp.                                    190,042
          713  World Fuel Services Corp.                               31,415
        8,607  WPX Energy, Inc. (a)                                   151,225
                                                               --------------
                                                                    4,733,949
                                                               --------------

               PAPER & FOREST PRODUCTS -- 1.0%
        1,118  Buckeye Technologies, Inc.                              36,234
        1,144  Clearwater Paper Corp. (a)                              37,718
        1,532  Domtar Corp.                                           134,019
        3,312  International Paper Co.                                110,323
        3,214  KapStone Paper & Packaging Corp. (a)                    58,045
        2,453  MeadWestvaco Corp.                                      78,054
          851  Neenah Paper, Inc.                                      24,305
                                                               --------------
                                                                      478,698
                                                               --------------

               PERSONAL PRODUCTS -- 0.1%
        2,421  Inter Parfums, Inc.                                     38,131
                                                               --------------

               PHARMACEUTICALS -- 1.2%
        1,148  Bristol-Myers Squibb Co.                                38,309
        3,849  Eli Lilly & Co.                                        159,310
        5,715  Forest Laboratories, Inc. (a)                          199,053
        3,027  Merck & Co., Inc.                                      118,779
        3,420  Pfizer, Inc.                                            78,421
                                                               --------------
                                                                      593,872
                                                               --------------

               PROFESSIONAL SERVICES -- 0.8%
        1,412  CDI Corp.                                               25,049
        3,959  Kelly Services, Inc., Class A                           55,386
        6,980  Korn/Ferry International (a)                           112,727
        1,234  Manpower, Inc.                                          52,568
        2,731  Navigant Consulting, Inc. (a)                           38,016
        2,704  Resources Connection, Inc.                              35,098


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES (CONTINUED)
          885  Towers Watson & Co., Class A                    $       57,879
          695  TrueBlue, Inc. (a)                                      11,996
                                                               --------------
                                                                      388,719
                                                               --------------

               REAL ESTATE INVESTMENT TRUSTS -- 0.4%
          268  Entertainment Properties Trust                          12,861
        1,173  Franklin Street Properties Corp.                        11,812
          663  Rayonier, Inc.                                          30,067
        1,131  SL Green Realty Corp.                                   93,240
        1,597  Universal Health Realty Income Trust                    64,583
                                                               --------------
                                                                      212,563
                                                               --------------

               ROAD & RAIL -- 1.3%
        2,692  Arkansas Best Corp.                                     41,295
        1,793  Con-way, Inc.                                           58,273
        5,402  CSX Corp.                                              120,519
        2,627  Heartland Express, Inc.                                 36,331
        1,434  Knight Transportation, Inc.                             23,546
        1,766  Norfolk Southern Corp.                                 128,794
        2,202  Ryder System, Inc.                                     107,282
        4,703  Werner Enterprises, Inc.                               111,085
                                                               --------------
                                                                      627,125
                                                               --------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.0%
        3,860  Advanced Energy Industries, Inc. (a)                    46,088
       19,328  Advanced Micro Devices, Inc. (a)                       142,254
        1,918  Analog Devices, Inc.                                    74,764
       15,938  Applied Materials, Inc.                                191,097
        5,929  Atmel Corp. (a)                                         52,590
        5,134  Brooks Automation, Inc.                                 60,376
        4,454  Cohu, Inc.                                              48,905
        3,740  Cypress Semiconductor Corp.                             57,970
        1,639  Diodes, Inc. (a)                                        36,533
        9,942  Fairchild Semiconductor International, Inc.
                   (a)                                                140,878
        4,088  Integrated Device Technology, Inc. (a)                  27,676
        7,053  Intel Corp.                                            200,305
        6,335  International Rectifier Corp. (a)                      138,293
        5,220  Intersil Corp., Class A                                 53,609
        2,468  Micrel, Inc.                                            26,876
       19,137  Micron Technology, Inc. (a)                            126,113
        1,715  MKS Instruments, Inc.                                   47,420
        2,052  Nanometrics, Inc. (a)                                   31,827
        7,554  NVIDIA Corp. (a)                                        98,202
        3,130  Pericom Semiconductor Corp. (a)                         24,602
        4,559  Rudolph Technologies, Inc. (a)                          49,237
          979  Standard Microsystems Corp. (a)                         25,924
          688  Supertex, Inc. (a)                                      14,083
       11,739  Teradyne, Inc. (a)                                     202,028
        2,306  Texas Instruments, Inc.                                 73,654


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                   (CONTINUED)
        7,345  TriQuint Semiconductor, Inc. (a)                $       35,844
                                                               --------------
                                                                    2,027,148
                                                               --------------

               SOFTWARE -- 0.9%
          965  BMC Software, Inc. (a)                                  39,816
        2,812  CA, Inc.                                                74,293
        3,181  Compuware Corp. (a)                                     27,738
        3,139  EPIQ Systems, Inc.                                      35,659
        3,934  Mentor Graphics Corp. (a)                               56,846
        3,605  Microsoft Corp.                                        115,432
          834  Monotype Imaging Holdings, Inc. (a)                     11,835
          526  Progress Software Corp. (a)                             12,172
        2,072  Symantec Corp. (a)                                      34,229
        1,907  Synopsys, Inc. (a)                                      57,229
                                                               --------------
                                                                      465,249
                                                               --------------

               SPECIALTY RETAIL -- 5.4%
        5,643  Aaron's, Inc.                                          153,320
          781  Abercrombie & Fitch Co., Class A                        39,183
        3,401  American Eagle Outfitters, Inc.                         61,252
        3,062  ANN, Inc. (a)                                           84,787
        6,618  Barnes & Noble, Inc. (a)                               137,323
        8,373  Best Buy Co., Inc.                                     184,792
        8,075  Big 5 Sporting Goods Corp.                              67,588
        6,859  Brown Shoe Co., Inc.                                    62,485
          326  Cabela's, Inc. (a)                                      12,326
        1,832  Cato (The) Corp., Class A                               50,985
        5,807  Chico's FAS, Inc.                                       89,196
        2,387  Finish Line (The), Inc., Class A                        53,135
        1,883  Foot Locker, Inc.                                       57,601
        9,078  GameStop Corp., Class A                                206,615
        2,965  Gap (The), Inc.                                         84,502
          451  Group 1 Automotive, Inc.                                26,104
        4,677  Guess?, Inc.                                           136,943
        5,703  Haverty Furniture Cos., Inc.                            68,436
        1,450  Lithia Motors, Inc., Class A                            38,903
        1,235  Lowe's Cos., Inc.                                       38,865
          980  Men's Wearhouse (The), Inc.                             36,299
       33,890  Office Depot, Inc. (a)                                 103,026
        8,854  OfficeMax, Inc. (a)                                     41,171
        2,546  Pep Boys-Manny, Moe & Jack (The)                        38,012
       23,497  RadioShack Corp.                                       121,714
        3,872  Rent-A-Center, Inc.                                    132,461
        2,473  Signet Jewelers Ltd.                                   120,608
        2,121  Sonic Automotive, Inc., Class A                         35,675
        3,898  Stage Stores, Inc.                                      59,522
       12,254  Staples, Inc.                                          188,712
        9,592  Stein Mart, Inc. (a)                                    61,581
        1,331  Urban Outfitters, Inc. (a)                              38,546
        2,340  Williams-Sonoma, Inc.                                   90,535
                                                               --------------
                                                                    2,722,203
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
        1,979  Hanesbrands, Inc. (a)                           $       55,847
        3,643  Iconix Brand Group, Inc. (a)                            55,884
        1,125  Maidenform Brands, Inc. (a)                             25,684
        3,391  Perry Ellis International, Inc. (a)                     63,445
                                                               --------------
                                                                      200,860
                                                               --------------

               THRIFTS & MORTGAGE FINANCE -- 0.4%
        5,929  Astoria Financial Corp.                                 57,452
        1,327  Brookline Bancorp, Inc.                                 11,916
        1,733  Dime Community Bancshares, Inc.                         24,019
        4,203  New York Community Bancorp, Inc.                        56,699
          979  Northwest Bancshares, Inc.                              12,061
        1,743  Provident Financial Services, Inc.                      25,622
        1,738  Washington Federal, Inc.                                30,485
                                                               --------------
                                                                      218,254
                                                               --------------

               TOBACCO -- 0.2%
        2,509  Universal Corp.                                        114,987
                                                               --------------

               TRADING COMPANIES & DISTRIBUTORS -- 0.2%
        2,176  GATX Corp.                                              93,285
                                                               --------------

               WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
       21,981  MetroPCS Communications, Inc. (a)                      160,461
          601  NTELOS Holdings Corp.                                   12,152
       54,388  Sprint Nextel Corp. (a)                                134,882
        4,545  USA Mobility, Inc.                                      58,722
                                                               --------------
                                                                      366,217
                                                               --------------
               TOTAL COMMON STOCKS -- 100.0%                       50,082,317
               (Cost $48,029,050)

               MONEY MARKET FUND -- 0.0%
       16,015  Morgan Stanley Institutional Treasury Money
                  Market Fund - 0.03% (b)                              16,015
               (Cost $16,015)                                  --------------

               TOTAL INVESTMENTS -- 100.0%                         50,098,332
               (Cost $48,045,065) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                                 (22,412)
                                                               --------------
               NET ASSETS -- 100.0%                            $   50,075,920
                                                               ==============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,456,902 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,403,635.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                       LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*                    $50,082,317        $ --                $ --
Money Market Fund                      16,015          --                  --
                            ----------------------------------------------------
Total Investments                 $50,098,332        $ --                $ --
                            ====================================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.1%
        2,816  BE Aerospace, Inc. (a)                          $      132,436
          444  Boeing (The) Co.                                        34,099
          247  Cubic Corp.                                             11,419
        1,406  Esterline Technologies Corp. (a)                        96,297
          263  Goodrich Corp.                                          32,996
        1,677  Honeywell International, Inc.                          101,727
          759  Lockheed Martin Corp.                                   68,720
          742  Teledyne Technologies, Inc. (a)                         47,948
        1,604  Triumph Group, Inc.                                    100,763
          398  United Technologies Corp.                               32,493
                                                               --------------
                                                                      658,898
                                                               --------------

               AIR FREIGHT & LOGISTICS -- 0.5%
          959  Forward Air Corp.                                       32,395
        1,301  Hub Group, Inc., Class A (a)                            45,535
          846  United Parcel Service, Inc., Class B                    66,106
                                                               --------------
                                                                      144,036
                                                               --------------

               AIRLINES -- 0.2%
        1,403  Alaska Air Group, Inc. (a)                              47,421
          429  Allegiant Travel Co. (a)                                25,208
                                                               --------------
                                                                       72,629
                                                               --------------

               AUTO COMPONENTS -- 0.5%
        2,024  BorgWarner, Inc. (a)                                   159,977
                                                               --------------

               AUTOMOBILES -- 0.5%
        2,782  Harley-Davidson, Inc.                                  145,582
                                                               --------------

               BEVERAGES -- 0.5%
          110  Boston Beer (The) Co., Inc., Class A (a)                11,365
          446  Coca-Cola (The) Co.                                     34,039
        1,618  Monster Beverage Corp. (a)                             105,105
                                                               --------------
                                                                      150,509
                                                               --------------

               BIOTECHNOLOGY -- 1.2%
        5,015  ArQule, Inc. (a)                                        35,356
          541  Biogen Idec, Inc. (a)                                   72,499
        1,321  Celgene Corp. (a)                                       96,327
          541  Cubist Pharmaceuticals, Inc. (a)                        22,873
          676  Gilead Sciences, Inc. (a)                               35,159
          765  Momenta Pharmaceuticals, Inc. (a)                       12,148
          645  Regeneron Pharmaceuticals, Inc. (a)                     87,243
          612  Vertex Pharmaceuticals, Inc. (a)                        23,550
                                                               --------------
                                                                      385,155
                                                               --------------

               BUILDING PRODUCTS -- 0.7%
          781  A.O. Smith Corp.                                        37,176
       10,212  Masco Corp.                                            134,594
        4,072  NCI Building Systems, Inc. (a)                          48,823
                                                               --------------
                                                                      220,593
                                                               --------------

               CAPITAL MARKETS -- 1.0%
          673  Affiliated Managers Group, Inc. (a)                     76,466
          161  BlackRock, Inc.                                         30,844


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               CAPITAL MARKETS (CONTINUED)
          550  Franklin Resources, Inc.                        $       69,031
          575  Greenhill & Co., Inc.                                   22,339
          310  Stifel Financial Corp. (a)                              11,290
        1,044  T. Rowe Price Group, Inc.                               65,892
        1,550  Waddell & Reed Financial, Inc., Class A                 49,569
                                                               --------------
                                                                      325,431
                                                               --------------

               CHEMICALS -- 6.2%
        1,918  Airgas, Inc.                                           175,765
        1,572  Albemarle Corp.                                        102,652
        2,778  American Vanguard Corp.                                 69,450
          933  CF Industries Holdings, Inc.                           180,125
        1,936  E.I. du Pont de Nemours & Co.                          103,499
        3,302  Eastman Chemical Co.                                   178,209
        1,106  Ecolab, Inc.                                            70,441
        1,290  FMC Corp.                                              142,480
        1,836  H.B. Fuller Co.                                         60,404
          315  Hawkins, Inc.                                           10,940
        1,216  Koppers Holdings, Inc.                                  47,278
        1,548  LSB Industries, Inc. (a)                                52,508
        1,284  Monsanto Co.                                            97,815
          268  NewMarket Corp.                                         59,823
        1,069  PPG Industries, Inc.                                   112,502
          288  Praxair, Inc.                                           33,322
        1,571  Sherwin-Williams (The) Co.                             188,960
          933  Sigma-Aldrich Corp.                                     66,150
          685  Stepan Co.                                              62,239
        2,710  Valspar (The) Corp.                                    138,616
                                                               --------------
                                                                    1,953,178
                                                               --------------

               COMMERCIAL BANKS -- 0.9%
        1,125  Bank of the Ozarks, Inc.                                34,763
          998  CVB Financial Corp.                                     11,547
          964  PacWest Bancorp                                         22,962
          398  Signature Bank (a)                                      26,145
        2,034  SVB Financial Group (a)                                130,359
        1,014  Texas Capital Bancshares, Inc. (a)                      38,238
          523  UMB Financial Corp.                                     25,130
                                                               --------------
                                                                      289,144
                                                               --------------

               COMMERCIAL SERVICES & SUPPLIES -- 1.1%
        1,118  Clean Harbors, Inc. (a)                                 76,293
          964  Copart, Inc. (a)                                        25,459
        1,653  Healthcare Services Group, Inc.                         35,077
        3,185  Mine Safety Appliances Co.                             135,235
        2,286  Tetra Tech, Inc. (a)                                    61,036
                                                               --------------
                                                                      333,100
                                                               --------------

               COMMUNICATIONS EQUIPMENT -- 1.8%
        4,655  Ciena Corp. (a)                                         68,987
        1,265  F5 Networks, Inc. (a)                                  169,421
        1,740  Motorola Mobility Holdings, Inc. (a)                    67,547


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT (CONTINUED)
        1,578  NETGEAR, Inc. (a)                               $       60,753
        2,509  QUALCOMM, Inc.                                         160,175
          895  Riverbed Technology, Inc. (a)                           17,658
          243  ViaSat, Inc. (a)                                        11,737
                                                               --------------
                                                                      556,278
                                                               --------------

               COMPUTERS & PERIPHERALS -- 1.5%
          284  Apple, Inc. (a)                                        165,924
        5,712  EMC Corp. (a)                                          161,135
        1,525  NetApp, Inc. (a)                                        59,216
          667  SanDisk Corp. (a)                                       24,686
          641  Stratasys, Inc. (a)                                     32,825
          963  Synaptics, Inc. (a)                                     29,574
                                                               --------------
                                                                      473,360
                                                               --------------

               CONSTRUCTION & ENGINEERING -- 0.3%
        1,706  Fluor Corp.                                             98,522
                                                               --------------

               CONSTRUCTION MATERIALS -- 0.3%
        1,012  Eagle Materials, Inc.                                   35,643
        8,410  Headwaters, Inc. (a)                                    36,499
          293  Martin Marietta Materials, Inc.                         24,284
                                                               --------------
                                                                       96,426
                                                               --------------

               CONSUMER FINANCE -- 0.5%
        1,770  American Express Co.                                   106,572
          244  Cash America International, Inc.                        11,407
          722  EZCORP, Inc., Class A (a)                               19,342
          545  First Cash Financial Services, Inc. (a)                 22,323
                                                               --------------
                                                                      159,644
                                                               --------------

               CONTAINERS & PACKAGING -- 1.1%
          458  AptarGroup, Inc.                                        24,965
        3,980  Ball Corp.                                             166,205
        1,487  Rock-Tenn Co., Class A                                  92,685
        1,705  Silgan Holdings, Inc.                                   74,798
                                                               --------------
                                                                      358,653
                                                               --------------

               DISTRIBUTORS -- 0.8%
        1,632  Genuine Parts Co.                                      105,721
        2,418  LKQ Corp. (a)                                           80,882
        1,610  Pool Corp.                                              59,425
                                                               --------------
                                                                      246,028
                                                               --------------

               DIVERSIFIED CONSUMER SERVICES -- 0.3%
          947  Coinstar, Inc. (a)                                      59,462
          638  Sotheby's                                               25,086
                                                               --------------
                                                                       84,548
                                                               --------------

               DIVERSIFIED FINANCIAL SERVICES -- 0.6%
          241  IntercontinentalExchange, Inc. (a)                      32,062
        3,243  Moody's Corp.                                          132,801


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
          683  MSCI, Inc. (a)                                  $       24,991
                                                               --------------
                                                                      189,854
                                                               --------------

               DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
          321  Atlantic Tele-Network, Inc.                             10,933
        2,267  tw telecom, Inc. (a)                                    49,376
                                                               --------------
                                                                       60,309
                                                               --------------

               ELECTRIC UTILITIES -- 0.0%
          333  Central Vermont Public Service Corp.                    11,738
                                                               --------------

               ELECTRICAL EQUIPMENT -- 2.9%
        1,599  Acuity Brands, Inc.                                     88,857
        1,554  AMETEK, Inc.                                            78,213
          680  AZZ, Inc.                                               35,163
        1,236  Belden, Inc.                                            42,988
        1,068  Cooper Industries PLC                                   66,825
          715  Franklin Electric Co., Inc.                             35,857
        1,279  Hubbell, Inc., Class B                                 102,627
          991  II-VI, Inc. (a)                                         20,226
        1,533  Regal-Beloit Corp.                                     103,692
          857  Rockwell Automation, Inc.                               66,280
        1,377  Roper Industries, Inc.                                 140,316
        1,820  Thomas & Betts Corp. (a)                               130,876
                                                               --------------
                                                                      911,920
                                                               --------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   -- 1.8%
        2,284  Amphenol Corp., Class A                                132,792
          830  Cognex Corp.                                            33,407
        1,032  FARO Technologies, Inc. (a)                             57,771
        1,227  FEI Co. (a)                                             61,559
          748  Littelfuse, Inc.                                        46,877
          694  Measurement Specialties, Inc. (a)                       24,797
        1,135  MTS Systems Corp.                                       54,446
          982  OSI Systems, Inc. (a)                                   65,656
        1,847  Trimble Navigation Ltd. (a)                             99,997
                                                               --------------
                                                                      577,302
                                                               --------------

               ENERGY EQUIPMENT & SERVICES -- 1.7%
          625  Cameron International Corp. (a)                         32,031
        1,354  FMC Technologies, Inc. (a)                              63,638
          836  Hornbeck Offshore Services, Inc. (a)                    34,803
          435  Lufkin Industries, Inc.                                 33,425
        1,718  National Oilwell Varco, Inc.                           130,156
        1,865  Oceaneering International, Inc.                         96,290
          966  Oil States International, Inc. (a)                      76,874
          444  OYO Geospace Corp. (a)                                  51,158
                                                               --------------
                                                                      518,375
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               FOOD & STAPLES RETAILING -- 1.1%
        1,087  Casey's General Stores, Inc.                    $       61,252
        1,128  Costco Wholesale Corp.                                  99,456
        1,005  United Natural Foods, Inc. (a)                          49,537
        1,641  Whole Foods Market, Inc.                               136,318
                                                               --------------
                                                                      346,563
                                                               --------------

               FOOD PRODUCTS -- 2.5%
          521  B&G Foods, Inc.                                         11,587
        1,750  Calavo Growers, Inc.                                    50,190
        2,270  Corn Products International, Inc.                      129,526
        3,459  Darling International, Inc. (a)                         56,658
        1,233  Flowers Foods, Inc.                                     26,448
        1,376  Hain Celestial Group (The), Inc. (a)                    65,085
          406  J.M. Smucker (The) Co.                                  32,330
        1,796  Kraft Foods, Inc., Class A                              71,607
          607  McCormick & Co., Inc.                                   33,937
        1,242  Mead Johnson Nutrition Co.                             106,266
          339  Ralcorp Holdings, Inc. (a)                              24,683
          441  Sanderson Farms, Inc.                                   22,760
        4,756  Sara Lee Corp.                                         104,822
        1,813  Snyder's-Lance, Inc.                                    46,920
                                                               --------------
                                                                      782,819
                                                               --------------

               GAS UTILITIES -- 0.3%
        1,254  ONEOK, Inc.                                            107,706
                                                               --------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.4%
        1,701  Align Technology, Inc. (a)                              53,939
          693  Analogic Corp.                                          47,270
          552  Baxter International, Inc.                              30,586
        2,402  Cantel Medical Corp.                                    56,399
          307  Cooper (The) Cos., Inc.                                 27,068
          614  Cyberonics, Inc. (a)                                    23,516
        2,552  DENTSPLY International, Inc.                           104,785
          168  Haemonetics Corp. (a)                                   12,024
        2,332  Hologic, Inc. (a)                                       44,588
          239  ICU Medical, Inc. (a)                                   12,545
          287  IDEXX Laboratories, Inc. (a)                            25,236
          315  Intuitive Surgical, Inc. (a)                           182,133
          800  Kensey Nash Corp.                                       22,744
          299  Neogen Corp. (a)                                        11,658
          695  NuVasive, Inc. (a)                                      11,516
          813  ResMed, Inc. (a)                                        27,650
          745  St. Jude Medical, Inc.                                  28,846
          762  SurModics, Inc. (a)                                     11,270
          513  Zimmer Holdings, Inc.                                   32,283
                                                               --------------
                                                                      766,056
                                                               --------------

               HEALTH CARE PROVIDERS & SERVICES -- 4.1%
        2,722  Aetna, Inc.                                            119,877
          402  Air Methods Corp. (a)                                   33,812
        1,494  AMERIGROUP Corp. (a)                                    92,269


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
        1,994  Bio-Reference Laboratories, Inc. (a)            $       42,512
        1,577  Catalyst Health Solutions, Inc. (a)                    136,206
        1,231  Centene Corp. (a)                                       48,735
          373  Chemed Corp.                                            22,507
        1,514  DaVita, Inc. (a)                                       134,110
          862  Ensign Group (The), Inc.                                23,024
        2,520  Express Scripts Holding Co. (a)                        140,591
          996  Henry Schein, Inc. (a)                                  76,433
          804  HMS Holdings Corp. (a)                                  19,344
        1,476  Humana, Inc.                                           119,084
          337  MEDNAX, Inc. (a)                                        23,671
          684  MWI Veterinary Supply, Inc. (a)                         64,570
          989  Patterson Cos., Inc.                                    33,715
        2,896  UnitedHealth Group, Inc.                               162,610
                                                               --------------
                                                                    1,293,070
                                                               --------------

               HEALTH CARE TECHNOLOGY -- 0.5%
        1,345  Cerner Corp. (a)                                       109,066
          880  Medidata Solutions, Inc. (a)                            22,801
          267  Quality Systems, Inc.                                    9,986
                                                               --------------
                                                                      141,853
                                                               --------------

               HOTELS, RESTAURANTS & LEISURE -- 4.9%
        2,150  Bally Technologies, Inc. (a)                           104,383
           58  Biglari Holdings, Inc. (a)                              23,567
          465  BJ's Restaurants, Inc. (a)                              20,083
          663  Buffalo Wild Wings, Inc. (a)                            55,593
          617  CEC Entertainment, Inc.                                 23,582
          408  Chipotle Mexican Grill, Inc. (a)                       168,973
          629  Cracker Barrel Old Country Store, Inc.                  36,180
          236  DineEquity, Inc. (a)                                    11,465
        1,347  Interval Leisure Group, Inc.                            23,276
        1,490  Life Time Fitness, Inc. (a)                             69,374
        3,607  Marriott International, Inc., Class A                  140,998
        5,498  Multimedia Games Holding Co., Inc. (a)                  62,457
          593  P.F. Chang's China Bistro, Inc.                         23,536
          624  Panera Bread Co., Class A (a)                           98,542
          621  Papa John's International, Inc. (a)                     25,014
          476  Peet's Coffee & Tea, Inc. (a)                           36,566
        8,619  Scientific Games Corp., Class A (a)                     87,569
        3,424  Shuffle Master, Inc. (a)                                60,502
        3,054  Starbucks Corp.                                        175,239
        1,815  Starwood Hotels & Resorts Worldwide, Inc.              107,448
        2,398  Yum! Brands, Inc.                                      174,407
                                                               --------------
                                                                    1,528,754
                                                               --------------

               HOUSEHOLD DURABLES -- 1.1%
          625  Blyth, Inc.                                             54,981
       19,285  PulteGroup, Inc. (a)                                   189,765


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HOUSEHOLD DURABLES (CONTINUED)
        2,431  Ryland Group (The), Inc.                        $       54,722
          790  Tupperware Brands Corp.                                 49,209
                                                               --------------
                                                                      348,677
                                                               --------------

               HOUSEHOLD PRODUCTS -- 0.1%
          510  Church & Dwight Co., Inc.                               25,908
          258  WD-40 Co.                                               11,631
                                                               --------------
                                                                       37,539
                                                               --------------

               INDUSTRIAL CONGLOMERATES -- 0.9%
        2,621  Carlisle Cos., Inc.                                    144,312
        2,438  Danaher Corp.                                          132,189
                                                               --------------
                                                                      276,501
                                                               --------------

               INSURANCE -- 0.4%
          719  Aflac, Inc.                                             32,384
        2,109  Arthur J. Gallagher & Co.                               79,214
          133  ProAssurance Corp.                                      11,716
                                                               --------------
                                                                      123,314
                                                               --------------

               INTERNET & CATALOG RETAIL -- 1.1%
          337  Amazon.com, Inc. (a)                                    78,150
        1,321  HSN, Inc.                                               51,123
          287  Netflix, Inc. (a)                                       23,000
          238  priceline.com, Inc. (a)                                181,075
                                                               --------------
                                                                      333,348
                                                               --------------

               INTERNET SOFTWARE & SERVICES -- 2.6%
        1,860  Akamai Technologies, Inc. (a)                           60,636
        1,549  DealerTrack Holdings, Inc. (a)                          46,207
        3,701  eBay, Inc. (a)                                         151,926
          830  Equinix, Inc. (a)                                      136,286
        2,744  InfoSpace, Inc. (a)                                     30,541
        1,045  Liquidity Services, Inc. (a)                            55,730
        2,795  LivePerson, Inc. (a)                                    44,384
        2,264  Rackspace Hosting, Inc. (a)                            131,516
          841  Stamps.com, Inc. (a)                                    24,414
        5,091  ValueClick, Inc. (a)                                   107,827
          861  VeriSign, Inc.                                          35,396
                                                               --------------
                                                                      824,863
                                                               --------------

               IT SERVICES -- 4.4%
        2,117  Accenture PLC, Class A                                 137,499
          797  Alliance Data Systems Corp. (a)                        102,407
          563  CACI International, Inc., Class A (a)                   34,416
          886  Cognizant Technology Solutions Corp., Class A
                   (a)                                                 64,962
          984  Fiserv, Inc. (a)                                        69,165
        1,177  Gartner, Inc. (a)                                       51,553
          528  Global Payments, Inc.                                   24,515
        2,090  Heartland Payment Systems, Inc.                         63,682
        2,097  iGATE Corp. (a)                                         40,808
          327  International Business Machines Corp.                   67,715


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               IT SERVICES (CONTINUED)
        1,933  Lender Processing Services, Inc.                $       51,321
          243  MasterCard, Inc., Class A                              109,902
        2,023  NeuStar, Inc., Class A (a)                              73,536
        2,003  Teradata Corp. (a)                                     139,769
        1,453  VeriFone Systems, Inc. (a)                              69,221
        2,036  Virtusa Corp. (a)                                       30,723
          868  Visa, Inc., Class A                                    106,747
        2,021  Wright Express Corp. (a)                               128,980
                                                               --------------
                                                                    1,366,921
                                                               --------------

               LEISURE EQUIPMENT & PRODUCTS -- 1.3%
        2,340  Brunswick Corp.                                         61,519
        4,056  Mattel, Inc.                                           136,281
        1,814  Polaris Industries, Inc.                               144,104
        1,227  Sturm, Ruger & Co., Inc.                                70,025
                                                               --------------
                                                                      411,929
                                                               --------------

               LIFE SCIENCES TOOLS & SERVICES -- 1.2%
        3,068  Agilent Technologies, Inc.                             129,408
        7,706  eResearchTechnology, Inc. (a)                           60,878
          676  Life Technologies Corp. (a)                             31,339
          407  Mettler-Toledo International, Inc. (a)                  72,983
        1,303  PAREXEL International Corp. (a)                         35,103
          737  Waters Corp. (a)                                        61,989
                                                               --------------
                                                                      391,700
                                                               --------------

               MACHINERY -- 6.7%
        1,602  Caterpillar, Inc.                                      164,638
        1,036  Crane Co.                                               45,719
        1,422  Cummins, Inc.                                          164,710
          843  Deere & Co.                                             69,429
        1,406  Donaldson Co., Inc.                                     48,732
          887  Flowserve Corp.                                        101,943
        1,894  Graco, Inc.                                            100,969
        1,193  IDEX Corp.                                              51,669
        2,390  Illinois Tool Works, Inc.                              137,138
        2,887  Lincoln Electric Holdings, Inc.                        141,492
          353  Lindsay Corp.                                           23,577
          922  Nordson Corp.                                           49,696
        1,145  Pall Corp.                                              68,253
        2,748  Pentair, Inc.                                          119,098
          674  Robbins & Myers, Inc.                                   32,831
        2,239  Snap-on, Inc.                                          140,027
        1,296  SPX Corp.                                               99,507
        2,218  Stanley Black & Decker, Inc.                           162,269
          532  Tennant Co.                                             23,568
          494  Toro (The) Co.                                          35,301
        1,113  Valmont Industries, Inc.                               137,934
        1,000  Wabtec Corp.                                            77,780
        1,150  Watts Water Technologies, Inc., Class A                 42,343


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
        1,760  Woodward, Inc.                                  $       73,198
                                                               --------------
                                                                    2,111,821
                                                               --------------

               MARINE -- 0.2%
          763  Kirby Corp. (a)                                         50,640
                                                               --------------

               MEDIA -- 1.8%
        2,075  DIRECTV, Class A (a)                                   102,235
        2,698  Discovery Communications, Inc., Class A (a)            146,825
          775  Lamar Advertising Co., Class A (a)                      24,660
        2,022  Omnicom Group, Inc.                                    103,749
          678  Scripps Networks Interactive, Class A                   34,049
        1,675  Time Warner Cable, Inc.                                134,754
          697  Viacom, Inc., Class B                                   32,334
                                                               --------------
                                                                      578,606
                                                               --------------

               METALS & MINING -- 0.5%
          961  Carpenter Technology Corp.                              53,489
          986  Cliffs Natural Resources, Inc.                          61,388
          739  Haynes International, Inc.                              46,092
                                                               --------------
                                                                      160,969
                                                               --------------

               MULTILINE RETAIL -- 1.3%
        1,445  Dollar Tree, Inc. (a)                                  146,899
        1,618  Family Dollar Stores, Inc.                             109,296
        2,450  Nordstrom, Inc.                                        136,857
                                                               --------------
                                                                      393,052
                                                               --------------

               MULTI-UTILITIES -- 0.1%
          351  CH Energy Group, Inc.                                   23,033
                                                               --------------

               OFFICE ELECTRONICS -- 0.2%
        1,220  Zebra Technologies Corp., Class A (a)                   47,324
                                                               --------------

               OIL, GAS & CONSUMABLE FUELS -- 1.9%
        1,269  Approach Resources, Inc. (a)                            45,532
        3,465  El Paso Corp.                                          102,806
          922  EOG Resources, Inc.                                    101,245
        1,074  GeoResources, Inc. (a)                                  40,500
          338  Noble Energy, Inc.                                      33,570
        1,529  Pioneer Natural Resources Co.                          177,089
        2,356  Plains Exploration & Production Co. (a)                 96,243
                                                               --------------
                                                                      596,985
                                                               --------------

               PAPER & FOREST PRODUCTS -- 0.1%
          339  Schweitzer-Mauduit International, Inc.                  22,991
                                                               --------------

               PERSONAL PRODUCTS -- 0.4%
        1,653  Estee Lauder (The) Cos., Inc., Class A                 108,024


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               PERSONAL PRODUCTS (CONTINUED)
        1,342  Medifast, Inc. (a)                              $       25,793
                                                               --------------
                                                                      133,817
                                                               --------------

               PHARMACEUTICALS -- 1.9%
        1,114  Abbott Laboratories                                     69,135
        3,005  Akorn, Inc. (a)                                         36,451
          346  Allergan, Inc.                                          33,216
        1,946  Endo Pharmaceuticals Holdings, Inc. (a)                 68,382
          325  Hi-Tech Pharmacal Co., Inc. (a)                         10,592
        1,168  Medicines (The) Co. (a)                                 25,801
        4,367  Mylan, Inc. (a)                                         94,808
          604  Par Pharmaceutical Cos., Inc. (a)                       25,573
          320  Perrigo Co.                                             33,568
          623  Questcor Pharmaceuticals, Inc. (a)                      27,973
          893  Salix Pharmaceuticals Ltd. (a)                          44,114
        1,559  ViroPharma, Inc. (a)                                    33,908
        1,018  Watson Pharmaceuticals, Inc. (a)                        76,716
                                                               --------------
                                                                      580,237
                                                               --------------

               PROFESSIONAL SERVICES -- 0.8%
        1,168  Corporate Executive Board (The) Co.                     48,320
          390  Dun & Bradstreet (The) Corp.                            30,334
        1,542  Equifax, Inc.                                           70,655
          241  Exponent, Inc. (a)                                      11,520
        3,380  Robert Half International, Inc.                        100,724
                                                               --------------
                                                                      261,553
                                                               --------------

               REAL ESTATE INVESTMENT TRUSTS -- 2.4%
          561  American Campus Communities, Inc.                       24,936
          524  American Tower Corp.                                    34,364
          234  AvalonBay Communities, Inc.                             34,024
          233  EastGroup Properties, Inc.                              11,720
          166  Essex Property Trust, Inc.                              26,223
        1,628  Extra Space Storage, Inc.                               49,410
          533  Healthcare Realty Trust, Inc.                           11,449
        1,006  Kilroy Realty Corp.                                     47,735
          366  LTC Properties, Inc.                                    12,180
        1,305  Macerich (The) Co.                                      80,349
        1,182  OMEGA Healthcare Investors, Inc.                        25,307
        3,791  Prologis, Inc.                                         135,642
          357  PS Business Parks, Inc.                                 24,365
          648  Realty Income Corp.                                     25,492
          564  Regency Centers Corp.                                   25,357
          468  Simon Property Group, Inc.                              72,821
          470  Sovran Self Storage, Inc.                               24,769
          688  Taubman Centers, Inc.                                   53,100
          941  UDR, Inc.                                               24,776
                                                               --------------
                                                                      744,019
                                                               --------------

               ROAD & RAIL -- 1.3%
        2,407  J.B. Hunt Transport Services, Inc.                     133,180
          700  Kansas City Southern                                    53,914


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ROAD & RAIL (CONTINUED)
        2,267  Landstar System, Inc.                           $      121,443
        1,264  Old Dominion Freight Line, Inc. (a)                     56,210
          307  Union Pacific Corp.                                     34,519
                                                               --------------
                                                                      399,266
                                                               --------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.8%
        1,509  ATMI, Inc. (a)                                          31,704
          840  Broadcom Corp., Class A                                 30,744
        1,969  Cirrus Logic, Inc. (a)                                  53,911
        2,010  Entropic Communications, Inc. (a)                        8,502
        2,790  Exar Corp. (a)                                          22,097
        2,509  KLA-Tencor Corp.                                       130,844
        3,771  Kulicke & Soffa Industries, Inc. (a)                    49,400
       19,663  LSI Corp. (a)                                          158,090
        2,186  Microsemi Corp. (a)                                     47,043
        1,787  Monolithic Power Systems, Inc. (a)                      37,027
        2,052  Novellus Systems, Inc. (a)                              95,931
        1,765  Semtech Corp. (a)                                       48,114
        2,726  Skyworks Solutions, Inc. (a)                            73,984
        1,617  Ultratech, Inc. (a)                                     51,647
          409  Veeco Instruments, Inc. (a)                             12,348
        1,021  Volterra Semiconductor Corp. (a)                        33,581
                                                               --------------
                                                                      884,967
                                                               --------------

               SOFTWARE -- 5.5%
        2,495  ACI Worldwide, Inc. (a)                                 99,451
        1,990  Adobe Systems, Inc. (a)                                 66,784
          772  ANSYS, Inc. (a)                                         51,778
        2,420  Autodesk, Inc. (a)                                      95,275
        1,058  Blackbaud, Inc.                                         32,777
        1,258  Bottomline Technologies, Inc. (a)                       29,601
        6,366  Cadence Design Systems, Inc. (a)                        74,291
        1,730  Citrix Systems, Inc. (a)                               148,105
          707  CommVault Systems, Inc. (a)                             36,814
          876  Concur Technologies, Inc. (a)                           49,547
        1,012  Ebix, Inc.                                              20,695
        2,289  Fair Isaac Corp.                                        98,198
          950  Informatica Corp. (a)                                   43,719
          384  Interactive Intelligence Group, Inc. (a)                11,389
        1,134  Intuit, Inc.                                            65,738
          740  Manhattan Associates, Inc. (a)                          37,111
          909  MICROS Systems, Inc. (a)                                51,659
          251  MicroStrategy, Inc., Class A (a)                        35,085
          576  NetScout Systems, Inc. (a)                              11,917
        4,683  Parametric Technology Corp. (a)                        101,059
        2,159  Quest Software, Inc. (a)                                50,240
        2,850  Red Hat, Inc. (a)                                      169,889
          884  Salesforce.com, Inc. (a)                               137,665
        1,252  Sourcefire, Inc. (a)                                    63,840
          367  Synchronoss Technologies, Inc. (a)                      11,487
        2,471  TIBCO Software, Inc. (a)                                81,296


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               SOFTWARE (CONTINUED)
        1,220  Tyler Technologies, Inc. (a)                    $       48,739
          556  Websense, Inc. (a)                                      11,531
                                                               --------------
                                                                    1,735,680
                                                               --------------

               SPECIALTY RETAIL -- 6.5%
        1,135  Advance Auto Parts, Inc.                               104,193
        3,486  Aeropostale, Inc. (a)                                   77,319
        5,905  Ascena Retail Group, Inc. (a)                          120,934
          184  AutoZone, Inc. (a)                                      72,893
        1,038  Bed Bath & Beyond, Inc. (a)                             73,065
          488  Buckle (The), Inc.                                      22,536
        2,090  Dick's Sporting Goods, Inc.                            105,754
          840  Genesco, Inc. (a)                                       63,000
          858  Hibbett Sports, Inc. (a)                                51,240
        3,392  Home Depot (The), Inc.                                 175,672
          232  JoS. A. Bank Clothiers, Inc. (a)                        11,032
        2,897  Kirkland's, Inc. (a)                                    42,412
        2,845  Limited Brands, Inc.                                   141,397
        1,867  Lumber Liquidators Holdings, Inc. (a)                   54,012
          282  Monro Muffler Brake, Inc.                               11,635
        1,121  O'Reilly Automotive, Inc. (a)                          118,221
        1,317  PetSmart, Inc.                                          76,728
        2,938  Ross Stores, Inc.                                      180,951
        1,598  rue21, Inc. (a)                                         48,499
        1,861  Select Comfort Corp. (a)                                53,746
          478  Tiffany & Co.                                           32,724
        4,298  TJX (The) Cos., Inc.                                   179,270
        1,445  Tractor Supply Co.                                     142,202
          529  Vitamin Shoppe, Inc. (a)                                24,900
        1,669  Zumiez, Inc. (a)                                        61,186
                                                               --------------
                                                                    2,045,521
                                                               --------------

               TEXTILES, APPAREL & LUXURY GOODS -- 4.5%
        2,629  Carter's, Inc. (a)                                     142,755
        2,208  Coach, Inc.                                            161,537
        1,680  Crocs, Inc. (a)                                         33,936
          990  Fossil, Inc. (a)                                       129,363
        4,511  Liz Claiborne, Inc. (a)                                 60,447
          943  NIKE, Inc., Class B                                    105,494
        1,186  Oxford Industries, Inc.                                 56,916
        1,465  PVH Corp.                                              130,092
          978  Ralph Lauren Corp.                                     168,480
        1,410  Steven Madden, Ltd. (a)                                 60,926
        1,392  Under Armour, Inc., Class A (a)                        136,319
          934  VF Corp.                                               142,015
        1,291  Warnaco Group (The), Inc. (a)                           68,371
          315  Wolverine World Wide, Inc.                              13,214
                                                               --------------
                                                                    1,409,865
                                                               --------------

               THRIFTS & MORTGAGE FINANCE -- 0.1%
          798  Oritani Financial Corp.                                 11,826


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               THRIFTS & MORTGAGE FINANCE (CONTINUED)
          762  ViewPoint Financial Group, Inc.                 $       12,124
                                                               --------------
                                                                       23,950
                                                               --------------

               TOBACCO -- 0.4%
          255  Lorillard, Inc.                                         34,499
        1,156  Philip Morris International, Inc.                      103,474
                                                               --------------
                                                                      137,973
                                                               --------------

               TRADING COMPANIES & DISTRIBUTORS -- 2.3%
        1,465  Applied Industrial Technologies, Inc.                   57,574
        3,155  Fastenal Co.                                           147,717
        1,034  Kaman Corp.                                             35,549
        1,207  MSC Industrial Direct Co., Inc., Class A                88,968
        3,051  United Rentals, Inc. (a)                               142,421
          795  W.W. Grainger, Inc.                                    165,217
        1,018  Watsco, Inc.                                            73,245
                                                               --------------
                                                                      710,691
                                                               --------------

               WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
        1,280  Crown Castle International Corp. (a)                    72,461
                                                               --------------
               TOTAL COMMON STOCKS -- 100.0%                       31,388,223
               (Cost $28,060,757)

               MONEY MARKET FUND -- 0.1%
       26,910  Morgan Stanley Institutional Treasury Money
                  Market Fund - 0.03% (b)                              26,910
               (Cost $26,910)                                  --------------

               TOTAL INVESTMENTS -- 100.1%                         31,415,133
                (Cost $28,087,667) (c)
               NET OTHER ASSETS AND
                   LIABILITIES -- (0.1)%                              (24,300)
                                                               --------------
               NET ASSETS -- 100.0%                            $   31,390,833
                                                               ==============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,542,532 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $215,066.



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                       LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*                    $31,388,223        $ --                $ --
Money Market Fund                      26,910          --                  --
                            ----------------------------------------------------
Total Investments                 $31,415,133        $ --                $ --
                            ====================================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.7%
        1,614  Alliant Techsystems, Inc.                       $       86,026
        5,170  Exelis, Inc.                                            59,610
                                                               --------------
                                                                      145,636
                                                               --------------

               AIR FREIGHT & LOGISTICS -- 0.2%
          939  UTi Worldwide, Inc.                                     15,653
                                                               --------------

               AIRLINES -- 0.9%
       16,546  JetBlue Airways Corp. (a)                               78,594
                                                               --------------

               AUTOMOBILES -- 0.6%
        1,538  Thor Industries, Inc.                                   52,031
                                                               --------------

               CAPITAL MARKETS -- 1.3%
          565  Eaton Vance Corp.                                       14,859
        7,265  Janus Capital Group, Inc.                               55,069
        1,718  Jefferies Group, Inc.                                   27,368
          781  SEI Investments Co.                                     15,768
                                                               --------------
                                                                      113,064
                                                               --------------

               CHEMICALS -- 3.3%
          265  Ashland, Inc.                                           17,456
          378  Cabot Corp.                                             16,303
          799  Cytec Industries, Inc.                                  50,792
          990  Minerals Technologies, Inc.                             66,429
        3,720  Olin Corp.                                              77,971
        1,278  Sensient Technologies Corp.                             47,478
                                                               --------------
                                                                      276,429
                                                               --------------

               COMMERCIAL BANKS -- 3.6%
        2,318  Associated Banc-Corp.                                   30,899
          914  Cathay General Bancorp                                  15,739
          399  Commerce Bancshares, Inc.                               16,000
          701  East West Bancorp, Inc.                                 15,962
        1,645  First Niagara Financial Group, Inc.                     14,706
          960  FirstMerit Corp.                                        16,128
        3,082  Fulton Financial Corp.                                  32,330
        2,295  International BancShares Corp.                          45,280
          353  Prosperity Bancshares, Inc.                             16,468
        2,722  TCF Financial Corp.                                     31,221
          647  Trustmark Corp.                                         16,466
        2,141  Webster Financial Corp.                                 48,665
                                                               --------------
                                                                      299,864
                                                               --------------

               COMMERCIAL SERVICES & SUPPLIES -- 2.2%
        1,356  Brink's (The) Co.                                       34,442
        1,778  Corrections Corp. of America (a)                        51,366
        2,764  Deluxe Corp.                                            65,811
          705  Herman Miller, Inc.                                     13,769
          496  Waste Connections, Inc.                                 15,986
                                                               --------------
                                                                      181,374
                                                               --------------

               COMMUNICATIONS EQUIPMENT -- 0.5%
          804  Plantronics, Inc.                                       30,810


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMUNICATIONS EQUIPMENT (CONTINUED)
          849  Polycom, Inc. (a)                               $       11,266
                                                               --------------
                                                                       42,076
                                                               --------------

               COMPUTERS & PERIPHERALS -- 0.8%
          419  Diebold, Inc.                                           16,530
        2,733  QLogic Corp. (a)                                        47,144
                                                               --------------
                                                                       63,674
                                                               --------------

               CONSTRUCTION & ENGINEERING -- 2.2%
        3,617  AECOM Technology Corp. (a)                              79,827
        1,689  Granite Construction, Inc.                              47,022
        1,821  KBR, Inc.                                               61,659
                                                               --------------
                                                                      188,508
                                                               --------------

               CONTAINERS & PACKAGING -- 1.3%
          578  Greif, Inc., Class A                                    31,004
        1,094  Packaging Corp. of America                              31,934
        1,462  Sonoco Products Co.                                     48,436
                                                               --------------
                                                                      111,374
                                                               --------------

               DIVERSIFIED CONSUMER SERVICES -- 0.9%
        1,534  Matthews International Corp., Class A                   46,020
        2,874  Service Corp. International                             33,281
                                                               --------------
                                                                       79,301
                                                               --------------

               DIVERSIFIED FINANCIAL SERVICES -- 0.2%
          568  CBOE Holdings, Inc.                                     15,018
                                                               --------------

               ELECTRIC UTILITIES -- 5.5%
        1,632  Cleco Corp.                                             66,585
        3,193  Great Plains Energy, Inc.                               65,201
        1,277  Hawaiian Electric Industries, Inc.                      33,891
        1,574  IDACORP, Inc.                                           64,125
        3,012  NV Energy, Inc.                                         50,150
          604  OGE Energy Corp.                                        32,592
        4,421  PNM Resources, Inc.                                     82,938
        2,317  Westar Energy, Inc.                                     66,475
                                                               --------------
                                                                      461,957
                                                               --------------

               ELECTRICAL EQUIPMENT -- 0.8%
        2,226  General Cable Corp. (a)                                 65,534
                                                               --------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   -- 4.4%
        1,928  Arrow Electronics, Inc. (a)                             81,072
        2,223  Avnet, Inc. (a)                                         80,206
        3,487  Ingram Micro, Inc., Class A (a)                         67,857
        1,193  Tech Data Corp. (a)                                     64,172
        6,654  Vishay Intertechnology, Inc. (a)                        74,658
                                                               --------------
                                                                      367,965
                                                               --------------

               ENERGY EQUIPMENT & SERVICES -- 4.9%
        1,802  Atwood Oceanics, Inc. (a)                               79,883


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES (CONTINUED)
        4,545  Helix Energy Solutions Group, Inc. (a)          $       92,763
        4,680  Patterson-UTI Energy, Inc.                              75,676
        2,456  Superior Energy Services, Inc. (a)                      66,115
          299  Tidewater, Inc.                                         16,454
        1,892  Unit Corp. (a)                                          79,937
                                                               --------------
                                                                      410,828
                                                               --------------

               FOOD & STAPLES RETAILING -- 0.4%
          806  Harris Teeter Supermarkets, Inc.                        30,604
                                                               --------------

               FOOD PRODUCTS -- 0.9%
        3,673  Smithfield Foods, Inc. (a)                              76,986
                                                               --------------

               GAS UTILITIES -- 2.6%
        2,057  Atmos Energy Corp.                                      67,017
        1,009  National Fuel Gas Co.                                   47,746
          839  Questar Corp.                                           16,570
        1,781  UGI Corp.                                               51,970
          794  WGL Holdings, Inc.                                      31,847
                                                               --------------
                                                                      215,150
                                                               --------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
        1,937  Hill-Rom Holdings, Inc.                                 62,856
        1,535  STERIS Corp.                                            48,214
          264  Teleflex, Inc.                                          16,545
                                                               --------------
                                                                      127,615
                                                               --------------

               HEALTH CARE PROVIDERS & SERVICES -- 5.0%
        3,638  Community Health Systems, Inc. (a)                      88,549
        7,224  Health Management Associates, Inc. (a)                  52,013
        2,051  LifePoint Hospitals, Inc. (a)                           80,030
        2,501  Lincare Holdings, Inc.                                  61,025
          531  Owens & Minor, Inc.                                     15,527
        1,544  Universal Health Services, Inc., Class B                65,944
          696  VCA Antech, Inc. (a)                                    16,467
          674  WellCare Health Plans, Inc. (a)                         41,235
                                                               --------------
                                                                      420,790
                                                               --------------

               HOTELS, RESTAURANTS & LEISURE -- 3.6%
        2,145  Bob Evans Farms, Inc.                                   82,025
        1,175  Brinker International, Inc.                             36,977
        1,652  Cheesecake Factory (The), Inc. (a)                      52,038
        2,333  International Speedway Corp., Class A                   62,268
        3,230  Wendy's (The) Co.                                       15,730
        2,046  WMS Industries, Inc. (a)                                50,147
                                                               --------------
                                                                      299,185
                                                               --------------

               HOUSEHOLD DURABLES -- 1.6%
        5,274  American Greetings Corp., Class A                       84,384


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               HOUSEHOLD DURABLES (CONTINUED)
          729  Mohawk Industries, Inc. (a)                     $       48,858
                                                               --------------
                                                                      133,242
                                                               --------------

               HOUSEHOLD PRODUCTS -- 0.2%
          218  Energizer Holdings, Inc. (a)                            15,550
                                                               --------------

               INSURANCE -- 6.0%
           49  Alleghany Corp. (a)                                     16,802
        1,678  American Financial Group, Inc.                          65,308
          679  Brown & Brown, Inc.                                     18,313
        2,693  Fidelity National Financial, Inc., Class A              51,894
        1,946  First American Financial Corp.                          32,595
        1,557  HCC Insurance Holdings, Inc.                            49,762
        1,110  Mercury General Corp.                                   50,161
        2,185  Protective Life Corp.                                   63,933
        1,088  Reinsurance Group of America, Inc.                      63,256
        1,581  StanCorp Financial Group, Inc.                          60,679
          896  W. R. Berkley Corp.                                     33,743
                                                               --------------
                                                                      506,446
                                                               --------------

               INTERNET SOFTWARE & SERVICES -- 1.7%
        3,412  AOL, Inc. (a)                                           85,436
        6,639  Monster Worldwide, Inc. (a)                             57,295
                                                               --------------
                                                                      142,731
                                                               --------------

               IT SERVICES -- 2.8%
          677  Broadridge Financial Solutions, Inc.                    15,713
        6,061  Convergys Corp. (a)                                     81,036
        1,983  CoreLogic, Inc. (a)                                     33,116
          596  DST Systems, Inc.                                       33,364
        2,348  ManTech International Corp., Class A                    73,774
                                                               --------------
                                                                      237,003
                                                               --------------

               LIFE SCIENCES TOOLS & SERVICES -- 0.4%
          897  Charles River Laboratories International, Inc.
                   (a)                                                 31,870
                                                               --------------

               MACHINERY -- 4.6%
        1,714  AGCO Corp. (a)                                          79,821
          329  CLARCOR, Inc.                                           15,799
        1,380  Harsco Corp.                                            30,774
        1,454  Kennametal, Inc.                                        61,402
        3,492  Oshkosh Corp. (a)                                       79,722
        1,276  Timken (The) Co.                                        72,107
        1,473  Trinity Industries, Inc.                                43,601
                                                               --------------
                                                                      383,226
                                                               --------------

               MARINE -- 0.2%
          333  Alexander & Baldwin, Inc.                               17,036
                                                               --------------

               MEDIA -- 2.6%
        1,754  DreamWorks Animation SKG, Inc., Class A (a)             31,589
          679  John Wiley & Sons, Inc., Class A                        30,684


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
        1,994  Meredith Corp.                                  $       57,487
        1,376  Scholastic Corp.                                        42,037
        2,814  Valassis Communications, Inc. (a)                       56,280
                                                               --------------
                                                                      218,077
                                                               --------------

               METALS & MINING -- 2.5%
        1,433  Reliance Steel & Aluminum Co.                           80,091
        5,565  Steel Dynamics, Inc.                                    71,065
        3,375  Worthington Industries, Inc.                            60,210
                                                               --------------
                                                                      211,366
                                                               --------------

               MULTILINE RETAIL -- 0.5%
        4,181  Saks, Inc. (a)                                          45,824
                                                               --------------

               MULTI-UTILITIES -- 2.3%
        1,121  Alliant Energy Corp.                                    50,714
        1,448  Black Hills Corp.                                       47,798
        2,168  MDU Resources Group, Inc.                               49,734
        1,671  Vectren Corp.                                           49,211
                                                               --------------
                                                                      197,457
                                                               --------------

               OIL, GAS & CONSUMABLE FUELS -- 5.7%
        7,555  Arch Coal, Inc.                                         73,737
        1,646  Energen Corp.                                           86,217
        6,676  Forest Oil Corp. (a)                                    88,924
        2,517  HollyFrontier Corp.                                     77,574
       10,373  Patriot Coal Corp. (a)                                  60,475
       16,054  Quicksilver Resources, Inc. (a)                         75,454
          394  World Fuel Services Corp.                               17,360
                                                               --------------
                                                                      479,741
                                                               --------------

               PAPER & FOREST PRODUCTS -- 0.9%
          847  Domtar Corp.                                            74,096
                                                               --------------

               PROFESSIONAL SERVICES -- 1.5%
        3,864  Korn/Ferry International (a)                            62,404
          682  Manpower, Inc.                                          29,053
          489  Towers Watson & Co., Class A                            31,980
                                                               --------------
                                                                      123,437
                                                               --------------

               REAL ESTATE INVESTMENT TRUSTS -- 0.8%
          366  Rayonier, Inc.                                          16,598
          625  SL Green Realty Corp.                                   51,525
                                                               --------------
                                                                       68,123
                                                               --------------

               ROAD & RAIL -- 1.1%
          991  Con-way, Inc.                                           32,208
        2,604  Werner Enterprises, Inc.                                61,506
                                                               --------------
                                                                       93,714
                                                               --------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.1%
        3,282  Atmel Corp. (a)                                         29,111
        2,071  Cypress Semiconductor Corp.                             32,100
        5,504  Fairchild Semiconductor International, Inc. (a)         77,992


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                   (CONTINUED)
        2,263  Integrated Device Technology, Inc. (a)          $       15,321
        3,507  International Rectifier Corp. (a)                       76,558
        2,890  Intersil Corp., Class A                                 29,680
                                                               --------------
                                                                      260,762
                                                               --------------

               SOFTWARE -- 0.9%
        1,761  Compuware Corp. (a)                                     15,356
        2,178  Mentor Graphics Corp. (a)                               31,472
        1,056  Synopsys, Inc. (a)                                      31,691
                                                               --------------
                                                                       78,519
                                                               --------------

               SPECIALTY RETAIL -- 8.5%
        3,124  Aaron's, Inc.                                           84,879
        1,883  American Eagle Outfitters, Inc.                         33,913
        1,695  ANN, Inc. (a)                                           46,935
        3,664  Barnes & Noble, Inc. (a)                                76,028
        3,215  Chico's FAS, Inc.                                       49,382
        1,042  Foot Locker, Inc.                                       31,875
        2,589  Guess?, Inc.                                            75,806
       18,762  Office Depot, Inc. (a)                                  57,036
       13,008  RadioShack Corp.                                        67,381
        2,143  Rent-A-Center, Inc.                                     73,312
        1,369  Signet Jewelers Ltd.                                    66,766
        1,295  Williams-Sonoma, Inc.                                   50,104
                                                               --------------
                                                                      713,417
                                                               --------------

               TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
        1,096  Hanesbrands, Inc. (a)                                   30,929
                                                               --------------

               THRIFTS & MORTGAGE FINANCE -- 1.0%
        3,282  Astoria Financial Corp.                                 31,803
        2,327  New York Community Bancorp, Inc.                        31,391
          962  Washington Federal, Inc.                                16,873
                                                               --------------
                                                                       80,067
                                                               --------------

               TOBACCO -- 0.8%
        1,389  Universal Corp.                                         63,658
                                                               --------------

               TRADING COMPANIES & DISTRIBUTORS -- 0.6%
        1,205  GATX Corp.                                              51,658
                                                               --------------
               TOTAL INVESTMENTS -- 100.0%                          8,397,159
                (Cost $7,971,277) (b)
               NET OTHER ASSETS AND
                   LIABILITIES -- 0.0%                                    268
                                                               --------------
               NET ASSETS -- 100.0%                            $    8,397,427
                                                               ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $651,466 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $225,584.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                       LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*                     $8,397,159        $ --                $ --
                            ====================================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 3.5%
        5,600  BE Aerospace, Inc. (a)                          $      263,368
        2,797  Esterline Technologies Corp. (a)                       191,567
        3,189  Triumph Group, Inc.                                    200,333
                                                               --------------
                                                                      655,268
                                                               --------------

               AIRLINES -- 0.5%
        2,790  Alaska Air Group, Inc. (a)                              94,302
                                                               --------------

               BEVERAGES -- 1.1%
        3,219  Monster Beverage Corp. (a)                             209,106
                                                               --------------

               BIOTECHNOLOGY -- 1.2%
        1,285  Regeneron Pharmaceuticals, Inc. (a)                    173,809
        1,218  Vertex Pharmaceuticals, Inc. (a)                        46,869
                                                               --------------
                                                                      220,678
                                                               --------------

               CAPITAL MARKETS -- 1.6%
        1,341  Affiliated Managers Group, Inc. (a)                    152,365
        1,145  Greenhill & Co., Inc.                                   44,483
        3,083  Waddell & Reed Financial, Inc., Class A                 98,594
                                                               --------------
                                                                      295,442
                                                               --------------

               CHEMICALS -- 3.2%
        3,126  Albemarle Corp.                                        204,128
          533  NewMarket Corp.                                        118,976
        5,389  Valspar (The) Corp.                                    275,647
                                                               --------------
                                                                      598,751
                                                               --------------

               COMMERCIAL BANKS -- 1.7%
          793  Signature Bank (a)                                      52,092
        4,044  SVB Financial Group (a)                                259,180
                                                               --------------
                                                                      311,272
                                                               --------------

               COMMERCIAL SERVICES & SUPPLIES -- 2.5%
        2,226  Clean Harbors, Inc. (a)                                151,902
        1,916  Copart, Inc. (a)                                        50,601
        6,334  Mine Safety Appliances Co.                             268,942
                                                               --------------
                                                                      471,445
                                                               --------------

               COMMUNICATIONS EQUIPMENT -- 0.9%
        9,258  Ciena Corp. (a)                                        137,203
        1,779  Riverbed Technology, Inc. (a)                           35,100
                                                               --------------
                                                                      172,303
                                                               --------------

               CONSTRUCTION MATERIALS -- 0.3%
          583  Martin Marietta Materials, Inc.                         48,319
                                                               --------------

               CONTAINERS & PACKAGING -- 2.0%
          912  AptarGroup, Inc.                                        49,713
        2,958  Rock-Tenn Co., Class A                                 184,372
        3,391  Silgan Holdings, Inc.                                  148,763
                                                               --------------
                                                                      382,848
                                                               --------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               DISTRIBUTORS -- 0.9%
        4,809  LKQ Corp. (a)                                   $      160,861
                                                               --------------

               DIVERSIFIED CONSUMER SERVICES -- 0.3%
        1,270  Sotheby's                                               49,936
                                                               --------------

               DIVERSIFIED FINANCIAL SERVICES -- 0.3%
        1,357  MSCI, Inc. (a)                                          49,653
                                                               --------------

               DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
        4,509  tw telecom, Inc. (a)                                    98,206
                                                               --------------

               ELECTRICAL EQUIPMENT -- 5.3%
        3,181  Acuity Brands, Inc.                                    176,768
        3,090  AMETEK, Inc.                                           155,520
        2,543  Hubbell, Inc., Class B                                 204,050
        3,049  Regal-Beloit Corp.                                     206,235
        3,619  Thomas & Betts Corp. (a)                               260,242
                                                               --------------
                                                                    1,002,815
                                                               --------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   -- 1.1%
        3,672  Trimble Navigation Ltd. (a)                            198,802
                                                               --------------

               ENERGY EQUIPMENT & SERVICES -- 1.8%
        3,708  Oceaneering International, Inc.                        191,444
        1,920  Oil States International, Inc. (a)                     152,794
                                                               --------------
                                                                      344,238
                                                               --------------

               FOOD PRODUCTS -- 1.9%
        4,514  Corn Products International, Inc.                      257,569
        2,453  Flowers Foods, Inc.                                     52,617
          674  Ralcorp Holdings, Inc. (a)                              49,074
                                                               --------------
                                                                      359,260
                                                               --------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
          611  Cooper (The) Cos., Inc.                                 53,872
        4,637  Hologic, Inc. (a)                                       88,659
          571  IDEXX Laboratories, Inc. (a)                            50,208
        1,616  ResMed, Inc. (a)                                        54,960
                                                               --------------
                                                                      247,699
                                                               --------------

               HEALTH CARE PROVIDERS & SERVICES -- 3.7%
        2,970  AMERIGROUP Corp. (a)                                   183,427
        3,136  Catalyst Health Solutions, Inc. (a)                    270,857
        1,980  Henry Schein, Inc. (a)                                 151,945
        1,601  HMS Holdings Corp. (a)                                  38,520
          672  MEDNAX, Inc. (a)                                        47,201
                                                               --------------
                                                                      691,950
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE -- 3.8%
        4,275  Bally Technologies, Inc. (a)                    $      207,551
        2,964  Life Time Fitness, Inc. (a)                            138,004
        1,242  Panera Bread Co., Class A (a)                          196,137
       17,139  Scientific Games Corp., Class A (a)                    174,132
                                                               --------------
                                                                      715,824
                                                               --------------

               HOUSEHOLD DURABLES -- 0.5%
        1,574  Tupperware Brands Corp.                                 98,044
                                                               --------------

               HOUSEHOLD PRODUCTS -- 0.3%
        1,016  Church & Dwight Co., Inc.                               51,613
                                                               --------------

               INDUSTRIAL CONGLOMERATES -- 1.5%
        5,213  Carlisle Cos., Inc.                                    287,028
                                                               --------------

               INSURANCE -- 0.8%
        4,194  Arthur J. Gallagher & Co.                              157,527
                                                               --------------

               INTERNET & CATALOG RETAIL -- 0.6%
        2,627  HSN, Inc.                                              101,665
                                                               --------------

               INTERNET SOFTWARE & SERVICES -- 4.0%
        1,653  Equinix, Inc. (a)                                      271,423
        4,503  Rackspace Hosting, Inc. (a)                            261,579
       10,124  ValueClick, Inc. (a)                                   214,426
                                                               --------------
                                                                      747,428
                                                               --------------

               IT SERVICES -- 5.3%
        1,587  Alliance Data Systems Corp. (a)                        203,914
        2,343  Gartner, Inc. (a)                                      102,623
        1,052  Global Payments, Inc.                                   48,844
        3,843  Lender Processing Services, Inc.                       102,032
        4,024  NeuStar, Inc., Class A (a)                             146,272
        2,890  VeriFone Systems, Inc. (a)                             137,680
        4,020  Wright Express Corp. (a)                               256,556
                                                               --------------
                                                                      997,921
                                                               --------------

               LEISURE EQUIPMENT & PRODUCTS -- 1.5%
        3,607  Polaris Industries, Inc.                               286,540
                                                               --------------

               LIFE SCIENCES TOOLS & SERVICES -- 0.8%
          811  Mettler-Toledo International, Inc. (a)                 145,429
                                                               --------------

               MACHINERY -- 10.0%
        2,060  Crane Co.                                               90,908
        2,797  Donaldson Co., Inc.                                     96,944
        3,766  Graco, Inc.                                            200,766
        2,372  IDEX Corp.                                             102,731
        5,742  Lincoln Electric Holdings, Inc.                        281,415
        1,833  Nordson Corp.                                           98,799
        5,466  Pentair, Inc.                                          236,896
        2,578  SPX Corp.                                              197,939
        2,216  Valmont Industries, Inc.                               274,629
        1,989  Wabtec Corp.                                           154,704


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               MACHINERY (CONTINUED)
        3,500  Woodward, Inc.                                  $      145,565
                                                               --------------
                                                                    1,881,296
                                                               --------------

               MARINE -- 0.5%
        1,519  Kirby Corp. (a)                                        100,816
                                                               --------------

               MEDIA -- 0.3%
        1,542  Lamar Advertising Co., Class A (a)                      49,066
                                                               --------------

               METALS & MINING -- 0.6%
        1,913  Carpenter Technology Corp.                             106,478
                                                               --------------

               OFFICE ELECTRONICS -- 0.5%
        2,426  Zebra Technologies Corp., Class A (a)                   94,105
                                                               --------------

               OIL, GAS & CONSUMABLE FUELS -- 1.0%
        4,686  Plains Exploration & Production Co. (a)                191,423
                                                               --------------

               PHARMACEUTICALS -- 0.7%
        3,870  Endo Pharmaceuticals Holdings, Inc. (a)                135,992
                                                               --------------

               PROFESSIONAL SERVICES -- 0.5%
        2,323  Corporate Executive Board (The) Co.                     96,103
                                                               --------------

               REAL ESTATE INVESTMENT TRUSTS -- 3.0%
        1,117  American Campus Communities, Inc.                       49,651
          330  Essex Property Trust, Inc.                              52,130
        2,595  Macerich (The) Co.                                     159,774
        2,350  OMEGA Healthcare Investors, Inc.                        50,313
        1,290  Realty Income Corp.                                     50,749
        1,123  Regency Centers Corp.                                   50,490
        1,370  Taubman Centers, Inc.                                  105,737
        1,871  UDR, Inc.                                               49,263
                                                               --------------
                                                                      568,107
                                                               --------------

               ROAD & RAIL -- 3.3%
        4,786  J.B. Hunt Transport Services, Inc.                     264,809
        1,394  Kansas City Southern                                   107,366
        4,508  Landstar System, Inc.                                  241,494
                                                               --------------
                                                                      613,669
                                                               --------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.3%
        3,511  Semtech Corp. (a)                                       95,710
        5,421  Skyworks Solutions, Inc. (a)                           147,126
                                                               --------------
                                                                      242,836
                                                               --------------

               SOFTWARE -- 7.4%
        4,963  ACI Worldwide, Inc. (a)                                197,825
        1,537  ANSYS, Inc. (a)                                        103,087
       12,659  Cadence Design Systems, Inc. (a)                       147,730
        1,741  Concur Technologies, Inc. (a)                           98,471
        4,552  Fair Isaac Corp.                                       195,281


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
        1,889  Informatica Corp. (a)                           $       86,932
        1,807  MICROS Systems, Inc. (a)                               102,692
        9,313  Parametric Technology Corp. (a)                        200,974
        4,294  Quest Software, Inc. (a)                                99,921
        4,914  TIBCO Software, Inc. (a)                               161,671
                                                               --------------
                                                                    1,394,584
                                                               --------------

               SPECIALTY RETAIL -- 6.6%
        2,256  Advance Auto Parts, Inc.                               207,101
        6,933  Aeropostale, Inc. (a)                                  153,774
       11,743  Ascena Retail Group, Inc. (a)                          240,496
        4,157  Dick's Sporting Goods, Inc.                            210,344
        2,619  PetSmart, Inc.                                         152,583
        2,873  Tractor Supply Co.                                     282,732
                                                               --------------
                                                                    1,247,030
                                                               --------------

               TEXTILES, APPAREL & LUXURY GOODS -- 6.4%
        5,228  Carter's, Inc. (a)                                     283,881
        1,972  Fossil, Inc. (a)                                       257,681
        2,913  PVH Corp.                                              258,675
        2,768  Under Armour, Inc., Class A (a)                        271,070
        2,567  Warnaco Group (The), Inc. (a)                          135,948
                                                               --------------
                                                                    1,207,255
                                                               --------------

               TRADING COMPANIES & DISTRIBUTORS -- 3.2%
        2,400  MSC Industrial Direct Co., Inc., Class A               176,904
        6,067  United Rentals, Inc. (a)                               283,207
        2,024  Watsco, Inc.                                           145,627
                                                               --------------
                                                                      605,738
                                                               --------------

               TOTAL INVESTMENTS -- 100.0%                         18,786,671
               (Cost $17,302,024) (b)
               NET OTHER ASSETS AND
                   LIABILITIES -- 0.0%                                  2,741
                                                               --------------
               NET ASSETS -- 100.0%                            $   18,789,412
                                                               ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,654,063 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $169,416.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                       LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*                    $18,786,671        $ --                $ --
                            ====================================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.7%
        1,466  AAR Corp.                                       $       22,650
          823  Ceradyne, Inc.                                          20,838
          579  Curtiss-Wright Corp.                                    20,433
          500  Moog, Inc., Class A (a)                                 21,135
        2,034  Orbital Sciences Corp. (a)                              25,547
                                                               --------------
                                                                      110,603
                                                               --------------

               AIRLINES -- 0.5%
        2,421  SkyWest, Inc.                                           21,765
                                                               --------------

               AUTO COMPONENTS -- 1.5%
          393  Drew Industries, Inc. (a)                               11,703
          993  Spartan Motors, Inc.                                     4,319
        1,508  Standard Motor Products, Inc.                           22,726
        1,369  Superior Industries International, Inc.                 23,424
                                                               --------------
                                                                       62,172
                                                               --------------

               BIOTECHNOLOGY -- 0.2%
          670  Emergent Biosolutions, Inc. (a)                          9,420
                                                               --------------

               BUILDING PRODUCTS -- 1.0%
          406  Apogee Enterprises, Inc.                                 6,236
          706  Gibraltar Industries, Inc. (a)                           9,545
        1,000  Griffon Corp.                                            9,910
          299  Quanex Building Products Corp.                           5,511
          163  Simpson Manufacturing Co., Inc.                          5,058
          153  Universal Forest Products, Inc.                          5,722
                                                               --------------
                                                                       41,982
                                                               --------------

               CAPITAL MARKETS -- 1.5%
          816  Calamos Asset Management, Inc., Class A                 10,543
        2,436  Prospect Capital Corp.                                  26,601
          312  Virtus Investment Partners, Inc. (a)                    26,333
                                                               --------------
                                                                       63,477
                                                               --------------

               CHEMICALS -- 3.6%
          595  A. Schulman, Inc.                                       14,643
          685  Calgon Carbon Corp. (a)                                  9,480
        1,007  Kraton Performance Polymers, Inc. (a)                   26,182
          972  OM Group, Inc. (a)                                      23,445
        1,858  PolyOne Corp.                                           25,752
          543  Quaker Chemical Corp.                                   23,566
          819  Tredegar Corp.                                          14,210
          744  Zep, Inc.                                               10,602
                                                               --------------
                                                                      147,880
                                                               --------------

               COMMERCIAL BANKS -- 4.1%
          152  City Holding Co.                                         5,069
          231  Columbia Banking System, Inc.                            4,733
          372  Community Bank System, Inc.                             10,461
          436  F.N.B. Corp.                                             4,949
        1,194  First BanCorp (a)                                        5,087
          858  First Commonwealth Financial Corp.                       5,517


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMERCIAL BANKS (CONTINUED)
          304  First Financial Bancorp                         $        5,110
          439  First Midwest Bancorp, Inc.                              4,675
        1,586  Hanmi Financial Corp. (a)                               16,542
          198  Home BancShares, Inc.                                    5,770
          373  Independent Bank Corp.                                  10,470
        1,209  National Penn Bancshares, Inc.                          11,147
          486  NBT Bancorp, Inc.                                        9,987
          401  Old National Bancorp                                     5,141
          584  Pinnacle Financial Partners, Inc. (a)                   10,687
          347  PrivateBancorp, Inc.                                     5,458
          494  S&T Bancorp, Inc.                                        9,248
          204  Simmons First National Corp., Class A                    4,965
          549  Sterling Bancorp                                         5,221
          533  Susquehanna Bancshares, Inc.                             5,527
          268  Tompkins Financial Corp.                                10,144
          388  Umpqua Holdings Corp.                                    5,137
          300  Wintrust Financial Corp.                                10,839
                                                               --------------
                                                                      171,884
                                                               --------------

               COMMERCIAL SERVICES & SUPPLIES -- 4.7%
          441  ABM Industries, Inc.                                    10,267
          474  Consolidated Graphics, Inc. (a)                         18,955
        1,186  Encore Capital Group, Inc. (a)                          28,108
          627  G&K Services, Inc., Class A                             20,603
        1,126  Geo Group (The), Inc. (a)                               23,319
          377  Interface, Inc., Class A                                 5,338
          508  Mobile Mini, Inc. (a)                                    9,581
        1,693  Sykes Enterprises, Inc. (a)                             26,834
          348  UniFirst Corp.                                          21,145
          518  United Stationers, Inc.                                 14,691
          826  Viad Corp.                                              14,934
                                                               --------------
                                                                      193,775
                                                               --------------

               COMMUNICATIONS EQUIPMENT -- 2.0%
          607  Bel Fuse, Inc., Class B                                 10,799
          658  Comtech Telecommunications Corp.                        20,345
          975  Digi International, Inc. (a)                             9,048
        1,956  Harmonic, Inc. (a)                                       9,232
        1,564  Oplink Communications, Inc. (a)                         24,774
          791  PC-Tel, Inc.                                             5,402
          910  Symmetricom, Inc. (a)                                    5,060
                                                               --------------
                                                                       84,660
                                                               --------------

               COMPUTERS & PERIPHERALS -- 0.1%
          301  Super Micro Computer, Inc. (a)                           5,313
                                                               --------------

               CONSTRUCTION & ENGINEERING -- 1.1%
          900  Aegion Corp. (a)                                        16,425
          688  Dycom Industries, Inc. (a)                              16,092
          387  EMCOR Group, Inc.                                       11,347
                                                               --------------
                                                                       43,864
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               CONTAINERS & PACKAGING -- 0.4%
        1,088  Myers Industries, Inc.                          $       17,985
                                                               --------------

               DISTRIBUTORS -- 0.6%
        1,973  Voxx International Corp. (a)                            25,037
                                                               --------------

               DIVERSIFIED CONSUMER SERVICES -- 2.5%
        2,655  Career Education Corp. (a)                              18,930
        6,461  Corinthian Colleges, Inc. (a)                           24,810
          699  Hillenbrand, Inc.                                       14,637
        3,382  Lincoln Educational Services Corp.                      24,824
        1,622  Universal Technical Institute, Inc.                     19,464
                                                               --------------
                                                                      102,665
                                                               --------------

               DIVERSIFIED FINANCIAL SERVICES -- 0.2%
          629  Interactive Brokers Group, Inc., Class A                 9,542
                                                               --------------

               DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
        2,006  Cbeyond, Inc. (a)                                       12,899
          602  General Communication, Inc., Class A (a)                 4,575
        2,194  Neutral Tandem, Inc. (a)                                25,494
                                                               --------------
                                                                       42,968
                                                               --------------

               ELECTRIC UTILITIES -- 1.8%
          388  ALLETE, Inc.                                            15,990
          660  El Paso Electric Co.                                    20,222
          463  UIL Holdings Corp.                                      15,913
          586  UniSource Energy Corp.                                  21,331
                                                               --------------
                                                                       73,456
                                                               --------------

               ELECTRICAL EQUIPMENT -- 1.1%
          721  Encore Wire Corp.                                       18,379
          619  EnerSys (a)                                             21,634
          658  Vicor Corp.                                              4,586
                                                               --------------
                                                                       44,599
                                                               --------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                  -- 6.8%
          148  Anixter International, Inc. (a)                         10,150
          155  Badger Meter, Inc.                                       5,726
        1,298  Benchmark Electronics, Inc. (a)                         20,612
        1,994  Brightpoint, Inc. (a)                                   12,203
        2,034  CTS Corp.                                               21,825
          592  Daktronics, Inc.                                         4,819
        1,069  Electro Scientific Industries, Inc.                     15,244
          976  Insight Enterprises, Inc. (a)                           19,823
        1,615  Mercury Computer Systems, Inc. (a)                      21,318
        1,153  Methode Electronics, Inc.                                9,743
        1,509  Newport Corp. (a)                                       25,759
          355  Park Electrochemical Corp.                              10,242
          460  Plexus Corp. (a)                                        14,890
          811  Rofin-Sinar Technologies, Inc. (a)                      20,437
          277  Rogers Corp. (a)                                        10,606
          431  ScanSource, Inc. (a)                                    14,206


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                  (CONTINUED)
          701  SYNNEX Corp. (a)                                $       26,701
        1,862  TTM Technologies, Inc. (a)                              19,234
                                                               --------------
                                                                      283,538
                                                               --------------

               ENERGY EQUIPMENT & SERVICES -- 2.3%
          925  Basic Energy Services, Inc. (a)                         13,320
          449  Bristow Group, Inc.                                     21,934
        1,659  ION Geophysical Corp. (a)                               10,335
        1,146  Matrix Service Co. (a)                                  15,643
        2,432  Pioneer Drilling Co. (a)                                19,164
        1,704  TETRA Technologies, Inc. (a)                            14,842
                                                               --------------
                                                                       95,238
                                                               --------------

               FOOD & STAPLES RETAILING -- 1.8%
          440  Andersons (The), Inc.                                   22,176
          941  Nash Finch Co.                                          23,619
        1,476  Spartan Stores, Inc.                                    26,908
                                                               --------------
                                                                       72,703
                                                               --------------

               FOOD PRODUCTS -- 1.5%
          560  Cal-Maine Foods, Inc.                                   20,177
        1,172  Diamond Foods, Inc.                                     24,495
          812  Seneca Foods Corp., Class A (a)                         18,911
                                                               --------------
                                                                       63,583
                                                               --------------

               GAS UTILITIES -- 1.4%
          412  Laclede Group (The), Inc.                               16,224
          241  New Jersey Resources Corp.                              10,421
          236  Northwest Natural Gas Co.                               10,785
          169  Piedmont Natural Gas Co., Inc.                           5,151
          376  Southwest Gas Corp.                                     15,800
                                                               --------------
                                                                       58,381
                                                               --------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.7%
        4,060  CryoLife, Inc. (a)                                      21,478
        1,091  Greatbatch, Inc. (a)                                    25,409
          152  Integra LifeSciences Holdings (a)                        5,659
          318  Invacare Corp.                                           5,040
        1,292  Merit Medical Systems, Inc. (a)                         17,080
        1,146  Palomar Medical Technologies, Inc. (a)                   9,970
        2,270  Symmetry Medical, Inc. (a)                              16,140
          252  West Pharmaceutical Services, Inc.                      11,315
                                                               --------------
                                                                      112,091
                                                               --------------

               HEALTH CARE PROVIDERS & SERVICES -- 3.2%
        1,028  Almost Family, Inc. (a)                                 25,063
          868  AMN Healthcare Services, Inc. (a)                        5,824
          575  AmSurg Corp. (a)                                        16,537
        3,203  Cross Country Healthcare, Inc. (a)                      14,766
          734  Hanger Orthopedic Group, Inc. (a)                       17,286
        2,477  Kindred Healthcare, Inc. (a)                            23,878


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
        2,152  PharMerica Corp. (a)                            $       25,544
          208  PSS World Medical, Inc. (a)                              4,977
                                                               --------------
                                                                      133,875
                                                               --------------

               HOTELS, RESTAURANTS & LEISURE -- 3.8%
        3,412  Boyd Gaming Corp. (a)                                   26,238
          220  Jack in the Box, Inc. (a)                                4,998
        1,705  Marcus (The) Corp.                                      21,330
        2,078  Monarch Casino & Resort, Inc. (a)                       20,115
        1,859  Pinnacle Entertainment, Inc. (a)                        20,635
          432  Red Robin Gourmet Burgers, Inc. (a)                     15,405
        2,930  Ruby Tuesday, Inc. (a)                                  19,924
        2,114  Ruth's Hospitality Group, Inc. (a)                      14,629
          964  Texas Roadhouse, Inc.                                   16,629
                                                               --------------
                                                                      159,903
                                                               --------------

               HOUSEHOLD DURABLES -- 1.8%
          786  Helen of Troy Ltd. (a)                                  27,196
        1,788  La-Z-Boy, Inc. (a)                                      26,945
        1,339  Universal Electronics, Inc. (a)                         22,656
                                                               --------------
                                                                       76,797
                                                               --------------

               HOUSEHOLD PRODUCTS -- 0.6%
        2,222  Central Garden & Pet Co., Class A (a)                   23,753
                                                               --------------

               INDUSTRIAL CONGLOMERATES -- 0.4%
          390  Standex International Corp.                             17,183
                                                               --------------

               INSURANCE -- 3.8%
          213  AMERISAFE, Inc. (a)                                      5,691
          118  Delphi Financial Group, Inc., Class A                    5,360
          906  Employers Holdings, Inc.                                15,692
        1,214  Horace Mann Educators Corp.                             21,306
        2,294  Meadowbrook Insurance Group, Inc.                       20,256
        1,413  National Financial Partners Corp. (a)                   20,842
          111  Navigators Group (The), Inc. (a)                         5,272
        1,872  Presidential Life Corp.                                 21,678
          126  Safety Insurance Group, Inc.                             5,021
          299  Selective Insurance Group, Inc.                          5,229
          754  Stewart Information Services Corp.                      11,099
          954  Tower Group, Inc.                                       20,587
                                                               --------------
                                                                      158,033
                                                               --------------

               INTERNET & CATALOG RETAIL -- 0.4%
          469  Nutrisystem, Inc.                                        5,431
          864  PetMed Express, Inc.                                    11,638
                                                               --------------
                                                                       17,069
                                                               --------------

               INTERNET SOFTWARE & SERVICES -- 1.0%
          573  Digital River, Inc. (a)                                 10,778
          438  Perficient, Inc. (a)                                     5,260
        5,470  United Online, Inc.                                     25,928
                                                               --------------
                                                                       41,966
                                                               --------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               IT SERVICES -- 1.9%
          408  Cardtronics, Inc. (a)                           $       10,755
        1,413  CSG Systems International, Inc. (a)                     20,347
        4,186  NCI, Inc., Class A (a)                                  20,763
        1,661  TeleTech Holdings, Inc. (a)                             25,164
                                                               --------------
                                                                       77,029
                                                               --------------

               LEISURE EQUIPMENT & PRODUCTS -- 0.4%
          123  Arctic Cat, Inc. (a)                                     5,442
          614  JAKKS Pacific, Inc.                                     11,709
                                                               --------------
                                                                       17,151
                                                               --------------

               LIFE SCIENCES TOOLS & SERVICES -- 0.4%
        2,296  Cambrex Corp. (a)                                       14,878
                                                               --------------

               MACHINERY -- 4.4%
          555  Actuant Corp., Class A                                  15,135
          467  Albany International Corp., Class A                     11,255
          294  Astec Industries, Inc. (a)                               9,199
          611  Barnes Group, Inc.                                      16,130
          895  Briggs & Stratton Corp.                                 16,200
          535  Cascade Corp.                                           25,182
          483  CIRCOR International, Inc.                              15,031
          261  EnPro Industries, Inc. (a)                              10,808
          292  ESCO Technologies, Inc.                                 10,045
          325  John Bean Technologies Corp.                             5,197
          840  Kaydon Corp.                                            20,605
        1,575  Lydall, Inc. (a)                                        16,616
          236  Mueller Industries, Inc.                                10,788
                                                               --------------
                                                                      182,191
                                                               --------------

               MEDIA -- 1.3%
        2,620  Digital Generation, Inc. (a)                            24,314
        2,364  Harte-Hanks, Inc.                                       19,857
        1,138  Live Nation Entertainment, Inc. (a)                     10,310
                                                               --------------
                                                                       54,481
                                                               --------------

               METALS & MINING -- 2.6%
          416  A.M. Castle & Co. (a)                                    5,570
          545  AMCOL International Corp.                               17,963
        1,807  Century Aluminum Co. (a)                                16,625
          111  Kaiser Aluminum Corp.                                    5,835
          931  Materion Corp. (a)                                      23,005
        1,115  Olympic Steel, Inc.                                     23,560
          228  RTI International Metals, Inc. (a)                       5,597
          754  SunCoke Energy, Inc. (a)                                11,476
                                                               --------------
                                                                      109,631
                                                               --------------

               MULTILINE RETAIL -- 1.2%
        1,465  Fred's, Inc., Class A                                   20,979
        6,966  Tuesday Morning Corp. (a)                               28,142
                                                               --------------
                                                                       49,121
                                                               --------------

               MULTI-UTILITIES -- 1.0%
          838  Avista Corp.                                            22,157


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               MULTI-UTILITIES (CONTINUED)
          603  NorthWestern Corp.                              $       21,418
                                                               --------------
                                                                       43,575
                                                               --------------

               OIL, GAS & CONSUMABLE FUELS -- 4.3%
        1,679  Cloud Peak Energy, Inc. (a)                             25,840
        1,352  Comstock Resources, Inc. (a)                            23,755
          736  Gulfport Energy Corp. (a)                               19,291
        4,703  Penn Virginia Corp.                                     24,079
          434  Petroleum Development Corp. (a)                         14,925
        2,614  PetroQuest Energy, Inc. (a)                             15,788
          937  Stone Energy Corp. (a)                                  26,283
          921  Swift Energy Co. (a)                                    27,860
                                                               --------------
                                                                      177,821
                                                               --------------

               PAPER & FOREST PRODUCTS -- 1.6%
          473  Buckeye Technologies, Inc.                              15,330
          484  Clearwater Paper Corp. (a)                              15,957
        1,358  KapStone Paper & Packaging Corp. (a)                    24,526
          360  Neenah Paper, Inc.                                      10,282
                                                               --------------
                                                                       66,095
                                                               --------------

               PERSONAL PRODUCTS -- 0.4%
        1,023  Inter Parfums, Inc.                                     16,112
                                                               --------------

               PROFESSIONAL SERVICES -- 1.7%
          598  CDI Corp.                                               10,609
        1,673  Kelly Services, Inc., Class A                           23,405
        1,154  Navigant Consulting, Inc. (a)                           16,064
        1,142  Resources Connection, Inc.                              14,823
          294  TrueBlue, Inc. (a)                                       5,074
                                                               --------------
                                                                       69,975
                                                               --------------

               REAL ESTATE INVESTMENT TRUSTS -- 0.9%
          113  Entertainment Properties Trust                           5,423
          496  Franklin Street Properties Corp.                         4,995
          676  Universal Health Realty Income Trust                    27,337
                                                               --------------
                                                                       37,755
                                                               --------------

               ROAD & RAIL -- 1.0%
        1,138  Arkansas Best Corp.                                     17,457
        1,110  Heartland Express, Inc.                                 15,351
          607  Knight Transportation, Inc.                              9,967
                                                               --------------
                                                                       42,775
                                                               --------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.6%
        1,631  Advanced Energy Industries, Inc. (a)                    19,474
        2,169  Brooks Automation, Inc.                                 25,507
        1,882  Cohu, Inc.                                              20,664
          692  Diodes, Inc. (a)                                        15,425
        1,043  Micrel, Inc.                                            11,358
          726  MKS Instruments, Inc.                                   20,074
          867  Nanometrics, Inc. (a)                                   13,447
        1,323  Pericom Semiconductor Corp. (a)                         10,399
        1,926  Rudolph Technologies, Inc. (a)                          20,801


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                  (CONTINUED)
          414  Standard Microsystems Corp. (a)                 $       10,963
          291  Supertex, Inc. (a)                                       5,957
        3,103  TriQuint Semiconductor, Inc. (a)                        15,143
                                                               --------------
                                                                      189,212
                                                               --------------

               SOFTWARE -- 0.6%
        1,326  EPIQ Systems, Inc.                                      15,064
          353  Monotype Imaging Holdings, Inc. (a)                      5,009
          223  Progress Software Corp. (a)                              5,160
                                                               --------------
                                                                       25,233
                                                               --------------

               SPECIALTY RETAIL -- 6.6%
        3,412  Big 5 Sporting Goods Corp.                              28,558
        2,898  Brown Shoe Co., Inc.                                    26,401
          138  Cabela's, Inc. (a)                                       5,218
          774  Cato (The) Corp., Class A                               21,540
        1,008  Finish Line (The), Inc., Class A                        22,438
          191  Group 1 Automotive, Inc.                                11,055
        2,410  Haverty Furniture Cos., Inc.                            28,920
          614  Lithia Motors, Inc., Class A                            16,474
          415  Men's Wearhouse (The), Inc.                             15,371
        3,741  OfficeMax, Inc. (a)                                     17,396
        1,076  Pep Boys-Manny, Moe & Jack (The)                        16,065
          896  Sonic Automotive, Inc., Class A                         15,071
        1,647  Stage Stores, Inc.                                      25,150
        4,053  Stein Mart, Inc. (a)                                    26,020
                                                               --------------
                                                                      275,677
                                                               --------------

               TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
        1,539  Iconix Brand Group, Inc. (a)                            23,608
          476  Maidenform Brands, Inc. (a)                             10,867
        1,433  Perry Ellis International, Inc. (a)                     26,812
                                                               --------------
                                                                       61,287
                                                               --------------

               THRIFTS & MORTGAGE FINANCE -- 0.8%
          562  Brookline Bancorp, Inc.                                  5,047
          732  Dime Community Bancshares, Inc.                         10,146
          414  Northwest Bancshares, Inc.                               5,100
          736  Provident Financial Services, Inc.                      10,819
                                                               --------------
                                                                       31,112
                                                               --------------

               WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
          254  NTELOS Holdings Corp.                                    5,136
        1,920  USA Mobility, Inc.                                      24,806
                                                               --------------
                                                                       29,942
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


               DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               TOTAL INVESTMENTS -- 100.0%                     $    4,158,213
               (Cost $4,266,844) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                                     748
                                                               --------------
               NET ASSETS -- 100.0%                            $    4,158,961
                                                               ==============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $168,043 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $276,674.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                       LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*                     $4,158,213        $ --                $ --
                            ====================================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.0%
          339  Cubic Corp.                                     $       15,672
        1,017  Teledyne Technologies, Inc. (a)                         65,718
                                                               --------------
                                                                       81,390
                                                               --------------

               AIR FREIGHT & LOGISTICS -- 1.2%
        1,311  Forward Air Corp.                                       44,286
        1,779  Hub Group, Inc., Class A (a)                            62,265
                                                               --------------
                                                                      106,551
                                                               --------------

               AIRLINES -- 0.4%
          588  Allegiant Travel Co. (a)                                34,551
                                                               --------------

               BEVERAGES -- 0.2%
          150  Boston Beer (The) Co., Inc., Class A (a)                15,498
                                                               --------------

               BIOTECHNOLOGY -- 1.1%
        6,858  ArQule, Inc. (a)                                        48,349
          741  Cubist Pharmaceuticals, Inc. (a)                        31,329
        1,046  Momenta Pharmaceuticals, Inc. (a)                       16,611
                                                               --------------
                                                                       96,289
                                                               --------------

               BUILDING PRODUCTS -- 1.4%
        1,070  A.O. Smith Corp.                                        50,932
        5,569  NCI Building Systems, Inc. (a)                          66,772
                                                               --------------
                                                                      117,704
                                                               --------------

               CAPITAL MARKETS -- 0.2%
          424  Stifel Financial Corp. (a)                              15,442
                                                               --------------

               CHEMICALS -- 4.9%
        3,800  American Vanguard Corp.                                 95,000
        2,510  H.B. Fuller Co.                                         82,579
          431  Hawkins, Inc.                                           14,969
        1,662  Koppers Holdings, Inc.                                  64,618
        2,118  LSB Industries, Inc. (a)                                71,843
          939  Stepan Co.                                              85,317
                                                               --------------
                                                                      414,326
                                                               --------------

               COMMERCIAL BANKS -- 2.1%
        1,538  Bank of the Ozarks, Inc.                                47,524
        1,365  CVB Financial Corp.                                     15,793
        1,319  PacWest Bancorp                                         31,419
        1,389  Texas Capital Bancshares, Inc. (a)                      52,379
          716  UMB Financial Corp.                                     34,404
                                                               --------------
                                                                      181,519
                                                               --------------

               COMMERCIAL SERVICES & SUPPLIES -- 1.5%
        2,260  Healthcare Services Group, Inc.                         47,957
        3,127  Tetra Tech, Inc. (a)                                    83,491
                                                               --------------
                                                                      131,448
                                                               --------------

               COMMUNICATIONS EQUIPMENT -- 1.2%
        2,158  NETGEAR, Inc. (a)                                       83,083


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMUNICATIONS EQUIPMENT (CONTINUED)
          332  ViaSat, Inc. (a)                                $       16,036
                                                               --------------
                                                                       99,119
                                                               --------------

               COMPUTERS & PERIPHERALS -- 1.0%
          878  Stratasys, Inc. (a)                                     44,962
        1,317  Synaptics, Inc. (a)                                     40,445
                                                               --------------
                                                                       85,407
                                                               --------------

               CONSTRUCTION MATERIALS -- 1.2%
        1,384  Eagle Materials, Inc.                                   48,744
       11,502  Headwaters, Inc. (a)                                    49,919
                                                               --------------
                                                                       98,663
                                                               --------------

               CONSUMER FINANCE -- 0.9%
          334  Cash America International, Inc.                        15,614
          988  EZCORP, Inc., Class A (a)                               26,469
          747  First Cash Financial Services, Inc. (a)                 30,597
                                                               --------------
                                                                       72,680
                                                               --------------

               DISTRIBUTORS -- 1.0%
        2,202  Pool Corp.                                              81,276
                                                               --------------

               DIVERSIFIED CONSUMER SERVICES -- 1.0%
        1,297  Coinstar, Inc. (a)                                      81,439
                                                               --------------

               DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
          441  Atlantic Tele-Network, Inc.                             15,020
                                                               --------------

               ELECTRIC UTILITIES -- 0.2%
          455  Central Vermont Public Service Corp.                    16,039
                                                               --------------

               ELECTRICAL EQUIPMENT -- 2.2%
          931  AZZ, Inc.                                               48,142
        1,691  Belden, Inc.                                            58,813
          980  Franklin Electric Co., Inc.                             49,147
        1,355  II-VI, Inc. (a)                                         27,655
                                                               --------------
                                                                      183,757
                                                               --------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   -- 5.5%
        1,135  Cognex Corp.                                            45,684
        1,413  FARO Technologies, Inc. (a)                             79,100
        1,678  FEI Co. (a)                                             84,185
        1,022  Littelfuse, Inc.                                        64,049
          951  Measurement Specialties, Inc. (a)                       33,979
        1,552  MTS Systems Corp.                                       74,449
        1,344  OSI Systems, Inc. (a)                                   89,860
                                                               --------------
                                                                      471,306
                                                               --------------

               ENERGY EQUIPMENT & SERVICES -- 1.9%
        1,144  Hornbeck Offshore Services, Inc. (a)                    47,625
          596  Lufkin Industries, Inc.                                 45,796


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES (CONTINUED)
          609  OYO Geospace Corp. (a)                          $       70,169
                                                               --------------
                                                                      163,590
                                                               --------------

               FOOD & STAPLES RETAILING -- 1.8%
        1,486  Casey's General Stores, Inc.                            83,736
        1,374  United Natural Foods, Inc. (a)                          67,725
                                                               --------------
                                                                      151,461
                                                               --------------

               FOOD PRODUCTS -- 4.1%
          712  B&G Foods, Inc.                                         15,835
        2,394  Calavo Growers, Inc.                                    68,660
        4,731  Darling International, Inc. (a)                         77,494
        1,881  Hain Celestial Group (The), Inc. (a)                    88,971
          604  Sanderson Farms, Inc.                                   31,173
        2,480  Snyder's-Lance, Inc.                                    64,182
                                                               --------------
                                                                      346,315
                                                               --------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 4.2%
        2,327  Align Technology, Inc. (a)                              73,789
          949  Analogic Corp.                                          64,731
        3,285  Cantel Medical Corp.                                    77,132
          841  Cyberonics, Inc. (a)                                    32,210
          230  Haemonetics Corp. (a)                                   16,461
          326  ICU Medical, Inc. (a)                                   17,112
        1,095  Kensey Nash Corp.                                       31,131
          410  Neogen Corp. (a)                                        15,986
          952  NuVasive, Inc. (a)                                      15,775
        1,043  SurModics, Inc. (a)                                     15,426
                                                               --------------
                                                                      359,753
                                                               --------------

               HEALTH CARE PROVIDERS & SERVICES -- 3.8%
          551  Air Methods Corp. (a)                                   46,344
        2,727  Bio-Reference Laboratories, Inc. (a)                    58,140
        1,683  Centene Corp. (a)                                       66,630
          511  Chemed Corp.                                            30,834
        1,180  Ensign Group (The), Inc.                                31,518
          937  MWI Veterinary Supply, Inc. (a)                         88,453
                                                               --------------
                                                                      321,919
                                                               --------------

               HEALTH CARE TECHNOLOGY -- 0.5%
        1,203  Medidata Solutions, Inc. (a)                            31,170
          366  Quality Systems, Inc.                                   13,688
                                                               --------------
                                                                       44,858
                                                               --------------

               HOTELS, RESTAURANTS & LEISURE -- 6.5%
           80  Biglari Holdings, Inc. (a)                              32,506
          637  BJ's Restaurants, Inc. (a)                              27,512
          909  Buffalo Wild Wings, Inc. (a)                            76,220
          845  CEC Entertainment, Inc.                                 32,296
          862  Cracker Barrel Old Country Store, Inc.                  49,582
          323  DineEquity, Inc. (a)                                    15,691


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               HOTELS, RESTAURANTS & LEISURE (CONTINUED)
        1,842  Interval Leisure Group, Inc.                    $       31,830
        7,520  Multimedia Games Holding Co., Inc. (a)                  85,427
          811  P.F. Chang's China Bistro, Inc.                         32,189
          851  Papa John's International, Inc. (a)                     34,278
          652  Peet's Coffee & Tea, Inc. (a)                           50,087
        4,683  Shuffle Master, Inc. (a)                                82,749
                                                               --------------
                                                                      550,367
                                                               --------------

               HOUSEHOLD DURABLES -- 1.8%
          857  Blyth, Inc.                                             75,390
        3,325  Ryland Group (The), Inc.                                74,846
                                                               --------------
                                                                      150,236
                                                               --------------

               HOUSEHOLD PRODUCTS -- 0.2%
          353  WD-40 Co.                                               15,913
                                                               --------------

               INSURANCE -- 0.2%
          182  ProAssurance Corp.                                      16,032
                                                               --------------

               INTERNET SOFTWARE & SERVICES -- 3.2%
        2,118  DealerTrack Holdings, Inc. (a)                          63,180
        3,753  InfoSpace, Inc. (a)                                     41,771
        1,431  Liquidity Services, Inc. (a)                            76,315
        3,822  LivePerson, Inc. (a)                                    60,693
        1,150  Stamps.com, Inc. (a)                                    33,385
                                                               --------------
                                                                      275,344
                                                               --------------

               IT SERVICES -- 2.7%
          772  CACI International, Inc., Class A (a)                   47,192
        2,858  Heartland Payment Systems, Inc.                         87,083
        2,869  iGATE Corp. (a)                                         55,831
        2,784  Virtusa Corp. (a)                                       42,011
                                                               --------------
                                                                      232,117
                                                               --------------

               LEISURE EQUIPMENT & PRODUCTS -- 2.1%
        3,201  Brunswick Corp.                                         84,154
        1,679  Sturm, Ruger & Co., Inc.                                95,821
                                                               --------------
                                                                      179,975
                                                               --------------

               LIFE SCIENCES TOOLS & SERVICES -- 1.5%
       10,539  eResearchTechnology, Inc. (a)                           83,258
        1,783  PAREXEL International Corp. (a)                         48,034
                                                               --------------
                                                                      131,292
                                                               --------------

               MACHINERY -- 2.5%
          484  Lindsay Corp.                                           32,326
          924  Robbins & Myers, Inc.                                   45,008
          728  Tennant Co.                                             32,251
          676  Toro (The) Co.                                          48,307


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
        1,573  Watts Water Technologies, Inc., Class A         $       57,918
                                                               --------------
                                                                      215,810
                                                               --------------

               METALS & MINING -- 0.7%
        1,012  Haynes International, Inc.                              63,118
                                                               --------------

               MULTI-UTILITIES -- 0.4%
          480  CH Energy Group, Inc.                                   31,498
                                                               --------------

               OIL, GAS & CONSUMABLE FUELS -- 1.4%
        1,735  Approach Resources, Inc. (a)                            62,252
        1,468  GeoResources, Inc. (a)                                  55,358
                                                               --------------
                                                                      117,610
                                                               --------------

               PAPER & FOREST PRODUCTS -- 0.4%
          464  Schweitzer-Mauduit International, Inc.                  31,468
                                                               --------------

               PERSONAL PRODUCTS -- 0.4%
        1,836  Medifast, Inc. (a)                                      35,288
                                                               --------------

               PHARMACEUTICALS -- 3.3%
        4,109  Akorn, Inc. (a)                                         49,842
          446  Hi-Tech Pharmacal Co., Inc. (a)                         14,535
        1,597  Medicines (The) Co. (a)                                 35,278
          828  Par Pharmaceutical Cos., Inc. (a)                       35,058
          852  Questcor Pharmaceuticals, Inc. (a)                      38,255
        1,221  Salix Pharmaceuticals Ltd. (a)                          60,317
        2,132  ViroPharma, Inc. (a)                                    46,371
                                                               --------------
                                                                      279,656
                                                               --------------

               PROFESSIONAL SERVICES -- 0.2%
          330  Exponent, Inc. (a)                                      15,774
                                                               --------------

               REAL ESTATE INVESTMENT TRUSTS -- 2.9%
          319  EastGroup Properties, Inc.                              16,046
        2,227  Extra Space Storage, Inc.                               67,590
          728  Healthcare Realty Trust, Inc.                           15,637
        1,375  Kilroy Realty Corp.                                     65,244
          501  LTC Properties, Inc.                                    16,673
          489  PS Business Parks, Inc.                                 33,374
          643  Sovran Self Storage, Inc.                               33,886
                                                               --------------
                                                                      248,450
                                                               --------------

               ROAD & RAIL -- 0.9%
        1,729  Old Dominion Freight Line, Inc. (a)                     76,889
                                                               --------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.6%
        2,063  ATMI, Inc. (a)                                          43,344
        2,693  Cirrus Logic, Inc. (a)                                  73,734
        2,749  Entropic Communications, Inc. (a)                       11,628
        3,816  Exar Corp. (a)                                          30,223
        5,157  Kulicke & Soffa Industries, Inc. (a)                    67,557
        2,990  Microsemi Corp. (a)                                     64,345
        2,444  Monolithic Power Systems, Inc. (a)                      50,640
        2,212  Ultratech, Inc. (a)                                     70,651
          560  Veeco Instruments, Inc. (a)                             16,906


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                   (CONTINUED)
        1,397  Volterra Semiconductor Corp. (a)                $       45,947
                                                               --------------
                                                                      474,975
                                                               --------------

               SOFTWARE -- 5.7%
        1,447  Blackbaud, Inc.                                         44,828
        1,721  Bottomline Technologies, Inc. (a)                       40,495
          969  CommVault Systems, Inc. (a)                             50,456
        1,384  Ebix, Inc.                                              28,303
          525  Interactive Intelligence Group, Inc. (a)                15,571
        1,012  Manhattan Associates, Inc. (a)                          50,752
          343  MicroStrategy, Inc., Class A (a)                        47,944
          788  NetScout Systems, Inc. (a)                              16,304
        1,712  Sourcefire, Inc. (a)                                    87,295
          502  Synchronoss Technologies, Inc. (a)                      15,713
        1,669  Tyler Technologies, Inc. (a)                            66,677
          760  Websense, Inc. (a)                                      15,762
                                                               --------------
                                                                      480,100
                                                               --------------

               SPECIALTY RETAIL -- 7.2%
          669  Buckle (The), Inc.                                      30,894
        1,150  Genesco, Inc. (a)                                       86,250
        1,175  Hibbett Sports, Inc. (a)                                70,171
          318  JoS. A. Bank Clothiers, Inc. (a)                        15,121
        3,962  Kirkland's, Inc. (a)                                    58,004
        2,553  Lumber Liquidators Holdings, Inc. (a)                   73,858
          386  Monro Muffler Brake, Inc.                               15,926
        2,185  rue21, Inc. (a)                                         66,315
        2,545  Select Comfort Corp. (a)                                73,500
          725  Vitamin Shoppe, Inc. (a)                                34,126
        2,282  Zumiez, Inc. (a)                                        83,658
                                                               --------------
                                                                      607,823
                                                               --------------

               TEXTILES, APPAREL & LUXURY GOODS -- 3.6%
        2,298  Crocs, Inc. (a)                                         46,420
        6,169  Liz Claiborne, Inc. (a)                                 82,664
        1,622  Oxford Industries, Inc.                                 77,840
        1,928  Steven Madden, Ltd. (a)                                 83,309
          431  Wolverine World Wide, Inc.                              18,080
                                                               --------------
                                                                      308,313
                                                               --------------

               THRIFTS & MORTGAGE FINANCE -- 0.4%
        1,092  Oritani Financial Corp.                                 16,184
        1,042  ViewPoint Financial Group, Inc.                         16,578
                                                               --------------
                                                                       32,762
                                                               --------------

               TRADING COMPANIES & DISTRIBUTORS -- 1.5%
        2,004  Applied Industrial Technologies, Inc.                   78,757
        1,416  Kaman Corp.                                             48,682
                                                               --------------
                                                                      127,439
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


               DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               TOTAL INVESTMENTS -- 100.0%                     $    8,485,569
               (Cost $7,882,795) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                                    (274)
                                                               --------------
               NET ASSETS -- 100.0%                            $    8,485,295
                                                               ==============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $680,900 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $78,126.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                       LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*                     $8,485,569        $ --                $ --
                            ====================================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 0.7%
        1,184  Honeywell International, Inc.                   $       71,822
                                                               --------------

               AUTOMOBILES -- 4.8%
       23,137  Ford Motor Co.                                         260,985
       11,266  General Motors Co. (a)                                 259,118
                                                               --------------
                                                                      520,103
                                                               --------------

               CAPITAL MARKETS -- 1.2%
        7,357  Morgan Stanley                                         127,129
                                                               --------------

               CHEMICALS -- 2.7%
        6,257  Dow Chemical (The) Co.                                 211,987
        1,365  E.I. du Pont de Nemours & Co.                           72,973
                                                               --------------
                                                                      284,960
                                                               --------------

               COMMERCIAL BANKS -- 0.7%
        1,121  PNC Financial Services Group, Inc.                      74,345
                                                               --------------

               COMMUNICATIONS EQUIPMENT -- 1.9%
        3,187  QUALCOMM, Inc.                                         203,458
                                                               --------------

               COMPUTERS & PERIPHERALS -- 8.0%
          603  Apple, Inc. (a)                                        352,297
        7,253  EMC Corp. (a)                                          204,607
       12,126  Hewlett-Packard Co.                                    300,240
                                                               --------------
                                                                      857,144
                                                               --------------

               CONSUMER FINANCE -- 2.7%
        2,497  American Express Co.                                   150,344
        2,593  Capital One Financial Corp.                            143,860
                                                               --------------
                                                                      294,204
                                                               --------------

               DIVERSIFIED FINANCIAL SERVICES -- 3.0%
        7,549  Bank of America Corp.                                   61,223
        3,953  Citigroup, Inc.                                        130,607
        3,143  JPMorgan Chase & Co.                                   135,086
                                                               --------------
                                                                      326,916
                                                               --------------

               ELECTRIC UTILITIES -- 2.0%
        5,529  Exelon Corp.                                           215,686
                                                               --------------

               ENERGY EQUIPMENT & SERVICES -- 4.8%
       10,883  Halliburton Co.                                        372,416
        1,818  National Oilwell Varco, Inc.                           137,732
                                                               --------------
                                                                      510,148
                                                               --------------

               FOOD & STAPLES RETAILING -- 2.7%
        4,838  CVS Caremark Corp.                                     215,871
        1,180  Wal-Mart Stores, Inc.                                   69,514
                                                               --------------
                                                                      285,385
                                                               --------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
        3,687  Medtronic, Inc.                                        140,843
                                                               --------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               HEALTH CARE PROVIDERS & SERVICES -- 1.9%
        3,677  UnitedHealth Group, Inc.                        $      206,464
                                                               --------------

               HOTELS, RESTAURANTS & LEISURE -- 6.0%
        6,274  Las Vegas Sands Corp.                                  348,144
        4,060  Yum! Brands, Inc.                                      295,284
                                                               --------------
                                                                      643,428
                                                               --------------

               INDUSTRIAL CONGLOMERATES -- 2.0%
          811  3M Co.                                                  72,471
        2,581  Danaher Corp.                                          139,942
                                                               --------------
                                                                      212,413
                                                               --------------

               INSURANCE -- 4.2%
        7,030  American International Group, Inc. (a)                 239,231
        5,804  MetLife, Inc.                                          209,118
                                                               --------------
                                                                      448,349
                                                               --------------

               INTERNET & CATALOG RETAIL -- 3.6%
          504  priceline.com, Inc. (a)                                383,453
                                                               --------------

               INTERNET SOFTWARE & SERVICES -- 1.5%
        3,917  eBay, Inc. (a)                                         160,793
                                                               --------------

               IT SERVICES -- 2.8%
        2,241  Accenture PLC, Class A                                 145,553
          173  MasterCard, Inc., Class A                               78,242
          613  Visa, Inc., Class A                                     75,387
                                                               --------------
                                                                      299,182
                                                               --------------

               MACHINERY -- 3.2%
        3,391  Caterpillar, Inc.                                      348,493
                                                               --------------

               MEDIA -- 3.4%
       12,037  Comcast Corp., Class A                                 365,082
                                                               --------------

               METALS & MINING -- 3.4%
        9,496  Freeport-McMoRan Copper & Gold, Inc.                   363,697
                                                               --------------

               OIL, GAS & CONSUMABLE FUELS -- 15.0%
        3,597  Apache Corp.                                           345,096
        3,368  Chevron Corp.                                          358,894
        4,752  ConocoPhillips                                         340,386
        3,332  Exxon Mobil Corp.                                      287,685
        3,035  Occidental Petroleum Corp.                             276,853
                                                               --------------
                                                                    1,608,914
                                                               --------------

               PHARMACEUTICALS -- 2.8%
        5,382  Eli Lilly & Co.                                        222,761
        1,881  Merck & Co., Inc.                                       73,810
                                                               --------------
                                                                      296,571
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

APRIL 30, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.7%
       10,281  Intel Corp.                                     $      291,980
                                                               --------------

               SOFTWARE -- 4.7%
        6,721  Microsoft Corp.                                        215,206
        2,572  VMware, Inc., Class A (a)                              287,344
                                                               --------------
                                                                      502,550
                                                               --------------

               SPECIALTY RETAIL -- 5.5%
        5,744  Home Depot (The), Inc.                                 297,482
        9,209  Lowe's Cos., Inc.                                      289,807
                                                               --------------
                                                                      587,289
                                                               --------------

               TOBACCO -- 0.7%
          815  Philip Morris International, Inc.                       72,951
                                                               --------------

               TOTAL INVESTMENTS -- 99.9%                          10,703,752
               (Cost $10,428,142) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                                   7,991
                                                               --------------
               NET ASSETS -- 100.0%                            $   10,711,743
                                                               ==============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $378,678 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $103,068.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                       LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*                    $10,703,752        $ --                $ --
                            ====================================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
STYLE FUNDS
APRIL 30, 2012 (UNAUDITED)



                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company. The Trust currently consists of twenty-one exchange-traded funds (each a "Fund" and collectively, the "Funds") considered either a Sector Fund or a Style Fund, each having a separate report. This report covers the twelve Style Funds listed below:

            First Trust Large Cap Core AlphaDEX(R) Fund
            First Trust Mid Cap Core AlphaDEX(R) Fund
            First Trust Small Cap Core AlphaDEX(R) Fund
            First Trust Large Cap Value AlphaDEX(R) Fund
            First Trust Large Cap Growth AlphaDEX(R) Fund
            First Trust Multi Cap Value AlphaDEX(R) Fund
            First Trust Multi Cap Growth AlphaDEX(R) Fund
            First Trust Mid Cap Value AlphaDEX(R) Fund
            First Trust Mid Cap Growth AlphaDEX(R) Fund
            First Trust Small Cap Value AlphaDEX(R) Fund
            First Trust Small Cap Growth AlphaDEX(R) Fund
            First Trust Mega Cap AlphaDEX(R) Fund

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended. Each Fund's securities will be valued as follows:

       Portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

       Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and asked prices on such day.

       Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
APRIL 30, 2012 (UNAUDITED)


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

       o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

       o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          o  Quoted prices for similar investments in active markets.

          o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

       o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of April 30, 2012, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
APRIL 30, 2012 (UNAUDITED)


C. SECURITIES LENDING

The Funds may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund. Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS
APRIL 30, 2012 (UNAUDITED)


                             LICENSING INFORMATION

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Index, Defined Large Cap Growth Index, Defined Multi Cap Value Index, Defined Multi Cap Growth Index, Defined Mid Cap Growth Index, Defined Mid Cap Value Index, Defined Small Cap Growth Index and Defined Small Cap Value Index (the "Defined Series") is the exclusive property of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P does not make any representation regarding the advisability of investing in the Funds.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Exchange-Traded AlphaDEX(R) Fund
               -----------------------------------------------

By:  /s/ Mark R. Bradley
     -----------------------------------------------------------
     Mark R. Bradley,
     President and Chief Executive Officer
     (principal executive officer)

Date: June 25, 2012
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mark R. Bradley
     -----------------------------------------------------------
     Mark R. Bradley,
     President and Chief Executive Officer
     (principal executive officer)


Date: June 25, 2012
      ------------------------------

By:  /s/ James M. Dykas
     -----------------------------------------------------------
     James M. Dykas,
     Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date: June 25, 2012
      ------------------------------